UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Global Long/ Short Equity Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2016

Date of reporting period: 04/30/2016

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2016 (unaudited)	BlackRock Emerging Markets Long/Short Equity Fund (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (a)(b)	218,979,855	$218,979,855
Total Short-Term Securities (Cost — $218,979,855*) — 98.5%		218,979,855
Other Assets Less Liabilities — 1.5%		3,353,069
Net Assets — 100.0%		$222,332,924

Portfolio Abbreviations

ADR	American Depository Receipts
GDR	Global Depositary Receipts
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
USD	U.S. Dollar

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	During the period ended April 30, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at April 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	427,865,483	(208,885,628)	218,979,855	$491,326

(b)	Represents the current yield as of report date.

BLACKROCK FUNDS	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Derivative Financial Instruments Outstanding as of Period End

OTC Total Return Swaps1

Reference Entity	Counterparty	Expiration Dates	Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities
Equity Securities Long/Short:	Goldman Sachs & Co.	5/05/16 — 11/06/17	$10,150,675	$3,193,800	[2]	$13,950,693
	Goldman Sachs & Co.	5/06/16 — 11/02/17	$107,766	(137,208)[3]		(37,284)
	Morgan Stanley & Co, Inc.	10/17/16 — 8/13/18	$12,297,308	3,436,729	[4]	14,850,457
	Morgan Stanley & Co, Inc.	3/27/17 — 2/26/18	$(29,045)	26,208	[5]	20,905
	UBS AG	5/19/17	$13,165,047	971,483	[6]	14,111,736
	UBS AG	5/19/17	$184,318	(91,059)[7]		72,299
Total				$7,399,953		$42,968,806

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 14-1137 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:

BRL Spot Next
EUR Spot Next
JPY Spot Next
MXN Spot Next
USD 1 Week

Federal Funds Effective Rate — One Day
Garban Intercapital Federal Funds Rate Open

[2]	Amount includes $ (606,218) of net dividends and financing fees.

[3]	Amount includes $ 7,842 of net dividends and financing fees.

[4]	Amount includes $ 883,580 of net dividends and financing fees.

[5]	Amount includes $ (23,742) of net dividends and financing fees.

[6]	Amount includes $ 24,794 of net dividends and financing fees.

[7]	Amount includes $ 20,960 of net dividends and financing fees.

2	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2016, expiration dates 5/05/16 – 11/06/17:

Reference Entity — Long	Shares	Value
Brazil
Braskem SA, Preference A Shares	12,200	$87,081
BRF SA	1,700	24,315
BRF SA — ADR	8,853	125,885
Cia Energetica de Minas Gerais — ADR	19,700	38,607
Equatorial Energia SA	6,900	85,341
Fibria Celulose SA	39,100	345,378
Fibria Celulose SA — Sponsored ADR	9,371	83,022
Hypermarcas SA	16,300	143,789
Multiplus SA	70,600	779,023
Suzano Papel e Celulose SA, Preference ‘A’ Shares	81,200	309,992
Transmissora Alianca de Energia Eletrica SA	14,400	81,892

		2,104,325
China
3SBio, Inc.	189,500	228,758
Bank of China Ltd., Class H	2,451,000	992,395
Bank of Communications Co. Ltd., Class H	370,000	233,198
China Cinda Asset Management Co. Ltd.	1,686,000	552,104
China Communications Construction Corp. Ltd., Class H	23,000	27,606
China Communications Services Corp. Ltd., Class H	356,000	168,028
China Construction Bank Corp., Class H	1,522,000	966,662
China Everbright Bank Co. Ltd., Class H	118,000	53,506
China Galaxy Securities Co. Ltd., Class H	65,000	57,010
China Lesso Group Holdings Ltd.	150,000	82,471
China Life Insurance Co. Ltd., Class H	374,000	861,529
China Machinery Engineering Corp.	61,000	41,442
China Mobile Ltd.	38,000	436,268
China Pacific Insurance Group Co. Ltd., Class H	193,000	676,742
China Railway Group Ltd., Class H	604,000	478,082
China Telecom Corp. Ltd., Class H	782,000	387,140
Datang International Power Generation Co. Ltd., Class H	504,000	143,181
Dongfeng Motor Group Co. Ltd., Class H	34,000	37,154
Great Wall Motor Co. Ltd., Class H	112,000	84,255

Reference Entity — Long	Shares	Value
China (continued)
Guangzhou Pharmaceutical Co. Ltd.	190,000	$402,490
Huadian Fuxin Energy Corp. Ltd.	126,000	27,446
Huadian Power International Corp. Ltd., Class H	88,000	45,122
Huaneng Power International, Inc., Class H	614,000	437,939
Huatai Securities Co. Ltd., Class H	155,000	326,953
Industrial and Commercial Bank of China Ltd., Class H	704,000	376,921
Longfor Properties Co. Ltd.	396,000	555,553
Metallurgical Corp. of China Ltd.	25,000	7,511
New China Life Insurance Co. Ltd., Class H	18,500	60,307
On-Bright Electronics, Inc.	12,000	63,186
People’s Insurance Co. Group of China Ltd., Class H	1,593,000	640,648
PICC Property & Casualty Co. Ltd., Class H	86,000	156,439
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	33,500	71,004
Shenzhen Expressway Co. Ltd.	286,000	253,825
Sinopec Shanghai Petrochemical Co. Ltd., Class H	604,000	296,275
Sinopharm Group Co., Class H	32,000	136,774
Sinotrans Ltd., Class H	474,000	219,074
Sohu.com, Inc.	9,910	445,255
Tencent Holdings Ltd.	68,200	1,387,754
Tianjin Capital Environmental Protection Group Co. Ltd.	384,000	213,483
Tianneng Power International Ltd.	192,000	157,256
Xinjiang Goldwind Science & Technology Co. Ltd.	75,600	124,507
ZTE Corp., Class H	176,400	274,441

		13,187,694
Egypt
Global Telecom Holding — GDR	65,531	108,073
Hong Kong
Belle International Holdings Ltd.	143,000	87,205
China Everbright Ltd.	22,000	43,425
China High Speed Transmission Equipment Group Co. Ltd.	122,000	94,544
China Power International Development Ltd.	498,000	212,552
China Resources Power Holdings Co. Ltd.	400,000	673,694
China Taiping Insurance Holdings Co. Ltd.	63,600	129,596
Franshion Properties China Ltd.	1,140,000	326,386
Geely Automobile Holdings Ltd.	70,000	34,792
Haier Electronics Group Co. Ltd.	181,000	303,990

BLACKROCK FUNDS	APRIL 30, 2016	3

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Long	Shares	Value
Hong Kong (continued)
KWG Property Holding Ltd.	330,500	$213,830
Nine Dragons Paper Holdings Ltd.	40,000	28,657
Skyworth Digital Holdings Ltd.	1,754,000	1,141,518

		3,290,189
Indonesia
Matahari Department Store Tbk PT	29,000	41,564
Telekomunikasi Indonesia Persero Tbk PT	920,500	246,946
Telekomunikasi Indonesia Persero Tbk PT — ADR	12,815	683,919

		972,429
Malaysia
British American Tobacco Malaysia Bhd	94,500	1,109,850
IOI Corp. Bhd	89,400	100,927
KNM Group Bhd	169,100	20,468
MISC Bhd	219,000	473,703
Tenaga Nasional Bhd	27,700	101,748
Top Glove Corp. Bhd	127,400	161,639
YTL Power International Bhd	36,200	13,892

		1,982,227
Mexico
Alfa SAB de CV, Series A	553,300	1,040,043
Cemex SAB de CV — ADR	19,673	146,553
El Puerto de Liverpool SAB de CV, Series C1	4,115	46,768
Grupo Bimbo SAB de CV, Series A	81,000	246,927
Kimberly-Clark de Mexico SAB de CV	52,200	123,538
OHL Mexico SAB de CV	150,700	245,075

		1,848,904
Netherlands
Steinhoff International Holdings NV	16,465	102,971
Yandex NV	24,021	491,684

		594,655
Philippines
Globe Telecom, Inc.	260	12,094
Poland
Energa SA	93,923	305,961
Russia
Aeroflot — Russian Airlines OJSC	44,100	52,522
AK Transneft OAO, Preference Shares	32	98,394
Alrosa AO	101,100	113,887
Gazprom OAO	50,420	131,150
Inter Rao Ues OAO	6,449,000	182,484

Reference Entity — Long	Shares	Value
Russia (continued)
Lukoil PJSC — ADR	2,603	$110,904
Magnitogorsk Iron & Steel Works OJSC — GDR	10,835	52,121
Moscow Exchange MICEX-RTS OAO	49,660	78,385
Polymetal International PLC	9,047	93,777
Severstal OAO	8,840	99,667
Severstal PAO — GDR	4,924	57,343
Sistema JSFC	143,968	43,149
TMK OAO — GDR	1,889	5,680
Uralkali OJSC	12,020	30,282
Uralkali PJSC — GDR	10,897	137,276

		1,287,021
South Africa
Barclays Africa Group Ltd.	12,045	121,964
Clicks Group Ltd.	72,357	528,467
Gold Fields Ltd.	4,570	21,137
Kumba Iron Ore Ltd.	9,892	80,386
Mondi Ltd.	15,142	291,534
Netcare Ltd.	437,623	1,115,880
Sappi Ltd.	154,534	670,218
Standard Bank Group Ltd.	5,905	53,022

		2,882,608
South Korea
Cell Biotech Co. Ltd.	942	50,138
Coway Co. Ltd.	18,508	1,602,378
GS Home Shopping, Inc.	1,310	211,784
Hanjin Kal Corp.	1	15
Hyundai Development Co-Engineering & Construction	1,358	59,822
Hyundai Engineering & Construction Co. Ltd.	22,035	771,915
Korea Electric Power Corp.	1,180	64,094
Korea Investment Holdings Co. Ltd.	12,898	518,781
Korea Zinc Co. Ltd.	139	60,272
Korean Reinsurance Co.	7	79
KT Corp.	43,291	1,159,637
KT Corp. — ADR	50,386	685,751
Lotte Chemical Corp.	952	242,824
Lotte Confectionery Co. Ltd.	22	48,230
LS Corp.	4,386	194,354
Mirae Asset Securities Co. Ltd.	1,171	25,157
NAVER Corp.	925	548,196
NongShim Co. Ltd.	212	69,424
Samsung Card Co. Ltd.	952	32,349
Samsung SDS Co. Ltd.	495	73,805
Shinhan Financial Group Co. Ltd.	3,556	130,382
SK Innovation Co. Ltd.	241	32,547
SK Networks Co. Ltd.	7,118	42,276

		6,624,210

4	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Long	Shares	Value
Taiwan
Cathay Financial Holding Co. Ltd.	114,000	$127,654
Chailease Holding Co. Ltd.	840	1,404
Chunghwa Telecom Co. Ltd.	58,000	195,820
Chunghwa Telecom Co. Ltd. — ADR	35,155	1,198,784
Elite Advanced Laser Corp.	118,000	564,622
Everlight Electronics Co. Ltd.	343,000	479,577
Feng TAY Enterprise Co. Ltd.	263,230	1,131,055
First Financial Holding Co. Ltd.	1,485,000	726,237
FocalTech Systems Co. Ltd.	60,999	52,236
Formosa Chemicals & Fibre Corp.	30,000	76,444
Fubon Financial Holding Co. Ltd.	417,000	505,118
Gintech Energy Corp.	133,000	90,305
Hon Hai Precision Industry Co. Ltd.	851,250	2,027,729
Hon Hai Precision Industry Co. Ltd. — GDR	1,793	8,725
Inventec Co. Ltd.	978,000	644,861
King Yuan Electronics Co. Ltd.	658,000	579,132
Lite-On Technology Corp.	121,000	146,967
Micro-Star International Co. Ltd.	468,000	744,873
Nan Ya Plastics Corp.	18,000	35,177
Nanya Technology Corp.	46,000	53,508
Novatek Microelectronics Corp.	71,000	247,397
Powertech Technology, Inc.	148,000	298,692
Radiant Opto-Electronics Corp.	243,000	348,749
Shin Zu Shing Co. Ltd.	16,000	45,533
Taiwan Fertilizer Co. Ltd.	69,000	93,651
Transcend Information, Inc.	17,000	47,702
Uni-President Enterprises Corp.	135,000	243,024
XAC Automation Corp.	54,000	100,939
Yuanta Financial Holding Co. Ltd.	513	167

		10,816,082
Thailand
Airports of Thailand PCL	123,500	1,385,965
Bangchak Petroleum PCL	283,700	251,773
Central Pattana PCL	1,022,400	1,543,983
Indorama Ventures PCL	749,000	611,115
PTT Exploration & Production PCL	214,400	461,876
Thai Oil PCL	386,700	730,660
Thai Union Group PCL	117,400	69,565

		5,054,937
Turkey
Arcelik AS	89,742	602,495
BIM Birlesik Magazalar AS	10,740	236,342
Dogan Sirketler Grubu Holding	848,168	172,777
Eregli Demir ve Celik Fabrikalari TAS	459,062	765,739
KOC Holding AS	263,069	1,374,511
Koza Altin Isletmeleri AS	70,182	459,431

		3,611,295

Reference Entity — Long	Shares	Value
United Arab Emirates
Emaar Properties PJSC	17,534	$32,036
United Kingdom
British American Tobacco PLC	10,506	643,581
United States
Genpact Ltd.	1,733	49,281
Total Reference Entity — Long		55,407,602

Reference Entity — Short
Brazil
Banco Bradesco SA — ADR	(27,639)	(206,454)
Centrais Eletricas Brasileiras SA, Preferred B Shares	(64,500)	(240,231)
Cosan Ltd., Class — A Shares	(25,808)	(138,838)
Itau Unibanco Holding SA — ADR	(33,614)	(320,332)
Telefonica Brasil SA — ADR	(71,930)	(886,168)
Tim Participacoes SA — ADR	(12,991)	(144,061)

		(1,936,084)
Chile
Banco Santander Chile — ADR	(3,760)	(72,916)
Sociedad Quimica y Minera de Chile SA — ADR	(29,579)	(616,103)

		(689,019)
China
AviChina Industry & Technology Co. Ltd.	(1,086,000)	(756,980)
CGN Power Co. Ltd.	(1,352,000)	(431,417)
China Longyuan Power Group Corp., Class H	(380,000)	(262,900)
China Medical System Holdings Ltd.	(55,000)	(71,371)
China National Building Material Co. Ltd., Class H	(214,000)	(110,330)
China Shanshui Cement Group Ltd.	(2,165,000)	(270,815)
China Shenhua Energy Co. Ltd.	(195,500)	(329,188)
China Southern Airlines Co. Ltd.	(124,000)	(77,751)
China Tian Lun Gas Holdings Ltd.	(78,000)	(58,320)
CNOOC Ltd.	(76,000)	(93,882)
Country Garden Holdings Co. Ltd.	(5,000)	(1,971)
ENN Energy Holdings Ltd.	(2,000)	(9,753)
Fosun International Ltd.	(20,000)	(27,632)
Haitian International Holdings Ltd.	(6,000)	(10,235)
Hengan International Group Co. Ltd.	(28,500)	(255,352)
Huaneng Renewables Corp. Ltd.	(110,000)	(32,457)
JD.com, Inc. — ADR	(27,965)	(714,783)
PetroChina Co. Ltd.	(60,000)	(43,896)
Semiconductor Manufacturing International Corp.	(2,104,000)	(172,964)

BLACKROCK FUNDS	APRIL 30, 2016	5

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Short	Shares	Value
China (continued)
Shenzhou International Group Holdings Ltd.	(85,000)	$(439,408)
Shui On Land Ltd.	(6,835,500)	(1,783,833)
SOHO China Ltd.	(738,000)	(371,034)
Vipshop Holdings Ltd. — ADR	(25,873)	(352,906)
Want Want China Holdings Ltd.	(399,000)	(306,030)
YY, Inc. — ADR	(5,254)	(330,054)
Zhuzhou CSR Times Electric Co. Ltd.	(4,000)	(22,757)

		(7,338,019)
Colombia
Bancolombia SA — ADR	(1,024)	(39,563)
Greece
Tsakos Energy Navigation Ltd.	(22,497)	(143,025)
Hong Kong
Brilliance China Automotive Holdings Ltd.	(12,000)	(11,832)
China Gas Holdings Ltd.	(32,000)	(46,195)
China Mengniu Dairy Co. Ltd.	(120,000)	(202,931)
China Merchants Holdings International Co. Ltd.	(70,000)	(207,630)
China Oceanwide Holdings Ltd.	(1,036,000)	(119,823)
China Resources Gas Group Ltd.	(28,000)	(79,232)
China Traditional Chinese Medicine Co. Ltd.	(406,000)	(190,488)
CITIC Ltd.	(359,000)	(523,524)
COSCO Pacific Ltd.	(58,000)	(61,675)
Far East Horizon Ltd.	(251,000)	(199,234)
Hopewell Highway Infrastructure Ltd.	(786,000)	(391,681)
Poly Property Group Co. Ltd.	(318,000)	(84,890)
Shanghai Industrial Holdings Ltd.	(113,000)	(256,903)
Towngas China Co. Ltd.	(690,000)	(356,998)

		(2,733,036)
India
MakeMyTrip Ltd.	(14,513)	(266,403)
Indonesia
Astra Agro Lestari Tbk PT	(36,800)	(44,820)
Charoen Pokphand Indonesia Tbk PT	(646,600)	(181,399)
Mitra Keluarga Karyasehat Tbk PT	(193,300)	(38,824)
Tower Bersama Infrastructure Tbk PT	(74)	(19)

		(265,062)
Malaysia
Bumi Armada Bhd	(400,700)	(80,850)
Mexico
Fibra Uno Administracion SA de CV	(1,647,447)	(3,922,158)

Reference Entity — Short	Shares	Value
Mexico (continued)
Genomma Lab Internacional SAB de C.V.	(138,059)	$(151,659)
Grupo Aeroportuario del Pacifico SAB de C.V. — ADR	(1,964)	(185,436)
Grupo Carso SAB de C.V.	(259,737)	(1,242,018)
Grupo Financiero Banorte SAB de C.V.	(24,700)	(140,216)
Grupo Financiero Inbursa SAB de C.V.	(391,883)	(769,427)
Grupo Financiero Santander Mexico SAB de C.V.	(51,500)	(94,377)
Grupo Lala SAB de C.V.	(31,800)	(85,037)
Grupo Mexico SAB de C.V.	(1,391,400)	(3,539,019)
Grupo Televisa SAB — ADR	(18,105)	(529,204)
Infraestructura Energetica Nova SAB de C.V.	(677,252)	(2,646,469)
Mexichem SAB de CV	(940,610)	(2,374,394)

		(15,679,414)
South Africa
Discovery Holdings Ltd.	(113,546)	(1,016,233)
Foschini Group Ltd.	(6,702)	(71,989)
Impala Platinum Holdings Ltd.	(62,540)	(260,438)
Massmart Holdings Ltd.	(60,471)	(518,979)
MMI Holdings Ltd.	(19,340)	(32,223)
Remgro Ltd.	(76,392)	(1,372,662)
Shoprite Holdings Ltd.	(276)	(3,314)

		(3,275,838)
South Korea
Doosan Heavy Industries & Construction Co. Ltd.	(2,554)	(58,133)
LG Display Co. Ltd. — ADR	(68,143)	(698,455)
S-1 Corp.	(2,161)	(176,243)
Samsung Techwin Co. Ltd.	(753)	(27,399)
Yuhan Corp.	(471)	(120,293)

		(1,080,523)
Spain
Abertis Infraestructuras SA	(20,561)	(347,064)
Switzerland
Luxoft Holding, Inc.	(8,211)	(474,622)
Taiwan
Chang Hwa Commercial Bank	(100,580)	(52,428)
Cheng Shin Rubber Industry Co. Ltd.	(96,000)	(199,189)
Far Eastern New Century Corp.	(36,000)	(26,877)
Far EasTone Telecommunications Co. Ltd.	(23,000)	(51,856)
Inotera Memories, Inc.	(1,732,000)	(1,567,566)
Quanta Computer, Inc.	(1,344,000)	(2,160,293)
United Microelectronics Corp.	(896,000)	(332,377)

6	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Short	Shares	Value
Taiwan (continued)
Wistron Corp.	(99,553)	$(58,763)

		(4,449,349)
Thailand
Italian-Thai Development PCL	(761,100)	(154,649)
Turkey
Anadolu Efes Biracilik Ve Malt Sanayii AS	(8,181)	(64,300)
Emlak Konut Gayrimenkul Yatirim Ortakligi	(829,165)	(891,101)
Turkcell Iletisim Hizmetleri AS — ADR	(134,013)	(1,447,322)

		(2,402,723)
United States
AES Corp.	(7,138)	(79,632)
Dorian LPG Ltd.	(2,073)	(22,034)

		(101,666)
Total Reference Entity — Short		(41,456,909)
Net Value of Reference Entity		13,950,693

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2016, expiration dates 5/06/16 – 11/02/17:

Reference Entity — Long
Australia
BlueScope Steel Ltd.	5,928	28,943
Fortescue Metals Group Ltd.	10,104	25,967
South32 Ltd.	3,784	4,732

		59,642
Austria
Wienerberger AG	5,527	109,167
Canada
Canfor Corp.	5,658	61,869
Celestica, Inc.	2,930	31,409
Gibson Energy, Inc.	268	3,984
Magna International, Inc.	350	14,701

		111,963
Denmark
A.P. Moeller — Maersk A/S, Class B	16	22,520
GN Store Nord A/S	1,924	37,861
Vestas Wind Systems A/S	1,108	79,313

		139,694

Reference Entity — Long	Shares	Value
Finland
Cargotec OYJ	616	$23,315
Kone OYJ, Class B	1,225	55,973
Nokia OYJ	1,373	8,106
Stora Enso OYJ, Class R	746	6,522
UPM-Kymmene OYJ	954	18,262

		112,178
France
AtoS SE	1,011	89,986
AXA SA	571	14,418
Nexans SA	35	1,628
Peugeot SA	2,522	40,645
Renault SA	834	80,471
Safran SA	424	29,230
Thales SA	1,252	108,345

		364,723
Germany
Aurubis AG	243	13,206
Dialog Semiconductor PLC	1,016	35,435
Evonik Industries AG	62	1,967
Hochtief AG	1,337	171,767
KION Group AG	2,088	114,021
NORMA Group AG	70	3,600
OSRAM Licht AG	658	34,360
Rational AG	2	1,016

		375,372
Hong Kong
CLP Holdings Ltd.	7,500	69,338
HKT Trust & HKT Ltd.	10,000	14,490
Hopewell Holdings Ltd.	16,000	53,891
New World Development Co. Ltd.	269,000	267,523
Orient Overseas International Ltd.	1,500	5,701
Sun Hung Kai Properties Ltd.	4,000	50,412

		461,355
Israel
Israel Chemicals Ltd.	677	3,373
Japan
Ajinomoto Co., Inc.	2,300	53,016
Calsonic Kansei Corp.	1,000	6,830
Citizen Holdings Co. Ltd.	300	1,692
Daifuku Co. Ltd.	8,100	144,867
DIC Corp.	24,000	55,207
Fuji Electric Co. Ltd.	3,000	12,766
Hitachi Capital Corp.	1,100	23,493
Hitachi Metals Ltd.	300	3,046
Isuzu Motors Ltd.	400	4,280
JTEKT Corp.	2,100	26,741
Konica Minolta, Inc.	1,800	15,537
Mitsubishi Gas Chemical Co., Inc.	3,000	16,451

BLACKROCK FUNDS	APRIL 30, 2016	7

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Long	Shares	Value
Japan (continued)
Mitsubishi Heavy Industries Ltd.	5,000	$17,773
Mitsubishi Materials Corp.	1,000	3,172
Nagase & Co. Ltd.	7,400	82,056
Nexon Co. Ltd.	3,400	51,052
Nippon Shokubai Co. Ltd.	500	25,898
Nippon Steel & Sumitomo Metal Corp.	2,600	54,100
Nissan Motor Co. Ltd.	8,400	74,542
NSK Ltd.	100	873
Saizeriya Co. Ltd.	1,100	19,498
Seiko Holdings Corp.	24,000	89,893
Shin-Etsu Chemical Co. Ltd.	500	28,004
Sysmex Corp.	1,100	68,793
Taiyo Yuden Co Ltd.	2,200	21,954
Tokai Rika Co. Ltd.	2,400	44,438
Yakult Honsha Co. Ltd.	500	24,785
Zeon Corp.	4,000	28,421

		999,178
Singapore
Jardine Cycle & Carriage Ltd.	600	17,154
Singapore Airlines Ltd.	5,300	45,243
Venture Corp. Ltd.	23,800	148,003

		210,400
Spain
Amadeus IT Holding SA, Class A	2,401	109,486
Banco Bilbao Vizcaya Argentaria SA	1,675	251
Codere SA	16,118	15,678
Ebro Foods SA	1,072	24,324
Mapfre SA	9,658	24,569

		174,308
Sweden
Hexpol AB	1,794	18,567
Telefonaktiebolaget LM Ericsson, Class B	6,389	51,766

		70,333
Switzerland
Adecco SA, Registered Shares	637	41,120
Glencore PLC	1,882	4,498
Logitech International SA, Registered Shares	9,313	143,090
Schindler Holding AG, Participation Certificates	5	912
STMicroelectronics NV	6,196	38,096
Straumann Holding AG, Registered Shares	59	20,484

Reference Entity — Long	Shares	Value
Switzerland (continued)
TE Connectivity Ltd.	211	$12,550

		260,750
United Kingdom
Atlassian Corp. PLC, Class A	1,295	30,005
Ensco PLC, Class A	254	3,038
GKN PLC	52,614	214,714
Halma PLC	2,668	34,820
Inchcape PLC	8,065	79,997
Informa PLC	1,999	19,151
Intertek Group PLC	2,646	126,229
Johnson Matthey PLC	354	14,962
Smiths Group PLC	422	6,848
Spirax-Sarco Engineering PLC	2,494	124,608
Standard Life PLC	4,670	22,300

		676,672
United States
Abbott Laboratories	840	32,676
Air Lease Corp.	646	19,690
Air Products & Chemicals, Inc.	2,697	393,465
Analog Devices, Inc.	1,357	76,426
AO Smith Corp.	162	12,510
Apple, Inc.	257	24,091
Aspen Technology, Inc.	321	12,208
Avery Dennison Corp.	850	61,719
B/E Aerospace, Inc.	1,605	78,051
Bemis Co., Inc.	1,204	60,417
C.R. Bard, Inc.	462	98,023
Celanese Corp., Series A	237	16,756
Ecolab, Inc.	333	38,288
Eli Lilly & Co.	346	26,133
Energen Corp.	352	14,957
Flextronics International Ltd.	29,650	360,248
FLIR Systems, Inc.	163	4,924
FMC Technologies, Inc.	6,511	198,520
Fortinet, Inc.	301	9,786
Harman International Industries, Inc.	827	63,481
Hasbro, Inc.	1,928	163,186
IntercontinentalExchange, Inc.	81	19,442
Maxim Integrated Products, Inc.	1,577	56,330
McCormick & Co., Inc.	676	63,395
Moody’s Corp.	1,289	123,383
Newfield Exploration Co.	337	12,216
NIKE, Inc., Class B	203	11,965
PACCAR, Inc.	2,930	172,606
PVH Corp.	153	14,627
Starbucks Corp.	6,332	356,048
VeriSign, Inc.	193	16,675
Visa, Inc., Class A	313	24,176
Xilinx, Inc.	1,924	82,886

8	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Long	Shares	Value
United States (continued)
Zebra Technologies Corp., Class A	307	$19,206

		2,738,510
Total Reference Entity — Long		6,867,618

Reference Entity — Short
Australia
Ansell Ltd.	(588)	(8,875)
Coca-Cola Amatil Ltd.	(470)	(3,062)
Incitec Pivot Ltd.	(78,697)	(191,244)
Insurance Australia Group Ltd.	(37,105)	(161,691)
Orica Ltd.	(5,330)	(61,586)
Ramsay Health Care Ltd.	(2,800)	(137,692)
Seek Ltd.	(908)	(11,236)

		(575,386)
Austria
Andritz AG	(220)	(12,349)
voestalpine AG	(2,006)	(72,386)

		(84,735)
Belgium
NV Bekaert SA	(656)	(28,890)
Solvay SA	(956)	(96,853)

		(125,743)
Canada
Finning International, Inc.	(578)	(10,273)
Denmark
H Lundbeck A/S	(189)	(6,315)
Novozymes A/S, -B Shares	(552)	(26,475)

		(32,790)
Finland
Fortum OYJ	(18,614)	(280,634)
Nokian Renkaat OYJ	(2,943)	(108,703)

		(389,337)
France
Air Liquide SA	(65)	(7,372)
BioMerieux	(1,265)	(163,276)
Bureau Veritas SA	(1,549)	(36,716)
JCDecaux SA	(93)	(4,121)
Kering	(144)	(24,696)
L’Oreal SA	(588)	(106,808)
LVMH Moet Hennessy Louis Vuitton SA	(365)	(60,813)
Pernod Ricard SA	(412)	(44,502)
SEB SA	(363)	(40,668)

Reference Entity — Short	Shares	Value
France (continued)
Teleperformance	(140)	$(12,575)

		(501,547)
Germany
Axel Springer SE	(1,282)	(71,686)
Bayerische Motoren Werke AG	(1,717)	(158,846)
ElringKlinger AG	(3,926)	(96,379)
Fresenius SE & Co. KGaA	(2,372)	(172,962)
Merck KGaA	(675)	(63,569)
Sartorius AG	(7)	(1,730)
Siemens AG	(322)	(33,697)
Symrise AG	(1,337)	(88,738)
ThyssenKrupp AG	(4,059)	(94,582)

		(782,189)
Hong Kong
ASM Pacific Technology Ltd.	(100)	(721)
Bank of East Asia Ltd.	(3,200)	(11,610)
Esprit Holdings Ltd.	(5)	(4)
Hong Kong & China Gas Co. Ltd.	(2,000)	(3,723)
Hong Kong Exchanges and Clearing Ltd.	(12,600)	(317,611)
Jardine Matheson Holdings Ltd.	(5,400)	(297,821)
Melco International Development Ltd.	(43,000)	(49,141)

		(680,631)
Japan
AEON Financial Service Co. Ltd.	(4,200)	(93,739)
Aisin Seiki Co. Ltd.	(2,000)	(77,720)
Daihatsu Motor Co. Ltd.	(9,600)	(128,112)
Daikin Industries Ltd.	(700)	(55,565)
Disco Corp.	(600)	(50,992)
Ebara Corp.	(3,000)	(13,659)
Fuji Oil Holdings, Inc.	(1,400)	(26,043)
Hamamatsu Photonics KK	(400)	(11,116)
Hitachi Construction Machinery Co. Ltd.	(4,700)	(74,621)
Kansai Paint Co. Ltd.	(4,400)	(76,954)
Keyence Corp.	(100)	(59,939)
Misumi Group, Inc.	(2,400)	(33,143)
Mitsui Chemicals, Inc.	(31,000)	(102,813)
Nifco, Inc.	(100)	(4,773)
Oki Electric Industry Co. Ltd.	(28,000)	(39,192)
Rinnai Corp.	(300)	(26,476)
Rohto Pharmaceutical Co. Ltd.	(1,100)	(18,724)
Screen Holdings Co. Ltd.	(4,000)	(30,861)
Shimano, Inc.	(100)	(14,347)
Sojitz Corp.	(1,700)	(3,397)
Teijin Ltd.	(1,000)	(3,580)
THK Co. Ltd.	(2,700)	(53,630)
Toshiba Corp.	(6,000)	(12,690)

BLACKROCK FUNDS	APRIL 30, 2016	9

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Short	Shares	Value
Japan (continued)
Toyo Seikan Group Holdings Ltd.	(3,900)	$(76,888)
Yokohama Rubber Co. Ltd.	(2,200)	(36,882)

		(1,125,856)
Netherlands
Arcadis NV	(747)	(12,804)
Core Laboratories NV	(354)	(47,316)
Gemalto NV	(153)	(9,945)
SBM Offshore NV	(10,220)	(136,891)

		(206,956)
Portugal
EDP — Energias de Portugal SA	(1,830)	(6,506)
Jeronimo Martins SGPS SA	(2,466)	(40,374)

		(46,880)
Singapore
CapitaLand Ltd.	(5,600)	(12,899)
Neptune Orient Lines Ltd.	(19,700)	(18,798)
United Overseas Bank Ltd.	(500)	(6,890)
UOL Group Ltd.	(1,500)	(6,831)
Wing Tai Holdings Ltd.	(2,100)	(2,923)

		(48,341)
Sweden
Alfa Laval AB	(2,271)	(35,832)
Atlas Copco AB	(670)	(17,358)
BillerudKorsnas AB	(1,156)	(17,977)
Getinge AB, -B Shares	(507)	(10,738)
Hexagon AB, -B Shares	(1,984)	(79,250)

		(161,155)
Switzerland
Barry Callebaut AG	(41)	(48,234)
Cie Financiere Richemont SA	(485)	(32,340)
DKSH Holding AG	(149)	(9,752)
SGS SA	(15)	(33,073)
Swatch Group AG	(6)	(2,047)

		(125,446)
United Kingdom
Associated British Foods PLC	(60)	(2,692)
Capita PLC	(6,232)	(91,311)
GlaxoSmithKline PLC	(178)	(3,804)
Inmarsat PLC	(10,486)	(142,673)
Melrose Industries PLC	(2,435)	(13,305)
Micro Focus International PLC	(2,739)	(61,265)
Next PLC	(30)	(2,233)
Pentair PLC	(912)	(52,969)
Reckitt Benckiser Group PLC	(211)	(20,555)
Rolls Royce Holdings PLC	(138,582)	(202)

Reference Entity — Short	Shares	Value
United Kingdom (continued)
Tesco PLC	(775)	$(1,948)

		(392,957)
United States
AGCO Corp.	(1,690)	(90,364)
Avnet, Inc.	(772)	(31,745)
Becton Dickinson and Co.	(98)	(15,803)
Caterpillar, Inc.	(423)	(32,876)
Cognex Corp.	(1,140)	(40,504)
Cooper Cos., Inc.	(122)	(18,676)
Corning, Inc.	(9,270)	(173,071)
Cummins, Inc.	(619)	(72,442)
Donaldson Co., Inc.	(5,602)	(183,073)
Edgewell Personal Care Co.	(1,731)	(142,063)
EnerSys	(109)	(6,362)
Flowserve Corp.	(2,793)	(136,326)
FMC Corp.	(2,774)	(120,003)
General Electric Co.	(103)	(3,167)
Hawaiian Holdings, Inc.	(63)	(2,650)
Jabil Circuit, Inc.	(135)	(2,344)
Keysight Technologies, Inc.	(400)	(10,432)
Micron Technology, Inc.	(2,258)	(24,274)
Microsemi Corp.	(236)	(7,974)
Monolithic Power Systems, Inc.	(1,124)	(70,160)
Monsanto Co.	(315)	(29,509)
NetSuite, Inc.	(12)	(972)
Omnicom Group, Inc.	(11)	(913)
Oracle Corp.	(665)	(26,507)
PayPal Holdings, Inc.	(370)	(14,497)
PerkinElmer, Inc.	(833)	(42,000)
Procter & Gamble Co.	(56)	(4,487)
Symantec Corp.	(1,798)	(29,928)
Teradata Corp.	(431)	(10,904)
Textron, Inc.	(229)	(8,858)
Torchmark Corp.	(348)	(20,146)
Total System Services, Inc.	(283)	(14,473)
United Parcel Service, Inc., Class B	(66)	(6,935)
United Technologies Corp.	(1,963)	(204,878)
Wynn Resorts Ltd.	(174)	(15,364)

		(1,614,680)
Total Reference Entity — Short		(6,904,902)
Net Value of Reference Entity — Goldman Sachs & Co.		(37,284)

10	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co, Inc. as of April 30, 2016, expiration dates 10/17/16 – 8/13/18:

Reference Entity — Long	Shares	Value
Brazil
Banco do Brasil SA	15,800	$101,572
BM&FBovespa SA	74,200	370,647
Braskem SA — ADR	23,010	327,890
Braskem SA, Preference A Shares	34,400	245,551
BRF SA	34,400	492,105
BRF SA — ADR	33,681	478,941
CETIP SA — Mercados Organizado	74,300	912,099
Cia Energetica de Minas Gerais, Preference Shares	94,400	188,015
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	180,900	757,419
Companhia de Saneamento Basico do Estado de Sao Paulo	30,900	237,189
Equatorial Energia SA	34,700	429,201
Fibria Celulose SA	3,300	29,148
Fibria Celulose SA — Sponsored — ADR	61,685	546,527
JBS SA	567,900	1,492,711
Suzano Papel e Celulose SA, Preference ‘A’ Shares	32,200	122,927
Transmissora Alianca de Energia Eletrica SA	122,200	694,984
Ultrapar Participacoes SA	17,000	357,965

		7,784,891
Chile
Aguas Andinas SA, Class A	518,920	300,617
China
3SBio, Inc.	361,500	436,392
Air China Ltd., Class H	214,000	162,015
Anhui Conch Cement Co. Ltd., Class H	247,000	650,861
Anhui Expressway Co. Ltd., Class H	204,000	162,442
Bank of Communications Co. Ltd., Class H	2,027,000	1,277,551
Beijing Capital International Airport Co. Ltd., Class H	1,128,000	1,210,234
BYD Electronic International Co. Ltd.	206,500	118,260
China Communications Construction Co. Ltd., Class H	712,000	854,638
China Communications Services Corp. Ltd., Class H	1,426,000	673,061
China Construction Bank Corp., Class H	500,000	317,563
China Dongxiang Group Co. Ltd.	160,000	32,952
China Galaxy Securities Co. Ltd., Class H	542,500	475,821

Reference Entity — Long	Shares	Value
China (continued)
China Lesso Group Holdings Ltd.	277,000	$152,297
China Machinery Engineering Corp.	385,000	261,567
China Pacific Insurance Group Co. Ltd., Class H	139,000	487,395
China Petroleum & Chemical Corp. — ADR	1,451	102,686
China Petroleum & Chemical Corp. Class H	166,000	116,977
China Railway Construction Corp. Ltd., Class H	203,000	258,071
China Railway Group Ltd., Class H	172,000	136,142
China Telecom Corp. Ltd., Class H	488,000	241,591
China Unicom Hong Kong Ltd.	36,000	42,130
China Vanke Co. Ltd., Class H	65,200	162,740
CITIC Securities Co. Ltd., Class H	169,500	372,523
Dalian Wanda Commercial Properties Co. Ltd., Class H	34,500	225,859
Datang International Power Generation Co. Ltd., Class H	1,020,000	289,773
Dongfeng Motor Group Co. Ltd., Class H	602,000	657,858
Great Wall Motor Co. Ltd., Class H	117,000	88,017
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	84,000	177,942
Huadian Power International Corp. Ltd., Class H	956,000	490,205
Huaneng Power International, Inc., Class H	388,000	276,743
Industrial & Commercial Bank of China Ltd., Class H	2,953,000	1,581,038
Jiangxi Copper Co. Ltd., Class H	401,000	489,585
Longfor Properties Co. Ltd.	227,000	318,461
NetEase, Inc. — ADR	28,787	4,050,330
New China Life Insurance Co. Ltd., Class H	8,800	28,686
People’s Insurance Co. Group of China Ltd., Class H	716,000	287,949
PICC Property & Casualty Co. Ltd., Class H	176,000	320,157
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	75,700	160,450
Sinopec Shanghai Petrochemical Co. Ltd., Class H	410,000	201,114
Sinopharm Group Co. Ltd., Class H	105,600	451,358
Sinotrans Ltd., Class H	256,000	118,318
Sohu.com, Inc.	6,653	298,918
Tencent Holdings Ltd.	106,700	2,171,164
Tianjin Capital Environmental Protection Group Co. Ltd.	92,000	51,147
Tianneng Power International Ltd.	550,000	450,476
Zhejiang Expressway Co. Ltd., Class H	262,000	267,344

BLACKROCK FUNDS	APRIL 30, 2016	11

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Long	Shares	Value
China (continued)
ZTE Corp., Class H	117,400	$182,649

		22,341,450
Czech Republic
Czech Republic AS	23,674	240,516
Egypt
Global Telecom Holding, — GDR	54,491	89,868
Hong Kong
Belle International Holdings Ltd.	381,000	232,352
China Jinmao Holdings Group Ltd.	254,000	72,719
China Mobile Ltd. — ADR	14,556	837,258
China Power International Development Ltd.	396,000	169,017
China Resources Land Ltd.	66,000	162,138
China Resources Power Holdings Co. Ltd.	242,000	407,585
China Taiping Insurance Holdings Co. Ltd.	63,400	129,190
China Unicom Hong Kong Ltd. — ADR	5,227	61,153
Geely Automobile Holdings Ltd.	105,000	52,192
GOME Electrical Appliances Holding Ltd.	1,791,000	229,697
Haier Electronics Group Co. Ltd.	90,000	151,155
KWG Property Holding Ltd.	872,500	564,506
Nine Dragons Paper Holdings Ltd.	224,000	160,499
Skyworth Digital Holdings Ltd.	66,000	42,951

		3,272,412
Hungary
MOL Hungarian Oil & Gas PLC	6,905	421,861
Indonesia
Telekomunikasi Indonesia Persero Tbk PT	553,200	148,399
United Tractors Tbk PT	1,256,400	1,422,255

		1,570,654
Malaysia
Astro Malaysia Holdings Bhd	171,500	121,295
IOI Corp. Bhd	52,400	59,154
MISC Bhd	223,700	483,870
PPB Group Bhd	12,000	49,609
Tenaga Nasional Bhd	121,200	445,217
Top Glove Corp. Bhd	213,100	270,377

		1,429,522
Mexico
Alfa SAB de CV, Series A	1,158,556	2,177,761
Cemex SAB de CV	2,168,774	1,609,748
Cemex SAB de CV — ADR	174,257	1,298,211

Reference Entity — Long	Shares	Value
Mexico (continued)
El Puerto de Liverpool SAB de CV, Series C1	9,615	$109,291
Gruma SAB de CV	89,128	1,302,000
Grupo Bimbo SAB de CV, Series A	30,100	91,758
Kimberly-Clark de Mexico SAB de CV, Class A	214,335	507,283
Promotora y Operadora de Infraestructura SAB de CV	36,823	466,985

		7,563,037
Netherlands
Steinhoff International Holdings NV	27,189	170,061
Yandex NV	29,820	610,394

		780,455
Peru
Credicorp Ltd.	4,803	698,411
Philippines
Robinsons Land Corp.	105,500	60,849
Poland
Eurocash SA	2,882	41,163
Polski Koncern Naftowy Orlen SA	27,775	500,921
Tauron Polska Energia SA	1,293,168	1,002,441

		1,544,525
Qatar
Ooredoo QSC	3,000	75,537
Russia
Aeroflot — Russian Airlines OJSC	115,250	137,267
Alrosa AO	95,200	107,242
Gazprom OAO	32,130	83,575
Gazprom OAO — ADR	43,852	227,852
Inter Rao Ues OAO	2,081,312	58,893
Lukoil OAO	5,355	226,378
Lukoil PJSC — ADR	1,853	78,950
Magnitogorsk Iron & Steel Works OJSC	503,000	184,672
Magnitogorsk Iron & Steel Works OJSC, — GDR	1,348	6,483
MMC Norilsk Nickel	295	42,628
MMC Norilsk Nickel PJSC — ADR	5,009	74,017
Moscow Exchange MICEX-RTS OAO	60,260	95,119
Novolipetsk Steel OJSC — GDR	2,577	35,003
Rosneft Oil Co. OJSC	6,451	35,402
Severstal PAO — GDR	2,832	32,980
Surgutneftegas OAO	105,209	55,533
Tatneft OAO	16,870	88,276
Tatneft PAO — ADR	5,089	160,424
Uralkali OJSC	6	13

12	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Long	Shares	Value
Russia (continued)
Uralkali PJSC — GDR	1,989	$25,055

		1,755,762
South Africa
Bidvest Group Ltd.	32,297	820,546
Hyprop Investments Ltd.	57,703	497,560
Mondi Ltd.	10,861	209,109
Pick n Pay Stores Ltd.	38,467	199,550
Sappi Ltd.	91,313	396,025
Spar Group Ltd.	4,888	73,047
Vodacom Group Ltd.	18,944	220,255

		2,416,092
South Korea
Cell Biotech Co. Ltd.	1,282	68,237
Com2uSCorp	359	40,614
Coway Co. Ltd.	10,354	896,424
Daesang Corp.	3,544	88,724
Daou Technology, Inc.	2,345	48,158
GS Home Shopping, Inc.	162	26,189
Hyundai Development Co-Engineering & Construction	2,000	88,105
Hyundai Engineering & Construction Co. Ltd.	3,077	107,790
Hyundai Mobis Co. Ltd.	2,202	501,838
Hyundai Wia Corp.	1,328	112,132
Industrial Bank of Korea	11,807	125,500
Korea Electric Power Corp.	1,183	64,258
Korea Zinc Co. Ltd.	695	301,372
KT Corp.	46,860	1,255,241
KT Corp. — ADR	42,470	578,015
Lotte Chemical Corp.	180	45,911
LOTTE Himart Co. Ltd.	2,615	129,170
NAVER Corp.	1,529	906,156
Neowiz Games Corp.	12,062	157,773
Poongsan Corp.	1,197	33,329
Posco Daewoo Corp.	26,017	562,787
Samsung Card Co. Ltd.	2,144	72,856
Samsung SDS Co. Ltd.	1,468	218,887
Shinhan Financial Group Co. Ltd.	12,676	464,776
Shinhan Financial Group Co. Ltd. — ADR	2,721	99,478
Silicon Works Co. Ltd.	8,665	241,821
SK Hynix, Inc.	1,044	25,606
SK Telecom Co. Ltd. — ADR	7,797	155,939
Sungwoo Hitech Co. Ltd.	20,643	168,220
Woori Bank	15,074	138,499

		7,723,805
Taiwan
Cathay Financial Holding Co. Ltd.	534,000	597,965
Chunghwa Telecom Co. Ltd.	131,000	442,285

Reference Entity — Long	Shares	Value
Taiwan (continued)
CTBC Financial Holding Co. Ltd.	258,000	$130,747
Elite Advanced Laser Corp.	35,800	171,300
Everlight Electronics Co. Ltd.	425,000	594,228
Feng TAY Enterprise Co. Ltd.	4,680	20,108
Formosa Chemicals & Fibre Corp.	32,000	81,540
Formosa Petrochemical Corp.	11,000	31,198
Foxconn Technology Co. Ltd.	127,480	262,242
Fubon Financial Holding Co. Ltd.	1,108,000	1,342,140
General Interface Solution Holding Ltd.	30,000	79,351
Gintech Energy Corp.	71,000	48,207
Hon Hai Precision Industry Co. Ltd.	85,100	202,712
Hon Hai Precision Industry Co. Ltd. — GDR	11	52
Inventec Co. Ltd.	472,000	311,221
Lite-On Technology Corp.	161,000	195,552
Micro-Star International Co. Ltd.	567,000	902,444
Nanya Technology Corp.	259,000	301,282
Novatek Microelectronics Corp.	112,000	390,261
PChome Online, Inc.	10,227	108,093
Pou Chen Corp.	353,000	443,749
Radiant Opto-Electronics Corp.	135,000	193,749
Sercomm Corp.	21,000	49,787
Taiwan Business Bank	175,973	45,324
Taiwan Fertilizer Co. Ltd.	274,000	371,896
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	1,483	34,982
Vanguard International Semiconductor Corp.	27,000	41,139
Zhen Ding Technology Holding Ltd.	91,000	190,719

		7,584,273
Thailand
Airports of Thailand PCL	83,600	938,192
Delta Electronics Thailand PCL	541,100	1,115,347
Indorama Ventures PCL	46,300	37,773
IRPC PCL	543,600	79,365
Pruksa Real Estate PCL	382,100	281,676
PTT Global Chemical PCL, Foreign Registered Shares	1,170,900	2,095,079
Siam Cement PCL, Foreign Registered Shares	7,450	103,925
Thai Oil PCL	616,400	1,164,679
Thai Union Group PCL	155,000	91,851
Tipco Asphalt PCL	729,000	513,405

		6,421,292
Turkey
Arcelik AS	18,143	121,803
BIM Birlesik Magazalar AS	42,711	939,918
Dogan Sirketler Grubu Holding	308,764	62,896
Enka Insaat ve Sanayi AS	11,742	20,379

BLACKROCK FUNDS	APRIL 30, 2016	13

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Long	Shares	Value
Turkey (continued)
Eregli Demir ve Celik Fabrikalari TAS	1,030,486	$1,718,920
KOC Holding AS	325,337	1,699,862
Koza Altin Isletmeleri AS	84,418	552,631
TAV Havalimanlari Holding AS	88,411	515,215
Turk Hava Yollari	484,410	1,193,813
Turkiye Is Bankasi, Class C	36,516	64,021

		6,889,458
United Arab Emirates
Abu Dhabi Commercial Bank PJSC	14,212	24,417
Aldar Properties PJSC	257,380	190,603

		215,020
United Kingdom
Anglo American PLC	19,485	218,001
BHP Billiton PLC	3,019	41,423
SABMiller PLC	5,995	366,432

		625,856
United States
Genpact Ltd.	1,367	39,084
Total Reference Entity — Long		81,845,247

Reference Entity — Short
Brazil
AMBEV SA — ADR	(184,997)	(1,034,121)
Cielo SA	(369,509)	(3,599,188)
EcoRodovias Infraestrutura e Logistica SA	(86,900)	(189,491)
Embraer SA — ADR	(18,281)	(422,278)
Tim Participacoes SA — ADR	(37,961)	(420,975)

		(5,666,053)
Chile
Banco Santander Chile — ADR	(17,192)	(333,462)
China
58.com, Inc. — ADR	(1,072)	(58,583)
AAC Technologies Holdings, Inc.	(82,000)	(569,157)
AviChina Industry & Technology Co. Ltd., Class H	(141,000)	(98,281)
CGN Power Co. Ltd.	(1,466,000)	(467,795)
China Conch Venture Holdings Ltd.	(177,500)	(359,139)
China Eastern Airlines Corp. Ltd., Class H	(68,000)	(37,174)
China Longyuan Power Group Corp., Class H	(647,000)	(447,624)
China Medical System Holdings Ltd.	(188,000)	(243,966)
China National Building Material Co. Ltd., Class H	(184,000)	(94,863)

Reference Entity — Short	Shares	Value
China (continued)
China Oilfield Services Ltd.	(852,000)	$(739,110)
China Shanshui Cement Group Ltd.	(1,350,000)	(168,868)
China Shenhua Energy Co. Ltd.	(205,000)	(345,185)
China Southern Airlines Co. Ltd., Class H	(824,000)	(516,681)
CNOOC Ltd.	(273,000)	(337,241)
Country Garden Holdings Co. Ltd.	(4,794,000)	(1,891,576)
ENN Energy Holdings Ltd.	(16,000)	(78,040)
Fosun International Ltd.	(14,000)	(19,342)
Guangshen Railway Co. Ltd.	(122,000)	(63,197)
Haitian International Holdings Ltd.	(69,000)	(117,723)
Hengan International Group Co. Ltd.	(298,000)	(2,670,022)
Huaneng Renewables Corp. Ltd.	(1,616,000)	(476,854)
JD.com, Inc. — ADR	(21,460)	(548,516)
Kingsoft Corp. Ltd.	(16,000)	(36,734)
Li Ning Co. Ltd.	(393,500)	(170,660)
Luye Pharma Group Ltd.	(53,000)	(36,776)
PetroChina Co. Ltd.	(450,000)	(329,232)
Semiconductor Manufacturing International Corp.	(261,000)	(21,455)
Shenzhou International Group Holdings Ltd.	(37,000)	(191,271)
Sichuan Expressway Co. Ltd.	(950,000)	(317,600)
SINA Corp.	(6,718)	(336,503)
SOHO China Ltd.	(1,284,000)	(645,542)
SouFun Holdings Ltd. — ADR	(8,340)	(47,453)
Tingyi Cayman Islands Holding Corp.	(220,000)	(256,280)
Vipshop Holdings Ltd. — ADR	(18,056)	(246,282)
Want Want China Holdings Ltd.	(196,000)	(150,330)
Xinyi Solar Holdings Ltd.	(586,000)	(230,971)
Zhuzhou CSR Times Electric Co. Ltd.	(179,500)	(1,021,306)

		(14,387,332)
Czech Republic
CEZ	(23,234)	(453,668)
Hong Kong
Alibaba Pictures Group Ltd.	(880,000)	(205,581)
Brilliance China Automotive Holdings Ltd.	(1,196,000)	(1,179,665)
China Everbright International Ltd.	(1,364,000)	(1,527,034)
China Gas Holdings Ltd.	(154,000)	(222,332)
China Mengniu Dairy Co. Ltd.	(83,000)	(140,360)
China Merchants Holdings International Co. Ltd.	(684,137)	(2,029,289)
China Overseas Land & Investment Ltd.	(286,000)	(907,837)
China Resources Gas Group Ltd.	(40,000)	(113,190)
China Traditional Chinese Medicine Co. Ltd.	(188,000)	(88,205)

14	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Short	Shares	Value
Hong Kong (continued)
CITIC Ltd.	(2,208,000)	$(3,219,911)
COSCO Pacific Ltd.	(1,150,000)	(1,222,938)
Far East Horizon Ltd.	(843,000)	(669,151)
Hopewell Highway Infrastructure Ltd.	(17,500)	(8,717)
Kunlun Energy Co. Ltd.	(2,126,000)	(1,845,573)
Poly Property Group Co. Ltd.	(716,000)	(191,141)
Shanghai Industrial Holdings Ltd.	(478,000)	(1,086,737)
Shenzhen International Holdings Ltd.	(65,500)	(106,884)
Towngas China Co. Ltd.	(777,000)	(402,012)
Yuexiu Property Co. Ltd.	(2,764,000)	(401,263)

		(15,567,820)
Hungary
OTP Bank PLC	(15,614)	(413,663)
India
MakeMyTrip Ltd.	(7,020)	(128,825)
Mexico
Alsea SAB de C.V.	(30,901)	(118,338)
Genomma Lab Internacional SAB de C.V.	(1,010,316)	(1,109,866)
Grupo Aeroportuario del Pacifico SAB de C.V. — ADR	(1,175)	(110,937)
Grupo Carso SAB de C.V.	(26,579)	(127,090)
Grupo Financiero Banorte SAB de C.V.	(166,100)	(942,936)
Grupo Financiero Inbursa SAB de C.V.	(53,200)	(104,448)
Grupo Televisa SAB — ADR	(4,486)	(131,120)
Infraestructura Energetica Nova SAB de C.V.	(142,010)	(554,921)
Mexichem SAB de C.V.	(167,372)	(422,494)
Nemak SAB de C.V.	(32,500)	(46,615)

		(3,668,765)
South Africa
Aspen Pharmacare Holdings Ltd.	(13,737)	(324,073)
Coronation Fund Managers Ltd.	(18,457)	(95,887)
Foschini Group Ltd.	(73,351)	(787,973)
Growthpoint Properties Ltd.	(172,930)	(306,019)
MMI Holdings Ltd.	(43,835)	(73,046)
Nampak Ltd.	(38,185)	(65,305)
RMB Holdings Ltd.	(15,879)	(64,910)
Tiger Brands Ltd.	(1,339)	(33,143)

		(1,750,356)
South Korea
Amorepacific Corp.	(762)	(151,458)
Cheil Industries, Inc.	(5,432)	(622,503)
Dongbu Insurance Co. Ltd.	(2,336)	(143,183)
Hankook Tire Co. Ltd.	(8,667)	(403,128)

Reference Entity — Short	Shares	Value
South Korea (continued)
Hanwha Chemical Corp.	(21,610)	$(473,218)
Hanwha Life Insurance Co. Ltd.	(17,830)	(104,331)
Hyundai Department Store Co. Ltd.	(302)	(38,966)
Hyundai Motor Co.	(39)	(4,890)
KB Insurance Co. Ltd.	(8,783)	(238,454)
KCC Corp.	(1,135)	(422,030)
LG Corp.	(4,700)	(280,114)
LG Display Co. Ltd.	(7,343)	(152,846)
Lotte Shopping Co. Ltd.	(453)	(107,849)
S-1 Corp.	(7,129)	(581,449)
Samsung Electro-Mechanics Co. Ltd.	(46,453)	(2,114,572)
Samsung Life Insurance Co. Ltd.	(10,750)	(1,031,266)
Samsung SDI Co. Ltd.	(4,142)	(412,496)
Shinsegae Co. Ltd.	(850)	(157,167)
SK Holdings Co. Ltd.	(3,049)	(597,568)

		(8,037,488)
Switzerland
Luxoft Holding, Inc.	(8,897)	(514,273)
Taiwan
Chang Hwa Commercial Bank	(4,809,486)	(2,507,278)
China Development Financial Holding Corp.	(1,401,000)	(356,378)
Delta Electronics, Inc.	(14,000)	(64,843)
Largan Precision Co. Ltd.	(3,000)	(209,405)
President Chain Store Corp.	(175,000)	(1,237,309)
Quanta Computer, Inc.	(625,000)	(1,004,597)
Shin Kong Financial Holding Co. Ltd.	(28,000)	(5,644)
United Microelectronics Corp.	(1,203,000)	(446,263)
Wistron Corp.	(254,697)	(150,351)

		(5,982,068)
Thailand
BTS Group Holdings PCL	(690,100)	(181,749)
PTT PCL	(187,600)	(1,632,693)
Siam Commercial Bank PCL	(112,300)	(429,190)
True Corp. PCL	(1,498,543)	(227,016)

		(2,470,648)
Turkey
Akbank TAS	(479,732)	(1,474,026)
Anadolu Efes Biracilik Ve Malt Sanayii AS	(106,394)	(836,450)
Tupras Turkiye Petrol Rafinerileri AS	(1,667)	(43,955)
Turkcell Iletisim Hizmetleri AS — ADR	(67,874)	(733,027)

BLACKROCK FUNDS	APRIL 30, 2016	15

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Short	Shares	Value
Turkey (continued)
Turkiye Garanti Bankasi AS	(1,261,717)	$(3,883,823)

		(6,971,281)
United Kingdom
Capital & Counties Properties PLC	(42,753)	(221,602)
United States
AES Corp.	(37,776)	(421,549)
Dorian LPG Ltd.	(489)	(5,937)

		(427,486)
Total Reference Entity — Short		(66,994,790)
Net Value of Reference Entity — Morgan Stanley & Co, Inc.		14,850,457

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co, Inc. as of April 30, 2016, expiration dates 3/27/17 – 2/26/18:

Reference Entity — Long
Australia
BlueScope Steel Ltd.	10,793	52,695
CIMIC Group Ltd.	5,256	142,154
Fortescue Metals Group Ltd.	51,455	132,239
New Hope Corp. Ltd.	2,546	2,780
OZ Minerals Ltd.	1,927	8,555
Whitehaven Coal Ltd.	12,148	7,054

		345,477
Austria
Wienerberger AG	4,208	83,115
Canada
Air Canada	6,145	45,695
CAE, Inc.	526	6,221
Canfor Corp.	5,356	58,567
Celestica, Inc.	1,553	16,648
Magna International, Inc.	1,159	48,680
SNC-Lavalin Group, Inc.	164	6,171

		181,982
Denmark
A.P. Moeller — Maersk A/S, Class B	26	36,595
GN Store Nord A/S	1,974	38,845
NKT Holding A/S	3,770	214,944
Vestas Wind Systems A/S	108	7,731

		298,115
Finland
Cargotec OYJ	22	833

Reference Entity — Long	Shares	Value
Finland (continued)
Kone OYJ, Class B	324	$14,804
Nokia OYJ	6,891	40,681
Stora Enso OYJ, Class R	2,798	24,463

		80,781
France
Air France — KLM	1,254	11,235
AtoS SE	788	70,137
AXA SA	3,971	100,266
Peugeot SA	22,585	363,983
Renault SA	1,134	109,417
Safran SA	320	22,061
Technip SA	339	19,869
Thales SA	605	52,355
Valeo SA	667	105,799

		855,122
Germany
Aurubis AG	34	1,848
Bayer AG, Registered Shares	453	52,352
Dialog Semiconductor PLC	2,782	97,026
Evonik Industries AG	676	21,448
Hochtief AG	1,410	181,146
KION Group AG	2,469	134,826
OSRAM Licht AG	1,130	59,007
Rational AG	5	2,541

		550,194
Hong Kong
CLP Holdings Ltd.	14,500	134,053
HKT Trust & HKT Ltd.	5,000	7,245
Hopewell Holdings Ltd.	24,000	80,837
Lifestyle International Holdings Ltd.	1,500	2,485
New World Development Co. Ltd.	96,000	95,473
NWS Holdings Ltd.	3,000	4,557
Orient Overseas International Ltd.	1,000	3,800
Sun Hung Kai Properties Ltd.	1,000	12,603

		341,053
Ireland
Experian PLC	4,262	78,100
Israel
Israel Chemicals Ltd.	9,642	48,036
Italy
Recordati SpA	10,471	266,444
Japan
Ajinomoto Co., Inc.	2,700	62,236
Asics Corp.	300	5,942
Casio Computer Co. Ltd.	1,900	36,151
Daifuku Co. Ltd.	8,700	155,598
DIC Corp.	12,000	27,604

16	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Long	Shares	Value
Japan (continued)
Fuji Electric Co. Ltd.	3,000	$12,766
Fujikura Ltd.	1,000	4,847
Fujitsu General Ltd.	15,000	259,334
Hitachi Capital Corp.	1,800	38,444
Hitachi Metals Ltd.	200	2,031
Hoya Corp.	4,800	183,813
Isuzu Motors Ltd.	1,300	13,910
Japan Airlines Co. Ltd.	100	3,599
JTEKT Corp.	1,600	20,374
Kobe Steel Ltd.	14,000	13,443
Konica Minolta, Inc.	2,000	17,263
Mitsubishi Gas Chemical Co., Inc.	5,000	27,419
Mitsubishi Heavy Industries Ltd.	3,000	10,664
Mitsubishi Materials Corp.	3,000	9,515
Nagase & Co. Ltd.	6,100	67,640
Nexon Co. Ltd.	600	9,009
Nippon Shokubai Co. Ltd.	3,700	191,645
Nippon Steel & Sumitomo Metal Corp.	300	6,242
Nissan Motor Co. Ltd.	27,800	246,698
NSK Ltd.	2,700	23,565
Panasonic Corp.	1,100	9,810
Saizeriya Co. Ltd.	200	3,545
Seiko Holdings Corp.	9,000	33,710
Shin-Etsu Chemical Co. Ltd.	3,200	179,228
Sysmex Corp.	800	50,031
Taiyo Yuden Co Ltd.	11,300	112,763
Tokai Rika Co. Ltd.	2,900	53,696
Tokyo Electron Ltd.	300	19,828
TonenGeneral Sekiyu KK	1,000	9,472
Ushio, Inc.	2,500	34,002
Yakult Honsha Co. Ltd.	1,900	94,184
Yokogawa Electric Corp.	300	3,223
Zeon Corp.	7,000	49,736

		2,102,980
Norway
Subsea 7 SA	253	2,321
Singapore
Singapore Airlines Ltd.	37,100	316,704
Venture Corp. Ltd.	12,700	78,976

		395,680
Spain
Amadeus IT Holding SA, Class A	1,218	55,541
Banco Bilbao Vizcaya Argentaria SA	7,978	20,710
Codere SA	13,085	12,728
Ebro Foods SA	2,890	65,575
Mapfre SA	4,906	12,480

		167,034

Reference Entity — Long	Shares	Value
Sweden
Telefonaktiebolaget LM Ericsson, Class B	2,970	$24,064
Volvo AB, Class B	2,915	34,184

		58,248
Switzerland
Adecco SA, Registered Shares	41	2,647
Georg Fischer AG, Registered Shares	16	13,008
Glencore PLC	34,562	82,600
Kuehne & Nagel International AG, Registered Shares	405	58,448
Logitech International SA, Registered Shares	11,407	175,263
Lonza Group AG, Registered Shares	1,230	205,150
Schindler Holding AG, Participation Certificates	18	3,283
STMicroelectronics NV	4,459	27,416
TE Connectivity Ltd.	624	37,115

		604,930
United Kingdom
ARM Holdings PLC	885	12,147
Atlassian Corp. PLC, Class A	5,649	130,887
GKN PLC	15,378	62,757
Halma PLC	3,235	42,220
Informa PLC	279	2,673
Johnson Matthey PLC	2,887	122,019
Spirax-Sarco Engineering PLC	1,944	97,128
Standard Life PLC	34,682	165,616

		635,447
United States
Adobe Systems, Inc.	386	36,369
Analog Devices, Inc.	165	9,293
AO Smith Corp.	418	32,278
Apple, Inc.	628	58,869
Aspen Technology, Inc.	339	12,892
Avery Dennison Corp.	458	33,255
B/E Aerospace, Inc.	2,653	129,015
C.R. Bard, Inc.	578	122,634
Celanese Corp., Series A	684	48,359
Ecolab, Inc.	413	47,487
Electronic Arts, Inc.	106	6,556
Eli Lilly & Co.	3,013	227,572
Energen Corp.	121	5,141
Energizer Holdings, Inc.	3,012	130,992
Estee Lauder Cos., Inc., Class A	1,506	144,380
F5 Networks, Inc.	443	46,404
Flextronics International Ltd.	1,321	16,050
FLIR Systems, Inc.	550	16,615

BLACKROCK FUNDS	APRIL 30, 2016	17

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Long	Shares	Value
United States (continued)
Fortinet, Inc.	511	$16,613
Harman International Industries, Inc.	784	60,180
Hasbro, Inc.	366	30,978
IntercontinentalExchange, Inc.	40	9,601
Lam Research Corp.	1,053	80,449
Linear Technology Corp.	141	6,272
Mastercard, Inc., Class A	740	71,773
Maxim Integrated Products, Inc.	144	5,144
McCormick & Co., Inc.	134	12,567
Moody’s Corp.	2,721	260,454
Newfield Exploration Co.	1,189	43,101
Newmont Mining Corp.	2,539	88,789
Nielsen Holdings PLC	148	7,717
NIKE, Inc., Class B	939	55,345
Prudential Financial, Inc.	74	5,745
Texas Instruments, Inc.	127	7,244
Tiffany & Co.	151	10,774
TripAdvisor, Inc.	283	18,279
UnitedHealth Group, Inc.	69	9,086
VeriSign, Inc.	1,873	161,827
Visa, Inc., Class A	1,089	84,114
Xilinx, Inc.	2,146	92,450
Zebra Technologies Corp., Class A	79	4,942

		2,267,605
Total Reference Entity — Long		9,362,664

Reference Entity — Short
Australia
Coca-Cola Amatil Ltd.	(6,347)	(41,351)
Incitec Pivot Ltd.	(28,402)	(69,020)
Insurance Australia Group Ltd.	(3,045)	(13,269)
Macquarie Group Ltd.	(378)	(18,108)
Ramsay Health Care Ltd.	(2,889)	(142,069)
Seek Ltd.	(1,413)	(17,486)

		(301,303)
Canada
Agnico Eagle Mines Ltd.	(38)	(1,796)
Finning International, Inc.	(746)	(13,259)
Onex Corp.	(1,772)	(109,919)
Potash Corp. of Saskatchewan, Inc.	(1,917)	(33,918)

		(158,892)
Denmark
Chr Hansen Holding A/S	(67)	(4,172)
H Lundbeck A/S	(78)	(2,606)
Novozymes A/S, -B Shares	(7,466)	(358,086)

		(364,864)

Reference Entity — Short	Shares	Value
France
Accor SA	(38)	$(1,683)
Arkema SA	(618)	(49,327)
BioMerieux	(458)	(59,115)
Bureau Veritas SA	(1,680)	(39,821)
Kering	(728)	(124,850)
L’Oreal SA	(131)	(23,796)
LVMH Moet Hennessy Louis Vuitton SA	(164)	(27,324)
SEB SA	(50)	(5,602)
Suez Environnement Co.	(49)	(903)
Teleperformance	(315)	(28,294)

		(360,715)
Germany
Axel Springer SE	(607)	(33,942)
Bayerische Motoren Werke AG	(176)	(16,282)
ElringKlinger AG	(6,260)	(153,676)
Fraport AG Frankfurt Airport Services Worldwide	(69)	(4,183)
Fresenius SE & Co. KGaA	(608)	(44,334)
Merck KGaA	(899)	(84,665)
Sartorius AG	(7)	(1,730)
Siemens AG	(81)	(8,477)
Symrise AG	(1,065)	(70,685)
ThyssenKrupp AG	(4,606)	(107,328)

		(525,302)
Hong Kong
ASM Pacific Technology Ltd.	(5,900)	(42,516)
Hang Lung Properties Ltd.	(42,000)	(83,629)
Hong Kong & China Gas Co. Ltd.	(190,000)	(353,682)
Hong Kong Exchanges and Clearing Ltd.	(2,200)	(55,456)
Jardine Matheson Holdings Ltd.	(700)	(38,607)
Melco International Development Ltd.	(78,000)	(89,140)
Wharf Holdings Ltd.	(3,000)	(16,215)

		(679,245)
Italy
Prada SpA	(1,200)	(4,064)
Japan
Asahi Glass Co. Ltd.	(2,000)	(11,713)
Brother Industries Ltd.	(7,200)	(81,622)
Daihatsu Motor Co. Ltd.	(2,300)	(30,694)
Disco Corp.	(200)	(16,997)
Ebara Corp.	(8,000)	(36,425)
Exedy Corp.	(3,600)	(84,026)
Fuji Oil Holdings, Inc.	(600)	(11,161)
Hamamatsu Photonics KK	(1,700)	(47,244)
Hitachi Construction Machinery Co. Ltd.	(4,100)	(65,095)

18	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Short	Shares	Value
Japan (continued)
Kansai Paint Co. Ltd.	(5,700)	$(99,691)
Kawasaki Kisen Kaisha Ltd.	(45,000)	(95,950)
Keyence Corp.	(400)	(239,757)
Makita Corp.	(5,700)	(359,575)
MISUMI Group, Inc.	(6,000)	(82,859)
Mitsui Engineering & Shipbuilding Co. Ltd.	(5,000)	(7,721)
Nifco, Inc.	(300)	(14,320)
Oki Electric Industry Co. Ltd.	(58,000)	(81,184)
Rinnai Corp.	(1,300)	(114,729)
Sony Corp.	(1,000)	(24,222)
THK Co. Ltd.	(2,600)	(51,643)
Topcon Corp.	(7,000)	(86,167)
Toshiba Corp.	(1,000)	(2,115)
Toyo Seikan Group Holdings Ltd.	(9,000)	(177,433)
Yokohama Rubber Co. Ltd.	(500)	(8,382)

		(1,830,725)
Netherlands
Arcadis NV	(2,448)	(41,961)
Koninklijke Philips NV	(663)	(18,218)

		(60,179)
Portugal
EDP — Energias de Portugal SA	(4,056)	(14,419)
Singapore
Ascendas Real Estate Investment Trust	(3,200)	(5,840)
Neptune Orient Lines Ltd.	(18,500)	(17,653)
United Overseas Bank Ltd.	(1,500)	(20,671)
UOL Group Ltd.	(1,400)	(6,375)
Wing Tai Holdings Ltd.	(2,900)	(4,037)

		(54,576)
Spain
Obrascon Huarte Lain SA	(3,926)	(27,902)
Sweden
Alfa Laval AB	(7,466)	(117,799)
Atlas Copco AB	(370)	(9,585)
BillerudKorsnas AB	(3,219)	(50,060)
Getinge AB, -B Shares	(135)	(2,859)
Hexagon AB, -B Shares	(2,229)	(89,037)
Securitas AB, -B Shares	(907)	(14,342)
Svenska Cellulosa AB SCA	(350)	(11,043)

		(294,725)
Switzerland
Barry Callebaut AG	(89)	(104,702)
Cie Financiere Richemont SA	(100)	(6,668)
DKSH Holding AG	(322)	(21,074)
OC Oerlikon Corp. AG	(848)	(8,204)

Reference Entity — Short	Shares	Value
Switzerland (continued)
SGS SA	(95)	$(209,464)

		(350,112)
United Kingdom
Associated British Foods PLC	(2,336)	(104,794)
Capita PLC	(9,575)	(140,292)
GlaxoSmithKline PLC	(2,355)	(50,332)
Inmarsat PLC	(7,219)	(98,222)
Micro Focus International PLC	(10,241)	(229,066)
Next PLC	(1,021)	(75,989)
Pentair PLC	(638)	(37,055)
Rolls-Royce Holdings PLC	(51,372)	(75)
Tesco PLC	(37,121)	(93,324)
UBM PLC	(3,238)	(26,978)

		(856,127)
United States
AGCO Corp.	(5,104)	(272,911)
Avnet, Inc.	(1,375)	(56,540)
Caterpillar, Inc.	(3,770)	(293,004)
Cavium, Inc.	(2,425)	(119,722)
CF Industries Holdings, Inc.	(63)	(2,083)
Coach, Inc.	(7,733)	(311,408)
Cognex Corp.	(1,778)	(63,172)
Cooper Cos., Inc.	(293)	(44,853)
Corning, Inc.	(9,076)	(169,449)
Cummins, Inc.	(23)	(2,692)
Diebold, Inc.	(6,637)	(174,354)
Donaldson Co., Inc.	(6,281)	(205,263)
Flowserve Corp.	(4,077)	(198,998)
FMC Corp.	(1,834)	(79,339)
Hawaiian Holdings, Inc.	(691)	(29,070)
Ingredion, Inc.	(220)	(25,320)
International Business Machines Corp.	(1,235)	(180,236)
Jabil Circuit, Inc.	(1,359)	(23,592)
Mattel, Inc.	(1,160)	(36,064)
Microchip Technology, Inc.	(468)	(22,740)
Micron Technology, Inc.	(5,694)	(61,211)
Monolithic Power Systems, Inc.	(2,075)	(129,522)
Omnicom Group, Inc.	(64)	(5,310)
Oracle Corp.	(1,700)	(67,762)
PayPal Holdings, Inc.	(292)	(11,441)
PriceSmart, Inc.	(383)	(33,145)
Procter & Gamble Co.	(4,593)	(367,991)
Qorvo, Inc.	(1,362)	(61,331)
Torchmark Corp.	(881)	(51,001)
Trimble Navigation Ltd.	(5,638)	(135,030)
Tupperware Brands Corp.	(2,977)	(172,874)
United Continental Holdings, Inc.	(928)	(42,512)
United Parcel Service, Inc., Class B	(28)	(2,942)
United Technologies Corp.	(32)	(3,340)

BLACKROCK FUNDS	APRIL 30, 2016	19

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Short	Shares	Value
United States (continued)
Yum! Brands, Inc.	(30)	$(2,387)

		(3,458,609)
Total Reference Entity — Short		(9,341,759)
Net Value of Reference Entity		20,905

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of April 30, 2016, expiration date 5/19/17:

Reference Entity — Long
Brazil
Braskem SA — ADR	99	$1,407
BRF SA	2,400	34,329
Cia Brasileira de Distribuicao Grupo Pao de Acucar — ADR	17,630	258,276
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	227,382	952,035
Companhia de Saneamento Basico do Estado de Sao Paulo	12,300	94,412
Equatorial Energia SA	6,800	84,105
Fibria Celulose SA	88,300	779,979
Fibria Celulose SA — Sponsored — ADR	6,770	59,979
JBS SA	600	1,573
Suzano Papel e Celulose SA, Preference ‘A’ Shares	89,700	342,443
Transmissora Alianca de Energia Eletrica SA	115,600	657,447
Ultrapar Participacoes SA	3,900	82,118

		3,348,103
Chile
Aguas Andinas SA, Class A	344,522	199,591
Empresa Nacional de Electricidad SA — ADR	878	24,429

		224,020
China
3SBio, Inc.	154,000	185,903
Agricultural Bank of China Ltd., Class H	1,844,000	665,522
Anhui Conch Cement Co. Ltd., Class H	59,500	156,785
Anhui Expressway Co. Ltd., Class H	530,000	422,031
Bank of Communications Co. Ltd., Class H	134,000	84,455
China Cinda Asset Management Co. Ltd.	396,000	129,675

Reference Entity — Long	Shares	Value
China (continued)
China Communications Services Corp. Ltd., Class H	544,000	$256,763
China Lesso Group Holdings Ltd.	169,000	92,917
China Machinery Engineering Corp.	345,000	234,391
China Molybdenum Co. Ltd.	780,000	131,042
China Pacific Insurance Group Co. Ltd., Class H	63,600	223,009
China Petroleum & Chemical Corp. — ADR	935	66,169
China Railway Construction Corp. Ltd., Class H	117,000	148,740
China Railway Group Ltd., Class H	234,000	185,217
China Telecom Corp. Ltd., Class H	690,000	341,595
Dalian Wanda Commercial Properties Co. Ltd., Class H	37,600	246,154
Datang International Power Generation Co. Ltd., Class H	276,000	78,408
Dongfeng Motor Group Co. Ltd., Class H	166,000	181,402
Great Wall Motor Co. Ltd., Class H	401,500	302,043
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	156,000	330,465
Huadian Power International Corp. Ltd., Class H	454,000	232,795
Huaneng Power International, Inc., Class H	1,008,000	718,963
Industrial & Commercial Bank of China Ltd., Class H	340,000	182,035
Jiangxi Copper Co. Ltd., Class H	354,000	432,202
Longfor Properties Co. Ltd.	317,000	444,723
Metallurgical Corp. of China Ltd.	1,905,000	572,404
NetEase, Inc. — ADR	743	104,539
New China Life Insurance Co. Ltd., Class H	161,000	524,842
On-Bright Electronics, Inc.	33,000	173,763
People’s Insurance Co. Group of China Ltd., Class H	501,000	201,484
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	389,700	825,992
Sino-Ocean Land Holdings Ltd.	199,000	89,497
Sinopec Shanghai Petrochemical Co. Ltd., Class H	564,000	276,655
Sinopharm Group Co. Ltd., Class H	225,200	962,557
Sinotrans Ltd., Class H	73,000	33,738
Sohu.com, Inc.	7,083	318,238
Tencent Holdings Ltd.	16,100	327,607
Tianjin Capital Environmental Protection Group Co. Ltd.	36,000	20,013
Tianneng Power International Ltd.	286,000	234,247
Weichai Power Co. Ltd., Class H	400	479
Xinjiang Goldwind Science & Technology Co. Ltd.	14,400	23,715

20	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Long	Shares	Value
China (continued)
Zhejiang Expressway Co. Ltd., Class H	104,000	$106,121
ZTE Corp., Class H	145,600	226,523

		11,495,818
Czech Republic
Czech Republic AS	3,789	38,456
Egypt
Global Telecom Holding — GDR	63,097	104,065
Hong Kong
Belle International Holdings Ltd.	218,000	132,945
China Everbright Ltd.	80,000	157,921
China Mobile Ltd.	4,500	51,660
China Power International Development Ltd.	143,000	61,031
China Resources Power Holdings Co. Ltd.	30,000	50,523
Geely Automobile Holdings Ltd.	555,000	275,882
GOME Electrical Appliances Holding Ltd.	496,000	63,609
Haier Electronics Group Co. Ltd.	313,000	525,689
KWG Property Holding Ltd.	145,500	94,135
Nine Dragons Paper Holdings Ltd.	75,000	53,736
Shimao Property Holdings Ltd.	67,500	93,157
Skyworth Digital Holdings Ltd.	34,000	22,124

		1,582,412
Hungary
MOL Hungarian Oil & Gas PLC	32,968	2,014,333
Indonesia
Matahari Department Store Tbk PT	72,400	103,800
Telekomunikasi Indonesia Persero Tbk PT	1,677,100	449,943
Telekomunikasi Indonesia Persero Tbk PT — ADR	2,145	114,467
United Tractors Tbk PT	170,600	193,112

		861,322
Malaysia
KNM Group Bhd	2,179,400	263,881
MISC Bhd	755,900	1,635,049
Tenaga Nasional Bhd	210,800	774,358
Top Glove Corp. Bhd	551,200	699,359
YTL Power International Bhd	1,377,400	528,879

		3,901,526
Netherlands
Steinhoff International Holdings NV	62,330	389,862
Peru
Southern Copper Corp.	719	21,287

Reference Entity — Long	Shares	Value
Philippines
Globe Telecom, Inc.	21,185	$989,698
Metro Pacific Investments Corp.	7,512,000	929,327

		1,919,025
Poland
Enea SA	108,128	334,280
Energa SA	11,975	39,001
Tauron Polska Energia SA	636,118	493,099

		866,380
Qatar
Ooredoo QSC	732	18,396
Russia
Aeroflot — Russian Airlines OJSC	103,300	123,034
Alrosa AO	239,100	269,346
Gazprom OAO	117,800	306,421
Gazprom OAO — ADR	35,638	185,172
Inter Rao Ues OAO	4,526,000	128,070
Lukoil OAO	2,230	94,270
Lukoil PJSC — ADR	5,882	250,615
Magnitogorsk Iron & Steel Works OJSC	291,200	106,910
Mobile Telesystems — ADR	3,078	28,500
NovaTek OAO — GDR	467	45,065
Polymetal International PLC	4,541	47,069
Severstal PAO — GDR	14,526	169,171
Sistema JSFC	112,415	33,692
Sistema JSFC — GDR	4,418	32,470
Tatneft OAO	11,770	61,588
Tatneft PAO — ADR	2,383	75,119
TMK OAO — GDR	935	2,811
Uralkali OJSC	13,030	32,828

		1,992,151
South Africa
Bidvest Group Ltd.	33,849	859,976
Clicks Group Ltd.	16,432	120,007
Redefine Properties Ltd.	96,634	83,406
Sappi Ltd.	74,065	321,217
Sibanye Gold Ltd.	90,019	344,557
Vodacom Group Ltd.	18,373	213,614

		1,942,777
South Korea
Cell Biotech Co. Ltd.	906	48,223
Coway Co. Ltd.	32	2,769
Daesang Corp.	2,742	68,645
Hyundai Development Co-Engineering & Construction	22,437	988,417
Hyundai Engineering & Construction Co. Ltd.	2,410	84,424

BLACKROCK FUNDS	APRIL 30, 2016	21

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Long	Shares	Value
South Korea (continued)
Hyundai Home Shopping Network Corp.	366	$42,850
Hyundai Mobis Co. Ltd.	114	25,979
Hyundai Wia Corp.	7,324	618,422
Kangwon Land, Inc.	15,309	573,044
Korea Investment Holdings Co. Ltd.	7,974	320,728
Korea Zinc Co. Ltd.	1,164	504,744
KT Corp. — ADR	71,442	972,324
LG Electronics, Inc.	2,041	103,854
Lotte Chemical Corp.	461	117,585
Lotte Himart Co. Ltd.	4,430	218,824
Mirae Asset Securities Co. Ltd.	6,188	132,950
NAVER Corp.	2,142	1,269,448
Neowiz Games Corp.	6,652	87,008
Poongsan Corp.	13,515	376,320
Posco ICT Co. Ltd.	1	3
S-Oil Corp.	292	22,191
Shinhan Financial Group Co. Ltd. — ADR	9,831	359,420
SK Hynix, Inc.	33,861	830,534
SK Networks Co. Ltd.	36,949	219,460
Sungwoo Hitech Co. Ltd.	95,086	774,861

		8,763,027
Taiwan
AU Optronics Corp.	956,000	273,560
AU Optronics Corp. — ADR	127,360	356,607
Cathay Financial Holding Co. Ltd.	295,000	330,336
Chaun-Choung Technology Corp.	26,000	88,645
Chen Full International Co. Ltd.	30,000	55,220
Chunghwa Telecom Co. Ltd.	169,000	570,582
Chunghwa Telecom Co. Ltd. — ADR	44,017	1,500,978
Compal Electronics, Inc.	97,000	56,936
Elite Advanced Laser Corp.	270,200	1,292,892
Everlight Electronics Co. Ltd.	242,000	338,360
FocalTech Systems Co. Ltd.	129,010	110,479
Formosa Chemicals & Fibre Corp.	90,000	229,335
Formosa Petrochemical Corp.	92,000	260,944
Foxconn Technology Co. Ltd.	692,260	1,424,071
Fubon Financial Holding Co. Ltd.	477,000	577,798
Gintech Energy Corp.	208,000	141,230
Hon Hai Precision Industry Co. Ltd.	676,200	1,610,750
Hon Hai Precision Industry Co. Ltd. — GDR	21,350	103,918
King Yuan Electronics Co. Ltd.	638,000	561,530
MediaTek, Inc.	28,000	198,575
Micro-Star International Co. Ltd.	145,000	230,783
Nan Ya Plastics Corp.	21,000	41,040
Nanya Technology Corp.	76,000	88,406
Novatek Microelectronics Corp.	55,000	191,645
Radiant Opto-Electronics Corp.	34,000	48,795
Sercomm Corp.	18,000	42,674
Shin Zu Shing Co. Ltd.	35,000	99,607

Reference Entity — Long	Shares	Value
Taiwan (continued)
Sitronix Technology Corp.	819,000	$2,388,083
Taiwan Fertilizer Co. Ltd.	229,000	310,818
Transcend Information, Inc.	9,000	25,253
Uni-President Enterprises Corp.	176,000	316,832
Yuanta Financial Holding Co. Ltd.	615,166	202,469

		14,069,151
Thailand
Airports of Thailand PCL	103,900	1,166,007
Bangchak Petroleum PCL	205,200	182,108
Delta Electronics Thailand PCL	100,600	207,358
Glow Energy PCL, Foreign Registered Shares	19,900	50,414
Pruksa Real Estate PCL	455,800	336,006
PTT Exploration & Production PCL, Foreign Registered Shares	325,700	701,653
Thai Oil PCL	101,600	191,967
Thai Union Group PCL	43,300	25,655
Tipco Asphalt PCL	255,900	180,217

		3,041,385
Turkey
Arcelik AS	346,945	2,329,290
BIM Birlesik Magazalar AS	1,967	43,281
Enka Insaat ve Sanayi AS	1,647,490	2,859,956
Eregli Demir ve Celik Fabrikalari TAS	507,693	846,862
KOC Holding AS	156,173	815,989
Koza Altin Isletmeleri AS	4,513	29,538
TAV Havalimanlari Holding AS	80,310	468,005
Turk Hava Yollari	794,421	1,957,826

		9,350,747
United Arab Emirates
Aldar Properties PJSC	273,141	201,190
United Kingdom
British American Tobacco PLC	42,003	2,573,224
SABMiller PLC	5,803	355,687

		2,928,911
Total Reference Entity — Long		69,074,344

Reference Entity — Short
Brazil
AMBEV SA — ADR	(132,758)	(742,111)
Cielo SA	(27,500)	(267,857)
Cosan SA Industria e Comercio	(7,700)	(71,279)
Cosan Ltd., Class -A Shares	(11,249)	(60,513)
CPFL Energia SA — ADR	(22,312)	(258,366)
EcoRodovias Infraestrutura e Logistica SA	(42,300)	(92,237)

22	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Short	Shares	Value
Brazil (continued)
Embraer SA — ADR	(79,781)	$(1,842,935)
Petroleo Brasileiro SA — ADR	(125,149)	(738,373)
Tim Participacoes SA — ADR	(2,043)	(22,650)
Vale SA — ADR	(167,014)	(758,237)
WEG SA	(79,400)	(350,446)

		(5,205,004)
China
58.com, Inc. — ADR	(9,765)	(533,655)
AAC Technologies Holdings, Inc.	(6,500)	(45,114)
CGN Power Co. Ltd.	(96,000)	(30,631)
China Biologic Products, Inc.	(444)	(51,946)
China Eastern Airlines Corp. Ltd., Class H	(390,000)	(213,212)
China Longyuan Power Group Corp., Class H	(12,000)	(8,300)
China Oilfield Services Ltd.	(250,000)	(216,874)
China Shanshui Cement Group Ltd.	(2,538,622)	(317,551)
China Shenhua Energy Co. Ltd.	(182,000)	(306,457)
China Southern Airlines Co. Ltd., Class H	(244,000)	(152,996)
China Tian Lun Gas Holdings Ltd.	(52,500)	(39,254)
CNOOC Ltd.	(268,000)	(331,064)
CNOOC Ltd. — ADR	(1,430)	(176,503)
Country Garden Holdings Co. Ltd.	(94,000)	(37,088)
Ctrip.com International Ltd. — ADR	(69,812)	(3,044,499)
ENN Energy Holdings Ltd.	(16,000)	(78,040)
Fosun International Ltd.	(591,472)	(817,245)
Guangshen Railway Co. Ltd.	(214,000)	(110,854)
Haitian International Holdings Ltd.	(8,000)	(13,647)
Hengan International Group Co. Ltd.	(56,500)	(506,227)
Hollysys Automation Technologies Ltd.	(13,028)	(249,745)
Huaneng Renewables Corp. Ltd.	(34,000)	(10,031)
JD.com, Inc. — ADR	(103,716)	(2,650,979)
Kingsoft Corp. Ltd.	(218,000)	(500,525)
Li Ning Co. Ltd.	(130,500)	(56,596)
PetroChina Co. Ltd.	(150,000)	(109,743)
Shenzhou International Group Holdings Ltd.	(16,000)	(82,711)
Sichuan Expressway Co. Ltd.	(278,000)	(92,938)
SINA Corp.	(5,383)	(269,633)
SOHO China Ltd.	(98,000)	(49,269)
SouFun Holdings Ltd. — ADR	(15,524)	(88,330)
TAL Education Group — ADR	(4,624)	(267,543)
Tingyi Cayman Islands Holding Corp.	(2,000)	(2,328)
Vipshop Holdings Ltd. — ADR	(21,950)	(299,396)
Xinyi Solar Holdings Ltd.	(2,312,000)	(911,276)
YY, Inc. — ADR	(3,955)	(248,451)

Reference Entity — Short	Shares	Value
China (continued)
Zhuzhou CSR Times Electric Co. Ltd.	(30,000)	$(170,690)

		(13,091,341)
Czech Republic
CEZ	(3,393)	(66,190)
Hong Kong
Alibaba Pictures Group Ltd.	(470,000)	(109,796)
Brilliance China Automotive Holdings Ltd.	(2,000)	(1,968)
China Everbright International Ltd.	(19,000)	(21,267)
China Gas Holdings Ltd.	(16,000)	(23,096)
China Mengniu Dairy Co. Ltd.	(28,000)	(47,347)
China Merchants Holdings International Co. Ltd.	(20,000)	(59,320)
China Overseas Land & Investment Ltd.	(2,000)	(6,344)
China Resources Gas Group Ltd.	(14,000)	(39,614)
CITIC Ltd.	(30,000)	(43,745)
COSCO Pacific Ltd.	(82,000)	(87,197)
Far East Horizon Ltd.	(485,000)	(384,978)
Hopewell Highway Infrastructure Ltd.	(299,000)	(148,996)
Kunlun Energy Co. Ltd.	(2,000)	(1,732)
Poly Property Group Co. Ltd.	(27,000)	(7,204)
Shanghai Industrial Holdings Ltd.	(7,000)	(15,910)
Towngas China Co. Ltd.	(154,000)	(79,674)
Yuexiu Property Co. Ltd.	(740,000)	(107,426)

		(1,185,614)
Hungary
OTP Bank PLC	(57,189)	(1,515,270)
India
Larsen & Toubro Ltd. — GDR	(48,578)	(926,897)
MakeMyTrip Ltd.	(9,186)	(168,631)
Reliance Industries Ltd. — GDR	(27,502)	(814,035)

		(1,909,563)
Mexico
Grupo Aeroportuario del Pacifico SAB de C.V. — ADR	(1,620)	(152,925)
Grupo Televisa SAB — ADR	(20,829)	(608,796)

		(761,721)
South Africa
Coronation Fund Managers Ltd.	(50,179)	(260,702)
Discovery Holdings Ltd.	(5,072)	(45,389)
Foschini Group Ltd.	(2,173)	(23,339)
Growthpoint Properties Ltd.	(53,648)	(94,934)
Life Healthcare Group Holdings Ltd.	(286,696)	(752,085)

BLACKROCK FUNDS	APRIL 30, 2016	23

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Short	Shares	Value
South Africa (continued)
MMI Holdings Ltd.	(39,445)	$(65,732)
Nampak Ltd.	(336,533)	(575,614)
Rand Merchant Insurance Holdings Ltd.	(24,052)	(72,018)
Resilient REIT Ltd.	(23,103)	(220,724)
RMB Holdings Ltd.	(17,800)	(72,766)
Shoprite Holdings Ltd.	(3,097)	(37,267)
Tiger Brands Ltd.	(2,544)	(62,980)
Truworths International Ltd.	(7,942)	(59,299)
Woolworths Holdings Ltd.	(159,299)	(1,025,768)

		(3,368,617)
South Korea
Amorepacific Corp.	(1,681)	(599,508)
Amorepacific Corp.	(1,346)	(267,538)
Cheil Industries, Inc.	(26,665)	(3,055,801)
CJ Corp.	(1,573)	(294,396)
Dongbu Insurance Co. Ltd.	(1,172)	(71,835)
Hankook Tire Co. Ltd.	(26,132)	(1,215,485)
Hanwha Chemical Corp.	(47,193)	(1,033,442)
Hanwha Life Insurance Co. Ltd.	(8,384)	(49,057)
Hyundai Department Store Co. Ltd.	(4,722)	(609,314)
Hyundai Glovis Co. Ltd.	(3,625)	(602,530)
Hyundai Marine & Fire Insurance Co. Ltd.	(10,179)	(283,328)
Hyundai Motor Co.	(7,573)	(950,193)
KB Insurance Co. Ltd.	(14,328)	(389,000)
KCC Corp.	(66)	(24,538)
Korea Aerospace Industries Ltd.	(6,601)	(390,994)
LG Chem Ltd.	(5,865)	(1,521,343)
LG Display Co. Ltd. — ADR	(25,776)	(264,201)
NCSoft Corp.	(7,698)	(1,542,579)
Samsung Electro-Mechanics Co. Ltd.	(6,713)	(305,578)
Samsung Fire & Marine Insurance Co. Ltd.	(4,033)	(1,039,636)
Samsung Life Insurance Co. Ltd.	(13,851)	(1,328,752)
Samsung SDI Co. Ltd.	(17,194)	(1,712,336)
Samsung Securities Co. Ltd.	(6,395)	(219,627)

		(17,771,011)
Switzerland
Luxoft Holding, Inc.	(3,038)	(175,555)
Taiwan
Advanced Semiconductor Engineering, Inc. — ADR	(141,101)	(723,840)
Asustek Computer, Inc.	(17,000)	(149,020)
Delta Electronics, Inc.	(323,489)	(1,498,433)
Far Eastern New Century Corp.	(871,640)	(650,918)
Largan Precision Co. Ltd.	(5,000)	(349,013)
Shin Kong Financial Holding Co. Ltd.	(1,048,000)	(211,504)

Reference Entity — Short	Shares	Value
Taiwan (continued)
Taiwan Mobile Co. Ltd.	(69,000)	$(227,440)
United Microelectronics Corp.	(1,239,000)	(459,616)
Wistron Corp.	(1,986,922)	(1,172,953)

		(5,442,737)
Thailand
BTS Group Holdings PCL	(186,000)	(48,965)
CP ALL PCL	(1,090,700)	(1,428,534)
PTT PCL	(2,100)	(18,253)

		(1,495,752)
Turkey
Turkcell Iletisim Hizmetleri AS — ADR	(91,676)	(990,029)
United States
AES Corp.	(170,396)	(1,901,584)
Dorian LPG Ltd.	(8,037)	(82,620)

		(1,984,204)
Total Reference Entity — Short		(54,962,608)
Net Value of Reference Entity — UBS AG		14,111,736

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of April 30, 2016, expiration date 5/19/17:

Reference Entity — Long
Australia
BlueScope Steel Ltd.	2,976	14,530
CIMIC Group Ltd.	3,576	96,716
Fortescue Metals Group Ltd.	33,340	85,683
New Hope Corp. Ltd.	1,115	1,218
OceanaGold Corp.	1,298	4,645

		202,792
Austria
Erste Group Bank AG	3,668	105,588
Vienna Insurance Group AG	627	14,147
Wienerberger AG	2,137	42,209

		161,944
Canada
CAE, Inc.	2,591	30,645
Canfor Corp.	2,548	27,862
Celestica, Inc.	1,967	21,086
Gibson Energy, Inc.	944	14,032

		93,625
Denmark
A.P. Moeller — Maersk A/S, Class B	21	29,558
GN Store Nord A/S	1,947	38,313

24	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Long	Shares	Value
Denmark (continued)
Vestas Wind Systems A/S	3,084	$220,759

		288,630
Finland
Cargotec OYJ	1,543	58,401
Kone OYJ, Class B	2,907	132,828
Nokia OYJ	7,722	45,587
Stora Enso OYJ, Class R	8,264	72,253
UPM-Kymmene OYJ	1,571	30,072

		339,141
France
Air France — KLM	269	2,410
AtoS SE	1,302	115,887
AXA SA	3,842	97,009
BNP Paribas SA	1,850	97,974
Renault SA	902	87,032
Thales SA	2,156	186,575
Valeo SA	1,708	270,921

		857,808
Germany
Aurubis AG	1,154	62,715
Bayer AG, Registered Shares	974	112,562
Deutsche Post AG, Registered Shares	775	22,764
Dialog Semiconductor PLC	2,464	85,936
Evonik Industries AG	2,632	83,509
Hochtief AG	401	51,517
KION Group AG	2,393	130,676
OSRAM Licht AG	5,654	295,246
Rational AG	29	14,738
Talanx AG	147	4,892

		864,555
Hong Kong
CLP Holdings Ltd.	7,500	69,338
Galaxy Entertainment Group Ltd.	10,000	33,612
Hang Lung Group Ltd.	2,000	6,134
HKT Trust & HKT Ltd.	2,000	2,898
Hopewell Holdings Ltd.	24,000	80,837
Lifestyle International Holdings Ltd.	3,500	5,798
New World Development Co. Ltd.	37,000	36,797
Sun Hung Kai Properties Ltd.	5,000	63,016

		298,430
Ireland
Experian PLC	2,275	41,689
Israel
Israel Chemicals Ltd.	10,805	53,830

Reference Entity — Long	Shares	Value
Italy
Moncler SpA	637	$10,354
Prysmian SpA	811	19,187
Recordati SpA	3,801	96,720

		126,261
Japan
Ajinomoto Co., Inc.	1,000	23,050
Astellas Pharma, Inc.	2,400	32,358
Citizen Holdings Co. Ltd.	1,200	6,769
Daifuku Co. Ltd.	3,600	64,385
DIC Corp.	56,000	128,817
Fuji Electric Co. Ltd.	6,000	25,531
Fujitsu General Ltd.	6,000	103,734
Hitachi Capital Corp.	600	12,815
Hitachi Kokusai Electric, Inc.	3,800	39,832
Hitachi Metals Ltd.	400	4,062
Konica Minolta, Inc.	1,000	8,632
Lintec Corp.	800	15,336
Mitsubishi Electric Corp.	2,000	21,255
Mitsubishi Heavy Industries Ltd.	20,000	71,092
Nagase & Co. Ltd.	3,600	39,919
Nippon Shokubai Co. Ltd.	800	41,437
NSK Ltd.	1,400	12,219
Seiko Epson Corp.	1,300	21,303
Seiko Holdings Corp.	24,000	89,893
Shimadzu Corp.	2,000	29,935
Shin-Etsu Chemical Co. Ltd.	400	22,403
Sysmex Corp.	1,300	81,301
Tadano Ltd.	20,600	196,575
Taiyo Yuden Co Ltd.	2,200	21,954
Tokai Rika Co. Ltd.	1,900	35,180
TonenGeneral Sekiyu KK	1,000	9,472
Tosoh Corp.	1,000	4,571
Yakult Honsha Co. Ltd.	2,100	104,098
Yamato Kogyo Co. Ltd.	500	11,737
Zeon Corp.	7,000	49,736

		1,329,401
Norway
Subsea 7 SA	12,052	110,580
Telenor ASA	403	6,934

		117,514
Singapore
Hutchison Port Holdings Trust	99,700	44,260
Jardine Cycle & Carriage Ltd.	300	8,577
Singapore Airlines Ltd.	2,800	23,902
Venture Corp. Ltd.	21,600	134,322
Wilmar International Ltd.	2,800	7,691

		218,752

BLACKROCK FUNDS	APRIL 30, 2016	25

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Long	Shares	Value
Spain
Amadeus IT Holding SA, Class A	4,764	$217,240
Codere SA	19,202	18,677
Ebro Foods SA	827	18,765
Mapfre SA	25,748	65,500

		320,182
Sweden
Hexpol AB	1,271	13,154
Sandvik AB	1,235	12,689
Telefonaktiebolaget LM Ericsson, Class B	4,534	36,736

		62,579
Switzerland
Adecco SA, Registered Shares	2,128	137,370
Georg Fischer AG, Registered Shares	11	8,943
Glencore PLC	5,913	14,132
Logitech International SA, Registered Shares	2,951	45,341
Lonza Group AG, Registered Shares	1,020	170,124
Schindler Holding AG, Participation Certificates	20	3,647
STMicroelectronics NV	6,591	40,524
Straumann Holding AG, Registered Shares	668	231,920
TE Connectivity Ltd.	360	21,413

		673,414
United Kingdom
ARM Holdings PLC	18,654	256,042
Croda International PLC	269	11,850
Ensco PLC, Class A	1,270	15,189
GKN PLC	25,086	102,374
Inchcape PLC	20,700	205,323
Informa PLC	296	2,836
Intertek Group PLC	5,152	245,780
Johnson Matthey PLC	1,165	49,239
Smiths Group PLC	347	5,631
Spirax-Sarco Engineering PLC	3,303	165,028
Standard Life PLC	6,204	29,626

		1,088,918
United States
Abbott Laboratories	1,264	49,170
Air Lease Corp.	4,670	142,342
Analog Devices, Inc.	228	12,841
AO Smith Corp.	449	34,672
Apple, Inc.	1,888	176,981
Aspen Technology, Inc.	160	6,085
AutoZone, Inc.	91	69,636

Reference Entity — Long	Shares	Value
United States (continued)
Avery Dennison Corp.	331	$24,034
B/E Aerospace, Inc.	2,196	106,791
Baxter International, Inc.	733	32,413
Bemis Co., Inc.	904	45,363
Bristol-Myers Squibb Co.	1,994	143,927
C.R. Bard, Inc.	707	150,004
Celanese Corp., Series A	472	33,370
Ecolab, Inc.	2,500	287,450
Electronic Arts, Inc.	174	10,762
Eli Lilly & Co.	873	65,938
Energen Corp.	336	14,277
Estee Lauder Cos., Inc., Class A	936	89,734
FLIR Systems, Inc.	9,837	297,176
FMC Technologies, Inc.	1,413	43,082
Fortinet, Inc.	1,018	33,095
Harman International Industries, Inc.	267	20,495
Hasbro, Inc.	1,985	168,010
Ingersoll-Rand PLC	964	63,181
IntercontinentalExchange, Inc.	1,142	274,114
Jones Lang LaSalle, Inc.	900	103,653
Kimberly-Clark Corp.	1,654	207,064
Mastercard, Inc., Class A	686	66,535
Murphy Oil Corp.	1,040	37,170
Newfield Exploration Co.	650	23,562
Nielsen Holdings PLC	2,816	146,826
NIKE, Inc., Class B	5,318	313,443
PACCAR, Inc.	3,421	201,531
PVH Corp.	113	10,803
Starbucks Corp.	378	21,255
Texas Instruments, Inc.	745	42,495
Tiffany & Co.	79	5,637
VeriSign, Inc.	21	1,814
Visa, Inc., Class A	3,415	263,775
Xilinx, Inc.	4,103	176,757
Zebra Technologies Corp., Class A	442	27,651

		4,044,914
Total Reference Entity — Long		11,184,379

Reference Entity — Short
Australia
Coca-Cola Amatil Ltd.	(1,132)	(7,375)
Incitec Pivot Ltd.	(44,043)	(107,030)
Insurance Australia Group Ltd.	(8,120)	(35,384)
Ramsay Health Care Ltd.	(1,015)	(49,913)
Seek Ltd.	(1,178)	(14,578)

		(214,280)
Canada
Agnico Eagle Mines Ltd.	(378)	(17,868)
Finning International, Inc.	(77)	(1,369)

26	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Short	Shares	Value
Canada (continued)
Methanex Corp.	(137)	$(4,791)
Onex Corp.	(514)	(31,884)

		(55,912)
Denmark
Chr Hansen Holding A/S	(50)	(3,114)
FLSmidth & Co. A/S	(1,495)	(58,110)

		(61,224)
France
Air Liquide SA	(32)	(3,629)
BioMerieux	(891)	(115,003)
Bureau Veritas SA	(12,356)	(292,877)
Kering	(948)	(162,580)
L’Oreal SA	(9)	(1,635)
LVMH Moet Hennessy Louis Vuitton SA	(1,003)	(167,111)
Pernod Ricard SA	(315)	(34,025)
Schneider Electric SA	(1,976)	(129,206)
SEB SA	(186)	(20,838)
Suez Environnement Co.	(791)	(14,578)

		(941,482)
Germany
Axel Springer SE	(1,215)	(67,939)
Bayerische Motoren Werke AG	(240)	(22,203)
Duerr AG	(565)	(45,335)
ElringKlinger AG	(3,465)	(85,062)
Fresenius SE & Co. KGaA	(2,031)	(148,097)
GEA Group AG	(538)	(25,001)
Merck KGaA	(1,383)	(130,246)
Metro AG	(668)	(21,312)
Sartorius AG	(24)	(5,931)
Siemens AG	(262)	(27,418)
Symrise AG	(2,043)	(135,596)
ThyssenKrupp AG	(7,018)	(163,532)

		(877,672)
Hong Kong
ASM Pacific Technology Ltd.	(100)	(721)
The Bank of East Asia Ltd.	(400)	(1,451)
Hang Lung Properties Ltd.	(3,000)	(5,974)
Hong Kong & China Gas Co. Ltd.	(1,000)	(1,861)
Hong Kong Exchanges and Clearing Ltd.	(300)	(7,562)
Jardine Matheson Holdings Ltd.	(400)	(22,061)

		(39,630)
Italy
EXOR SpA	(192)	(7,231)

Reference Entity — Short	Shares	Value
Italy (continued)
Saipem SpA	(7,148)	$(3,435)

		(10,666)
Japan
AEON Financial Service Co. Ltd.	(4,100)	(91,507)
Daihatsu Motor Co. Ltd.	(7,100)	(94,750)
Ebara Corp.	(7,000)	(31,872)
Exedy Corp.	(2,700)	(63,019)
Fuji Oil Holdings, Inc.	(2,500)	(46,505)
Hamamatsu Photonics KK	(100)	(2,779)
Hitachi Construction Machinery Co. Ltd.	(1,500)	(23,815)
IHI Corp.	(96,000)	(208,176)
Kansai Paint Co. Ltd.	(2,500)	(43,724)
Kawasaki Kisen Kaisha Ltd.	(59,000)	(125,801)
Keyence Corp.	(100)	(59,939)
Misumi Group, Inc.	(2,600)	(35,906)
Mitsubishi Chemical Holdings Corp.	(1,800)	(9,393)
Nifco, Inc.	(300)	(14,320)
Nippon Electric Glass Co. Ltd.	(46,000)	(243,544)
Rinnai Corp.	(700)	(61,777)
Sojitz Corp.	(1,700)	(3,397)
Sony Corp.	(1,200)	(29,066)
Topcon Corp.	(12,200)	(150,177)
Toshiba Corp.	(2,000)	(4,230)
Toyo Seikan Group Holdings Ltd.	(4,400)	(86,745)
Zojirushi Corp.	(200)	(2,983)

		(1,433,425)
Netherlands
Arcadis NV	(207)	(3,548)
SBM Offshore NV	(1,761)	(23,588)

		(27,136)
Portugal
EDP — Energias de Portugal SA	(4,384)	(15,585)
Jeronimo Martins SGPS SA	(1,081)	(17,699)

		(33,284)
Singapore
Ascendas Real Estate Investment Trust	(2,900)	(5,293)
CapitaLand Ltd.	(800)	(1,843)
Neptune Orient Lines Ltd.	(374,100)	(356,973)
United Overseas Bank Ltd.	(5,500)	(75,793)
Wing Tai Holdings Ltd.	(700)	(974)

		(440,876)
Spain
Acerinox SA	(18,383)	(217,824)

BLACKROCK FUNDS	APRIL 30, 2016	27

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Short	Shares	Value
Spain (continued)
Distribuidora Internacional de Alimentacion SA	(17,127)	$(95,301)
Indra Sistemas SA	(494)	(5,801)
Obrascon Huarte Lain SA	(3,941)	(28,008)

		(346,934)
Sweden
Alfa Laval AB	(533)	(8,410)
Autoliv, Inc.	(2,375)	(290,866)
BillerudKorsnas AB	(1,714)	(26,655)
Securitas AB, -B Shares	(45)	(712)
SKF AB, -B Shares	(2,213)	(40,780)
Svenska Cellulosa AB SCA	(2,351)	(74,178)

		(441,601)
Switzerland
Barry Callebaut AG	(54)	(63,527)
Chocoladefabriken Lindt & Spruengli AG	(7)	(42,892)
DKSH Holding AG	(101)	(6,610)
Dufry AG	(2,785)	(367,113)
Garmin Ltd.	(1,094)	(46,637)
Novartis AG	(2,750)	(209,281)
OC Oerlikon Corp. AG	(633)	(6,124)
SGS SA	(56)	(123,473)
The Swatch Group AG	(1,085)	(370,182)

		(1,235,839)
United Kingdom
Associated British Foods PLC	(1,311)	(58,812)
Capita PLC	(9,471)	(138,768)
GlaxoSmithKline PLC	(14,408)	(307,935)
Inmarsat PLC	(5,902)	(80,303)
Melrose Industries PLC	(1,375)	(7,513)
Micro Focus International PLC	(3,844)	(85,981)
Next PLC	(3,793)	(282,298)
Pentair PLC	(781)	(45,360)
Reckitt Benckiser Group PLC	(758)	(73,844)
Rolls-Royce Holdings PLC	(56,693)	(83)
Rotork PLC	(1,076)	(2,944)
Tesco PLC	(44,412)	(111,653)

		(1,195,494)
United States
American Tower Corp.	(794)	(83,275)
Autodesk, Inc.	(734)	(43,908)
Avnet, Inc.	(467)	(19,203)
Ball Corp.	(2,222)	(158,606)
Becton Dickinson and Co.	(79)	(12,740)
BorgWarner, Inc.	(2,506)	(90,016)
Caterpillar, Inc.	(447)	(34,741)
Cavium, Inc.	(469)	(23,155)

Reference Entity — Short	Shares	Value
United States (continued)
Cognex Corp.	(656)	$(23,308)
Cooper Cos., Inc.	(353)	(54,037)
Cree, Inc.	(5,602)	(137,305)
Cummins, Inc.	(2,496)	(292,107)
Emerson Electric Co.	(6,550)	(357,827)
Flowserve Corp.	(672)	(32,800)
FMC Corp.	(2,045)	(88,467)
General Electric Co.	(322)	(9,901)
Hawaiian Holdings, Inc.	(48)	(2,019)
Jabil Circuit, Inc.	(2,406)	(41,768)
Keysight Technologies, Inc.	(199)	(5,190)
Microchip Technology, Inc.	(6,939)	(337,166)
Micron Technology, Inc.	(3,643)	(39,162)
Monolithic Power Systems, Inc.	(121)	(7,553)
Monsanto Co.	(2,343)	(219,492)
NetSuite, Inc.	(3,731)	(302,360)
Oracle Corp.	(6,570)	(261,880)
PayPal Holdings, Inc.	(124)	(4,858)
PerkinElmer, Inc.	(1,393)	(70,235)
Qorvo, Inc.	(853)	(38,411)
Royal Caribbean Cruises Ltd.	(1,236)	(95,666)
Torchmark Corp.	(206)	(11,925)
Trimble Navigation Ltd.	(3,890)	(93,165)
Tupperware Brands Corp.	(154)	(8,943)
Varian Medical Systems, Inc.	(2,617)	(212,448)
WW Grainger, Inc.	(1,592)	(373,356)
Wynn Resorts Ltd.	(1,710)	(150,993)
Zimmer Biomet Holdings, Inc.	(161)	(18,639)

		(3,756,625)
Total Reference Entity — Short		(11,112,080)
Net Value of Reference Entity — UBS AG		72,299

28	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities	$218,979,855	—	—	$218,979,855

Derivative Financial Instruments [1]
Assets:
Equity Contracts	—	$7,628,220	—	$7,628,220
Liabilities:
Equity Contracts	—	(228,267)	—	(228,267)

Total	—	$7,399,953	—	$7,399,953

[1] Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK FUNDS	APRIL 30, 2016	29

Schedule of Investments (concluded)	BlackRock Emerging Markets Long/Short Equity Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$17,155	—	—	$17,155
Cash pledged as collateral for OTC derivatives	1,487,540	—	—	1,487,540
Liabilities:
Cash received as collateral for OTC derivatives	—	$(4,430,000)	—	(4,430,000)

Total	$1,504,695	$(4,430,000)	—	$(2,925,305)

During the period ended April 30, 2016, there were no transfers between levels.

30	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock Global Long/Short Equity Fund (Percentages shown are based on Net Assets)

Common Stocks (a)	Shares	Value
United Kingdom — 0.0%
Atlassian Corp. PLC, Class A	10,915	$252,900
United States — 0.0%
Apigee Corp.	7,885	76,485
Square, Inc.	7,662	114,087

		190,572
Total Common Stocks — 0.0%		443,472

Preferred Securities
Preferred Stocks
United States — 0.6%
AliphCom, 0.00% (a)(b)
Series 6 (acquired 12/15/15, cost $0)	8,264	3,433
Series 8 (acquired 3/10/15, cost $1,750,010)	823,530	1,149,648
Illumio Inc., Series C, 0.00% (acquired 3/10/15, cost $1,500,001) (a)(b)	466,730	1,452,464
Palantir Technologies, Inc., Series I, 0.00% (Acquired 6/05/14, cost $1,999,998) (a)(b)	326,264	3,477,974

Preferred Securities	Shares	Value
United States (continued)
Uber Technologies, Inc., Series E, 0.00% (acquired 12/04/14, cost $1,499,957) (a)(b)	45,020	$2,161,680
Total Preferred Securities — 0.6%		8,245,199
Total Long-Term Investments (Cost — $7,216,394) — 0.6%		8,688,671

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (c)(d)	1,523,392,796	1,523,392,796
Total Short-Term Securities (Cost — $1,523,392,796) — 100.1%		1,523,392,796
Total Investments (Cost — $1,530,609,190) — 100.7%		1,532,081,467
Liabilities in Excess of Other Assets — (0.7)%		(10,342,709)

Net Assets — 100.0%		$1,521,738,758

*	As of April 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,530,609,190

Gross unrealized appreciation	$2,211,947
Gross unrealized depreciation	(739,670)

Net unrealized appreciation	$1,472,277

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $8,245,199, 0.6% of its net assets, and an original cost of $6,749,966.

(c)	During the period ended April 30, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at April 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,798,127,326	(274,734,530)	1,523,392,796	$3,141,897

(d)	Represents the current yield as of report date.

Portfolio Abbreviations

CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
USD	U.S. Dollar

BLACKROCK FUNDS	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
175	CAC 40 Index	May 2016	USD	8,767,794	$(186,564)
30	Dax Index	June 2016	USD	8,661,304	(76,589)
98	FTSE 100 Index	June 2016	USD	8,895,136	29,511
340	S&P 500 E-Mini Index	June 2016	USD	35,004,700	(236,711)
142	Topix Index	June 2016	USD	17,703,290	(459,012)
Total					$(929,365)

OTC Total Return Swaps1

Reference Entity	Counterparty	Expiration Dates	Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities
Equity Securities Long/Short:	Bank of America N.A.	6/7/17 – 11/2/17	$42,481,706	$(5,345,554)[2]		$39,428,523
	Bank of America N.A.	5/4/17 – 11/2/17	(2,435,160)	2,759,757	[3]	219,189
	Deutsche Bank AG	6/24/16 – 5/2/17	26,076,220	5,631,064	[4]	28,579,288
	Goldman Sachs & Co.	5/31/16 – 11/2/17	40,580,050	(5,066,731)[5]		39,273,834
	Goldman Sachs & Co.	5/4/17 – 11/2/17	(680,341)	1,000,406	[6]	145,233
	UBS AG	4/13/17	41,919,207	540,126	[7]	46,127,047
Total				$(480,932)		$153,773,114

[1]     The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 0-1028 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Canada Bankers Acceptances 1 Month
Garban Intercapital Federal Funds Rate
IntercontinentalExchange LIBOR:
AUD 1 Month, BRL Spot Next
EUR 1 Week, Eur Overnight
JPY 1 Week; JPY Spot Next
MXN Spot Next ; USD 1 Week

[2]     Amount includes $ (2,292,371) of net dividends and financing fees.

[3]     Amount includes $ 105,408 of net dividends and financing fees.

[4]     Amount includes $ 3,127,996 of net dividends and financing fees.

[5]     Amount includes $ (3,760,515) of net dividends and financing fees.

[6]     Amount includes $ 174,832 of net dividends and financing fees.

[7]     Amount includes $ (3,667,714) of net dividends and financing fees.

2	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America N.A. as of April 30, 2016, expiration dates 6/7/17 – 11/2/17:

Reference Entity — Long	Shares	Value
Australia
CSR Ltd.	23,463	$60,580
DUET Group	39,101	66,805
DuluxGroup Ltd.	137,325	665,089
Evolution Mining Ltd.	52,565	79,409
JB Hi-Fi Ltd.	26,787	445,635
Newcrest Mining Ltd.	2,768	40,362
Northern Star Resources Ltd.	258,749	769,596
Orora Ltd.	309,276	616,470
OZ Minerals Ltd.	28,381	126,001
Platinum Asset Management Ltd.	55,498	254,465
Sydney Airport	9,348	48,199

		3,172,611
Austria
Vienna Insurance Group AG	6,510	146,881
Wienerberger AG	14,082	278,143

		425,024
Belgium
bpost SA	32,364	913,947
Euronav NV	15,187	167,271
Proximus	19,909	671,009
Telenet Group Holding NV	14,007	697,289

		2,449,516
Bermuda
Assured Guaranty Ltd.	69,142	1,788,703
Ship Finance International Ltd.	3,286	49,849

		1,838,552
Canada
Air Canada	36,834	273,899
Canadian Solar, Inc.	3,334	59,712
Celestica, Inc.	29,146	312,436
Home Capital Group, Inc.	27,298	817,831
Maple Leaf Foods, Inc.	2,061	42,675
Quebecor, Inc., Class B	3,833	102,523
Tourmaline Oil Corp.	5,214	120,262

		1,729,338
Denmark
GN Store Nord A/S	89,997	1,770,977
ISS A/S	33,796	1,283,728
NKT Holding A/S	4,268	243,337
Pandora A/S	3,334	433,462

		3,731,504

Reference Entity — Long	Shares	Value
Finland
Cargotec OYJ	12,355	$467,627
France
Lagardere SCA	16,245	431,107
Nexity SA	2,180	116,850
Peugeot SA	6,516	105,013
Thales SA	1,906	164,941
Valeo SA	11,705	1,856,635

		2,674,546
Germany
E.ON SE	97,700	1,012,580
Evonik Industries AG	29,684	941,821
KION Group AG	3,468	189,379
OSRAM Licht AG	1,013	52,898
ProSiebenSat.1 Media AGs	8,346	426,355
Rhoen Klinikum AG	5,477	170,400

		2,793,433
Hong Kong
CLP Holdings Ltd.	212,500	1,964,566
HKT Trust & HKT Ltd.	120,000	173,884
Sino Land Co. Ltd.	58,000	91,057

		2,229,507
Ireland
ICON PLC	17,318	1,170,350
Kingspan Group PLC	1,527	40,215
Seagate Technology PLC	785	17,090

		1,227,655
Israel
Check Point Software Technologies Ltd.	18,333	1,519,256
Taro Pharmaceutical Industries Ltd.	1,710	238,955

		1,758,211
Italy
A2A SpA	577,751	825,812
Autogrill SpA	108,591	921,577
Hera SpA	184,717	556,372
Parmalat SpA	169,838	473,736
Prysmian SpA	23,990	567,576
Recordati SpA	44,941	1,143,566
Terna - Rete Elettrica Nazionale SpA	20,729	117,082
UniCredit SpA	294,431	1,141,806

		5,747,527
Japan
Adastria Holdings Co. Ltd.	3,200	106,050
Canon Marketing Japan, Inc.	2,600	46,598

BLACKROCK FUNDS	APRIL 30, 2016	3

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Long	Shares	Value
Japan (continued)
Citizen Holdings Co. Ltd.	8,300	$46,817
Daikyo, Inc.	139,000	222,592
Fuji Electric Co. Ltd.	23,000	97,871
Gree, Inc.	164,000	919,110
GungHo Online Entertainment, Inc.	545,000	1,426,483
IT Holdings Corp.	2,200	51,990
J. Front Retailing Co. Ltd.	3,300	39,646
Japan Petroleum Exploration Co.	8,300	193,219
Japan Steel Works Ltd.	14,000	54,238
Joyo Bank Ltd.	115,000	400,788
JTEKT Corp.	3,400	43,294
K’s Holdings Corp.	7,200	241,983
Kaken Pharmaceutical Co. Ltd.	800	43,706
Kinden Corp.	3,400	39,934
Lintec Corp.	4,600	88,181
Maeda Road Construction Co. Ltd.	5,000	91,092
Matsumotokiyoshi Holdings Co. Ltd.	3,300	161,525
Mitsubishi Motors Corp.	14,300	57,548
Mitsubishi Tanabe Pharma Corp.	31,600	562,622
Nagase & Co. Ltd.	38,400	425,802
Nexon Co. Ltd.	16,800	252,258
Nikon Corp.	8,700	126,823
Nippon Shokubai Co. Ltd.	2,500	129,490
Nomura Real Estate Holdings, Inc.	5,600	102,342
NS Solutions Corp.	10,100	175,586
Penta-Ocean Construction Co. Ltd.	11,500	51,788
Seiko Holdings Corp.	19,000	71,165
Seino Holdings Co Ltd.	13,700	139,239
Sugi Holdings Co. Ltd.	1,100	53,183
Sumitomo Osaka Cement Co. Ltd.	304,000	1,310,641
Sumitomo Real Estate Sales Co. Ltd.	13,600	272,721
Tadano Ltd.	34,000	324,445
Taiyo Yuden Co Ltd.	15,400	153,677
Tokai Rika Co. Ltd.	3,700	68,508
Tokyo Gas Co. Ltd.	956,000	4,219,470
Tokyu Fudosan Holdings Corp.	49,500	336,537
TonenGeneral Sekiyu KK	28,000	265,208
Toppan Forms Co. Ltd.	31,200	343,161
Zeon Corp.	95,000	674,991

		14,432,322
Netherlands
Eurocommercial Properties NV CVA	14,052	656,265
New Zealand
Vector Ltd.	19,826	46,390
Portugal
NOS SGPS SA	41,922	300,577
Singapore
Jardine Cycle & Carriage Ltd.	42,900	1,226,505

Reference Entity — Long	Shares	Value
Singapore (continued)
Yangzijiang Shipbuilding Holdings Ltd.	438,100	$321,183

		1,547,688
Spain
ACS Actividades de Construccion y Servicios SA	31,147	1,033,039
Amadeus IT Holding SA, Class A	27,691	1,262,720
Banco de Sabadell SA	19,887	38,105
Bankinter SA	106,592	813,595
Ebro Foods SA	14,288	324,196
Mediaset Espana Comunicacion SA	11,915	155,143

		3,626,798
Sweden
Intrum Justitia AB	3,400	122,218
Switzerland
Adecco SA, Registered Shares	7,557	487,830
Banque Cantonale Vaudoise, Registered Shares	145	100,117
Cembra Money Bank AG	446	30,601
Galenica AG	154	225,455
GAM Holding AG	14,221	185,797
Georg Fischer AG, Registered Shares	112	91,059
Logitech International SA, Registered Shares	60,537	930,122
STMicroelectronics NV	101,259	622,582
Straumann Holding AG, Registered Shares	430	149,290

		2,822,853
United Kingdom
Atlassian Corp. PLC, Class A	2,850	66,035
Britvic PLC	3,880	39,973
Inchcape PLC	114,909	1,139,783
Intermediate Capital Group PLC	4,880	43,870
Moneysupermarket.com Group PLC	157,421	723,132
Noble Corp. PLC	49,616	557,188
Qinetiq Group PLC	51,948	170,134
Rentokil Initial PLC	384,425	990,651
Rightmove PLC	4,926	278,394
Thomas Cook Group PLC	1,323,998	1,711,891

		5,721,051
United States
Aaron’s, Inc.	13,720	359,601
Air Products & Chemicals, Inc.	3,382	493,400
AMC Networks, Inc., Class A	29,880	1,949,072
Amdocs Ltd.	34,999	1,978,843

4	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Long	Shares	Value
United States (continued)
American Water Works Co., Inc.	34,078	$2,479,515
AmerisourceBergen Corp.	91,684	7,802,308
Anthem, Inc.	15,742	2,216,001
Archer-Daniels-Midland Co.	17,622	703,823
ARRIS International PLC	18,345	417,716
Aspen Technology, Inc.	102,598	3,901,802
Automatic Data Processing, Inc.	30,402	2,688,753
AutoZone, Inc.	283	216,560
B/E Aerospace, Inc.	31,682	1,540,696
Bemis Co., Inc.	20,912	1,049,364
Best Buy Co., Inc.	61,676	1,978,566
Big Lots, Inc.	66,473	3,048,452
Black Hills Corp.	1,578	95,611
Bloomin’ Brands, Inc.	40,030	748,561
Blue Buffalo Pet Products, Inc.	17,985	445,309
Booz Allen Hamilton Holding Corp.	36,232	998,916
Brinker International, Inc.	97,172	4,501,007
Brocade Communications Systems, Inc.	114,746	1,102,709
C.R. Bard, Inc.	3,519	746,626
Cal-Maine Foods, Inc.	38,273	1,942,737
Carlisle Cos., Inc.	21,704	2,211,638
CenterPoint Energy, Inc.	109,476	2,348,260
Cheesecake Factory, Inc.	16,124	822,485
Cintas Corp.	85,484	7,674,754
Citizens Financial Group, Inc.	71,303	1,629,274
Clorox Co.	66,291	8,301,622
CME Group, Inc.	89,512	8,227,048
Coca-Cola Enterprises, Inc.	2,617	137,340
Dillard’s, Inc., Class A	1,849	130,262
Domino’s Pizza, Inc.	6,366	769,522
DST Systems, Inc.	823	99,320
Ecolab, Inc.	12,943	1,488,186
Edison International	94,582	6,687,893
Energizer Holdings, Inc.	11,590	504,049
Equifax, Inc.	24,581	2,955,865
Express Scripts Holding Co.	626	46,155
F5 Networks, Inc.	1,638	171,581
Flextronics International Ltd.	295,359	3,588,612
FLIR Systems, Inc.	101,825	3,076,133
Fluor Corp.	5,966	326,102
Foot Locker, Inc.	4,289	263,516
Fortinet, Inc.	15,622	507,871
GameStop Corp., Class A	46,392	1,521,658
GATX Corp.	4,295	197,312
General Dynamics Corp.	26,128	3,671,507
Global Payments, Inc.	7,067	510,096
GNC Holdings, Inc., Class A	1,769	43,093
Hasbro, Inc.	13,858	1,172,941
Helmerich & Payne, Inc.	5,642	373,049
Hershey Co.	11,819	1,100,467
IDACORP, Inc.	1,802	131,059
IDEXX Laboratories, Inc.	2,633	222,094

Reference Entity — Long	Shares	Value
United States (continued)
INC Research Holdings, Inc., Class A	951	$1,246,925
Interpublic Group of Cos., Inc.	82,976	1,903,469
Intuit, Inc.	46,614	4,702,886
JC Penney Co., Inc.	94,718	878,983
KeyCorp	399,159	4,905,664
L Brands, Inc.	15,927
Landstar System, Inc.	36,376	2,384,447
LaSalle Hotel Properties	6,923	165,460
LifePoint Hospitals, Inc.	43,248	2,921,835
Lincoln National Corp.	23,335	1,013,906
LyondellBasell Industries NV, Class A	10,804	893,167
Manhattan Associates, Inc.	7,575	458,590
ManpowerGroup, Inc.	70,486	5,429,537
Marriott International, Inc., Class A	109,376	7,666,164
Masco Corp.	49,409	1,517,350
Match Group, Inc.	6,333	72,196
Maxim Integrated Products, Inc.	44,768	1,599,113
Memorial Resource Development Corp.	3,820	49,966
Michael Kors Holdings Ltd.	11,163	576,681
Michaels Cos., Inc.	9,131	259,594
Molina Healthcare, Inc.	39,604	2,049,903
NetApp, Inc.	43,818	1,035,858
Newfield Exploration Co.	37,472	1,358,360
Newmont Mining Corp.	17,948	627,642
Nordstrom, Inc.	22,876	1,169,650
NorthWestern Corp.	6,906	392,537
OGE Energy Corp.	11,224	332,118
Owens Corning	20,763	956,551
PACCAR, Inc.	139,458	8,215,471
Papa John’s International, Inc.	40,725	2,304,628
Patterson-UTI Energy, Inc.	14,389	284,183
Phillips 66	9,936	815,845
Post Properties, Inc.	49,450	2,836,452
Prestige Brands Holdings, Inc.	16,965	963,273
Principal Financial Group, Inc.	2,663	113,657
Quanta Services, Inc.	2,244	53,228
Realogy Holdings Corp.	16,366	584,921
Regal-Beloit Corp.	26,788	1,725,683
Regions Financial Corp.	8,322	78,060
Reinsurance Group of America, Inc.	3,914	372,691
ResMed, Inc.	1,295	72,261
RLJ Lodging Trust	91,663	1,931,339
Robert Half International, Inc.	17,542	672,034
Ross Stores, Inc.	2,629	149,275
Rowan Cos. PLC, Class A	5,416	101,875
Royal Gold, Inc.	20,835	1,304,688
Ryder System, Inc.	8,859	610,562
Ryman Hospitality Properties, Inc.	44,462	2,291,127

BLACKROCK FUNDS	APRIL 30, 2016	5

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Long	Shares	Value
United States (continued)
Scripps Networks Interactive, Inc., Class A	621	$38,719
Snap-on, Inc.	21,191	3,375,302
Sonoco Products Co.	7,603	356,505
Southwest Gas Corp.	8,221	533,625
Starz, Class A	11,292	307,255
SYNNEX Corp.	24,731	2,042,039
Take-Two Interactive Software, Inc.	43,126	1,474,047
TD Ameritrade Holding Corp.	5,542	165,318
Telephone & Data Systems, Inc.	33,839	1,000,619
Tenet Healthcare Corp.	7,619	241,446
Tenneco, Inc.	20,524	1,093,929
Texas Instruments, Inc.	26,085	1,487,888
Tiffany & Co.	19,106	1,363,213
Umpqua Holdings Corp.	78,823	1,247,768
Vail Resorts, Inc.	8,084	1,048,010
Valero Energy Corp.	11,269	663,406
VCA, Inc.	9,891	622,836
Vector Group Ltd.	255	5,508
VeriSign, Inc.	92,341	7,978,262
Visteon Corp.	36,903	2,940,062
Weingarten Realty Investors	71,761	2,649,416
World Fuel Services Corp.	3,545	165,658
Xilinx, Inc.	92,050	3,965,514

		211,178,634
Total Reference Entity — Long		270,699,847

Reference Entity — Short
Panama
Copa Holdings SA, Class A	(20,893)	(1,331,929)
United States
Acadia Healthcare Co., Inc.	(7,326)	(462,930)
Advanced Micro Devices, Inc.	(156,407)	(555,245)
Ameren Corp.	(109,668)	(5,264,064)
American Airlines Group, Inc.	(29,657)	(1,028,801)
AT&T, Inc.	(13,437)	(521,624)
Autodesk, Inc.	(36,248)	(2,168,355)
Berkshire Hathaway, Inc., Class B	(19,226)	(2,796,998)
Berry Plastics Group, Inc.	(24,891)	(896,574)
Brookdale Senior Living, Inc.	(4,680)	(86,393)
CarMax, Inc.	(15,155)	(802,457)
Caterpillar, Inc.	(13,160)	(1,022,795)
CDK Global, Inc.	(3,635)	(172,917)
Centene Corp.	(3,807)	(235,882)
Cheniere Energy, Inc.	(42,019)	(1,633,699)
Chipotle Mexican Grill, Inc.	(1,625)	(684,076)
Coach, Inc.	(7,428)	(299,126)
Cognex Corp.	(29,607)	(1,051,937)
ConocoPhillips	(20,573)	(983,184)
Cooper Cos., Inc.	(27,576)	(4,221,334)
Covanta Holding Corp.	(99,698)	(1,621,089)

Reference Entity — Short	Shares	Value
United States (continued)
Cummins, Inc.	(2,217)	$(259,456)
CyrusOne, Inc.	(49,615)	(2,189,510)
DaVita HealthCare Partners, Inc.	(20,411)	(1,508,373)
DISH Network Corp.	(38,549)	(1,900,080)
Dollar Tree, Inc.	(52,875)	(4,214,666)
Donaldson Co., Inc.	(43,747)	(1,429,652)
Education Realty Trust, Inc.	(112,176)	(4,461,240)
Electronics For Imaging, Inc.	(8)	(319)
Emerson Electric Co.	(30,587)	(1,670,968)
EPAM Systems, Inc.	(12,423)	(906,009)
EQT Corp.	(1,610)	(112,861)
Facebook, Inc.	(15,416)	(1,812,613)
Fidelity National Information Services, Inc.	(140,746)	(9,261,087)
FleetCor Technologies, Inc.	(22,340)	(3,455,551)
Flowserve Corp.	(43,078)	(2,102,637)
FMC Corp.	(203,750)	(8,814,225)
Gaming and Leisure Properties, Inc.	(60,391)	(1,980,221)
General Electric Co.	(109,029)	(3,352,642)
Genesee & Wyoming, Inc., Class A	(27,691)	(1,802,961)
Goldman Sachs Group, Inc.	(3,448)	(565,851)
Gramercy Property Trust	(49,436)	(418,723)
GrubHub, Inc.	(32,801)	(860,042)
Hain Celestial Group, Inc.	(6,318)	(264,471)
HCP, Inc.	(24,732)	(836,684)
Healthcare Realty Trust, Inc.	(27,021)	(818,196)
Hilton Worldwide Holdings, Inc.	(118,454)	(2,611,911)
Howard Hughes Corp.	(3,424)	(360,102)
Interactive Brokers Group, Inc., Class A Class A	(33,141)	(1,259,358)
Keysight Technologies, Inc.	(2,409)	(62,827)
Kinder Morgan, Inc.	(33,838)	(600,963)
Knight Transportation, Inc.	(8,423)	(223,799)
Kraft Heinz Co.	(16,750)	(1,307,673)
LendingClub Corp.	(41,432)	(327,313)
Lennar Corp.	(34,147)	(1,547,201)
Liberty Broadband Corp.	(8,338)	(477,350)
Louisiana-Pacific Corp.	(293,498)	(4,989,466)
Macquarie Infrastructure Corp.	(5,024)	(353,639)
Martin Marietta Materials, Inc.	(21,387)	(3,619,322)
McDonald’s Corp.	(2,936)	(371,375)
Medical Properties Trust, Inc.	(145,523)	(1,936,911)
Medicines Co.	(55,775)	(1,985,032)
MGM Resorts International	(68,174)	(1,452,106)
Micron Technology, Inc.	(20,318)	(218,418)
Middleby Corp.	(3,349)	(367,184)
Monolithic Power Systems, Inc.	(1,942)	(121,220)
Monsanto Co.	(5,729)	(536,693)
Monster Beverage Corp.	(6,141)	(885,655)
National Fuel Gas Co.	(11,283)	(626,207)
National Oilwell Varco, Inc.	(16,830)	(606,553)
Netflix, Inc.	(52,136)	(4,693,804)

6	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Short	Shares	Value
United States (continued)
NetSuite, Inc.	(899)	$(72,855)
NorthStar Asset Management Group, Inc.	(4,832)	(60,110)
Olin Corp.	(2,338)	(50,945)
Omega Healthcare Investors, Inc.	(58,319)	(1,969,433)
OneMain Holdings, Inc.	(10,344)	(329,146)
ONEOK, Inc.	(2,607)	(94,243)
Oracle Corp.	(275,866)	(10,996,019)
Orbital ATK, Inc.	(10,116)	(880,092)
Pacira Pharmaceuticals, Inc.	(27,254)	(1,474,714)
Pandora Media, Inc.	(156,443)	(1,553,479)
PG&E Corp.	(70,967)	(4,130,279)
Physicians Realty Trust	(11,153)	(202,204)
Post Holdings, Inc.	(33,025)	(2,372,516)
PriceSmart, Inc.	(3,789)	(327,900)
Procter & Gamble Co.	(41,353)	(3,313,202)
Qorvo, Inc.	(22,663)	(1,020,515)
Realty Income Corp.	(9,643)	(570,866)
Reynolds American, Inc.	(70,836)	(3,513,466)
RSP Permian, Inc.	(34,302)	(1,049,984)
Senior Housing Properties Trust	(102,850)	(1,808,103)
Southern Co.	(15,974)	(800,297)
SS&C Technologies Holdings, Inc.	(50,070)	(3,061,781)
Stericycle, Inc.	(7,018)	(670,640)
Sun Communities, Inc.	(56,736)	(3,850,672)
Targa Resources Corp.	(6,856)	(277,394)
TransDigm Group, Inc.	(28,869)	(6,578,379)
TreeHouse Foods, Inc.	(19,625)	(1,734,850)
Tribune Media Co.	(5,694)	(219,504)
Trimble Navigation Ltd.	(28,481)	(682,120)
Twenty-First Century Fox, Inc.	(328,544)	(9,914,176)
Two Harbors Investment Corp.	(249,285)	(1,951,902)
Tyler Technologies, Inc.	(15,486)	(2,267,305)
United Parcel Service, Inc., Class B	(10,564)	(1,109,959)
United Technologies Corp.	(57,657)	(6,017,661)
VEREIT, Inc.	(694,730)	(6,169,202)
Verisk Analytics, Inc., Class A	(35,193)	(2,730,273)
ViaSat, Inc.	(5,387)	(413,183)
Vista Outdoor, Inc.	(18,629)	(893,819)
Walgreens Boots Alliance, Inc.	(31,376)	(2,487,489)
WEC Energy Group, Inc.	(164,768)	(9,591,145)
Wendy’s Co.	(183,038)	(1,987,793)
Workday, Inc., Class A	(5,333)	(399,868)
WP Carey, Inc.	(40,966)	(2,502,613)
Wynn Resorts Ltd.	(29,753)	(2,627,190)
Yum! Brands, Inc.	(27,075)	(2,154,087)
Zimmer Biomet Holdings, Inc.	(86,425)	(10,005,422)

		(229,939,395)
Total Reference Entity — Short		(231,271,324)
Net Value of Reference Entity — Bank of America N.A.		39,428,523

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America N.A. as of April 30, 2016, expiration dates 5/4/17 – 11/2/17:

Reference Entity — Long	Shares	Value
Australia
InterOil Corp.	4,987	$166,915
Belgium
Euronav SA	4,588	49,872
Bermuda
Argo Group International Holdings Ltd.	13,603	747,757
Assured Guaranty Ltd.	14,711	380,574
Golar LNG Ltd.	3,157	52,343
Helen of Troy Ltd.	478	47,575
Ship Finance International Ltd.	9,738	147,725
Teekay Corp.	12,499	139,989
Teekay Tankers Ltd., Class A	11,383	44,849

		1,560,812
Brazil
Cosan Ltd., Class A	10,348	55,672
Canada
Canadian Solar, Inc.	7,546	135,149
IMAX Corp.	6,031	192,992

		328,141
Ireland
FleetMatics Group PLC	4,205	152,431
ICON PLC	7,079	478,399
Weatherford International PLC	2,069	16,821

		647,651
Israel
Mellanox Technologies Ltd.	5,782	250,071
Orbotech Ltd.	6,882	165,719
Wix.com Ltd.	3,035	75,025

		490,815
Ivory Coast
Fabrinet	9,655	308,670
Netherlands
Aegon NV	31,198	179,700
AVG Technologies NV	1,027	20,335
Sensata Technologies Holding NV	825	31,078

		231,113
Norway
Nordic American Tankers Ltd.	7,258	111,846
Spain
Abengoa Yield PLC	5,449	98,246

BLACKROCK FUNDS	APRIL 30, 2016	7

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Long	Shares	Value
Switzerland
Logitech International SA	23,541	$362,060
TE Connectivity Ltd.	10,637	632,689

		994,749
United Kingdom
Ferroglobe PLC	11,418	116,349
International Game Technology PLC	13,766	238,703
Liberty Global PLC, Class A	2,387	90,062
Travelport Worldwide Ltd.	5,397	75,288

		520,402
United States
3M Co.	746	124,865
Abaxis, Inc.	5,517	250,030
AbbVie, Inc.	10,076	614,636
Acorda Therapeutics, Inc.	3,121	80,678
Activision Blizzard, Inc.	1,713	59,047
Aduro Biotech, Inc.	3,422	44,315
Advanced Energy Industries, Inc.	3,503	113,322
Advisory Board Co.	4,938	156,238
Aerojet Rocketdyne Holdings, Inc.	8,529	154,545
AES Corp.	15,293	170,670
Aetna, Inc.	8,801	988,088
Affiliated Managers Group, Inc.	755	128,592
Air Lease Corp.	2,315	70,561
Air Products & Chemicals, Inc.	792	115,545
Akamai Technologies, Inc.	3,785	192,997
Alarm.com Holdings, Inc.	1,529	34,876
Albemarle Corp.	4,140	273,902
Alexander & Baldwin, Inc.	1,474	56,366
Align Technology, Inc.	3,139	226,604
Allete, Inc.	4,405	247,517
Alliant Energy Corp.	22,701	1,600,875
Allison Transmission Holdings, Inc.	4,652	134,024
Allscripts Healthcare Solutions, Inc.	10,944	146,650
Altria Group, Inc.	33,952	2,129,130
AMC Networks, Inc., Class A	4,007	261,377
Amdocs Ltd.	25,653	1,450,421
AMERCO, Inc.	998	351,296
American Financial Group, Inc.	2,716	187,703
American Homes 4 Rent, Class A	1,628	25,755
American National Insurance Co.	1,116	129,590
American Tower Corp.	17,950	1,882,596
American Water Works Co., Inc.	62,117	4,519,633
Ameriprise Financial, Inc.	10,695	1,025,650
AmerisourceBergen Corp.	6,428	547,023
AMN Healthcare Services, Inc.	3,033	107,702
Amplify Snack Brands, Inc.	11,471	176,768
AmTrust Financial Services, Inc.	8,059	200,266
Analog Devices, Inc.	14,092	793,661
Anthem, Inc.	3,498	492,413
Aon PLC	15,227	1,600,662

Reference Entity — Long	Shares	Value
United States (continued)
Apogee Enterprises, Inc.	2,015	$83,502
Apollo Commercial Real Estate Finance, Inc.	22,905	364,877
Apple, Inc.	18,831	1,765,218
Armstrong World Industries, Inc.	4,256	173,687
ARRIS International PLC	27,564	627,632
Aspen Insurance Holdings Ltd.	20,532	951,658
Aspen Technology, Inc.	14,778	562,007
Atlas Air Worldwide Holdings, Inc.	2,489	99,411
Avangrid, Inc.	3,554	142,515
Axalta Coating Systems Ltd.	3,455	98,364
Axis Capital Holdings Ltd.	1,849	98,496
AZZ, Inc.	2,767	151,964
B&G Foods, Inc.	14,815	610,526
B/E Aerospace, Inc.	2,348	114,183
Babcock & Wilcox Enterprises, Inc.	10,397	237,571
Bank of Hawaii Corp.	2,807	192,027
Bank of New York Mellon Corp.	1,288	51,829
BB&T Corp.	50,652	1,792,068
BBCN Bancorp, Inc.	1,603	25,039
Beacon Roofing Supply, Inc.	3,105	132,677
Belden, Inc.	1,683	106,265
Bemis Co., Inc.	5,237	262,793
BGC Partners, Inc., Class A	13,870	125,940
Bio-Techne Corp.	9,651	899,280
Black Hills Corp.	1,142	69,194
Blackbaud, Inc.	844	52,134
Blackhawk Network Holdings, Inc.	2,208	70,943
Blackstone Mortgage Trust, Inc., Class A	37,741	1,037,123
Bloomin’ Brands, Inc.	5,066	94,734
Blue Buffalo Pet Products, Inc.	4,607	114,069
Booz Allen Hamilton Holding Corp.	9,044	249,343
Boston Scientific Corp.	3,023	66,264
Box, Inc., Class A	3,664	47,376
Broadridge Financial Solutions, Inc.	8,097	484,524
BroadSoft, Inc.	3,936	154,153
Brown-Forman Corp., Class B	5,616	540,933
Bunge Ltd.	11,253	703,313
BWX Technologies, Inc.	2,671	89,185
CA, Inc.	12,383	367,280
Cabot Oil & Gas Corp.	1,285	30,069
Cadence Design Systems, Inc.	37,049	859,166
CalAtlantic Group, Inc.	13,601	440,264
Caleres, Inc.	859	21,655
Callidus Software, Inc.	9,883	180,859
Callon Petroleum Co.	3,693	38,813
Cambrex Corp.	1,834	88,472
Capital One Financial Corp.	8,398	607,931
Cardinal Health, Inc.	13,055	1,024,295
Care Capital Properties, Inc.	19,273	514,011
Carlisle Cos., Inc.	17,049	1,737,293

8	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Long	Shares	Value
United States (continued)
Carpenter Technology Corp.	614	$21,742
Carrizo Oil & Gas, Inc.	7,251	256,468
Carter’s, Inc.	6,580	701,889
Casey’s General Stores, Inc.	642	71,904
Cato Corp., Class A	2,529	92,536
Cavium, Inc.	2,516	124,215
CBL & Associates Properties, Inc.	1,883	21,993
CDW Corp.	573	22,061
Celanese Corp., Series A	11,901	841,401
Celgene Corp.	3,528	364,830
Celldex Therapeutics, Inc.	3,262	13,048
CenterPoint Energy, Inc.	23,496	503,989
CenturyLink, Inc.	10,087	312,193
Cepheid, Inc.	2,030	57,936
Cerner Corp.	2,707	151,971
Charles Schwab Corp.	24,601	698,914
Cheesecake Factory, Inc.	3,505	178,790
Children’s Place Retail Stores, Inc.	425	33,112
Cimarex Energy Co.	582	63,368
Cinemark Holdings, Inc.	2,858	99,030
Citizens Financial Group, Inc.	109,613	2,504,657
Clorox Co.	19,512	2,443,488
CME Group, Inc.	22,182	2,038,748
CNA Financial Corp.	8,832	279,091
CNO Financial Group, Inc.	21,993	404,011
Cobalt International Energy, Inc.	11,216	36,228
Cogent Communications Group, Inc.	1,298	50,233
Colony Capital, Inc., Class A	43,512	769,292
Colony Starwood Homes	10,707	260,930
Comcast Corp., Class A	18,917	1,149,397
Comfort Systems USA, Inc.	3,092	91,183
CommScope Holding Co., Inc.	2,908	88,432
Communications Sales & Leasing, Inc.	4,395	102,096
Compass Minerals International, Inc.	5,274	395,339
ComScore, Inc.	3,264	99,944
Constellation Brands, Inc., Class A	6,508	1,015,638
Continental Resources, Inc.	3,731	139,017
Convergys Corp.	5,551	147,102
Cooper Tire & Rubber Co.	2,547	87,973
Core-Mark Holding Co., Inc.	1,613	131,718
Coresite Realty Corp.	6,199	464,491
Corrections Corp. of America	3,591	109,238
Covanta Holding Corp.	5,029	81,772
Crane Co.	3,020	167,821
Crown Castle International Corp.	10,775	936,132
CSX Corp.	7,643	208,425
Cullen/Frost Bankers, Inc.	4,803	307,344
Curtiss-Wright Corp.	7,643	585,301
Cynosure, Inc., Class A	2,012	98,467
CyrusOne, Inc.	4,060	179,168

Reference Entity — Long	Shares	Value
United States (continued)
Danaher Corp.	6,989	$676,186
Dean Foods Co.	6,147	105,913
Delek U.S. Holdings, Inc.	10,152	161,315
Deluxe Corp.	15,052	944,965
Denny’s Corp.	3,956	39,125
Dentsply Sirona, Inc.	15,460	921,416
Diamond Resorts International, Inc.	8,976	190,381
Diamondback Energy, Inc.	736	63,723
Diebold, Inc.	5,975	156,963
Digital Realty Trust, Inc.	2,419	212,824
Discovery Communications, Inc., Class A	1,671	45,635
Dolby Laboratories, Inc., Class A	4,158	197,962
Dollar General Corp.	4,909	402,096
Dominion Resources, Inc.	29,778	2,128,234
Domino’s Pizza, Inc.	2,024	244,661
Dr Pepper Snapple Group, Inc.	30,971	2,815,574
Drew Industries, Inc.	10,096	654,524
Dril-Quip, Inc.	4,655	301,737
Dycom Industries, Inc.	5,593	394,866
Dynegy, Inc.	1,526	26,903
E*Trade Financial Corp.	17,961	452,258
Eagle Bancorp, Inc.	12,666	642,166
East West Bancorp, Inc.	3,473	130,203
Ecolab, Inc.	2,509	288,485
Edgewell Personal Care Co.	2,484	203,862
Edison International	23,534	1,664,089
Electronic Arts, Inc.	6,890	426,147
Eli Lilly & Co.	17,602	1,329,479
Ellie Mae, Inc.	265	22,154
EMCOR Group, Inc.	12,123	587,723
Energizer Holdings, Inc.	6,781	294,906
EnerSys	3,296	192,388
EnPro Industries, Inc.	9,764	571,975
Entergy Corp.	14,905	1,120,558
Envision Healthcare Holdings, Inc.	2,899	65,604
EOG Resources, Inc.	1,156	95,509
Equifax, Inc.	2,230	268,158
Equity Commonwealth	27,177	758,510
Essent Group Ltd.	12,635	258,007
Estee Lauder Cos., Inc., Class A	8,623	826,687
Euronet Worldwide, Inc.	623	48,033
Exelon Corp.	876	30,739
ExlService Holdings, Inc.	15,817	765,385
Expedia, Inc.	1,774	205,376
Expeditors International of Washington, Inc.	11,976	594,129
Express, Inc.	3,662	66,575
Extended Stay America, Inc.	34,494	539,831
F5 Networks, Inc.	1,594	166,972
Fair Isaac Corp.	1,879	200,508
FEI Co.	1,156	102,907

BLACKROCK FUNDS	APRIL 30, 2016	9

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Long	Shares	Value
United States (continued)
FelCor Lodging Trust, Inc.	6,367	$45,588
Fidelity National Information Services, Inc.	13,044	858,295
Fiesta Restaurant Group, Inc.	738	23,697
First Financial Bankshares, Inc.	3,854	124,793
First Republic Bank	13,014	915,144
First Solar, Inc.	1,552	86,664
FirstEnergy Corp.	15,535	506,286
Fiserv, Inc.	3,359	328,241
Five Prime Therapeutics, Inc.	1,252	59,583
Flextronics International Ltd.	77,911	946,619
FLIR Systems, Inc.	5,164	156,004
Flowers Foods, Inc.	4,004	76,717
Fluor Corp.	1,649	90,134
FMC Technologies, Inc.	7,457	227,364
Foot Locker, Inc.	5,483	336,876
Ford Motor Co.	49,358	669,294
Forest City Realty Trust, Inc., Class A	6,819	141,699
Fortinet, Inc.	11,104	360,991
Fortune Brands Home & Security, Inc.	1,216	67,379
Four Corners Property Trust, Inc.	6,660	118,215
GCP Applied Technologies, Inc.	3,183	70,440
General Dynamics Corp.	17,136	2,407,951
Genpact Ltd.	32,802	914,848
Gentherm, Inc.	3,056	112,277
Gigamon, Inc.	1,186	38,652
Globus Medical, Inc., Class A	2,994	74,970
GoDaddy, Inc., Class A	2,654	80,602
Gray Television, Inc.	9,820	126,187
Great Plains Energy, Inc.	37,366	1,166,940
Great Western Bancorp, Inc.	16,220	511,254
Greatbatch, Inc.	7,567	263,332
Green Dot Corp., Class A	1,439	31,989
Greenbrier Cos., Inc.	2,072	62,139
Gulfport Energy Corp.	1,587	49,673
Hanesbrands, Inc.	11,726	340,406
Harman International Industries, Inc.	2,622	201,265
Harris Corp.	3,449	275,954
Hasbro, Inc.	3,474	294,039
Healthcare Trust of America, Inc., Class A	4,152	119,951
Hersha Hospitality Trust	20,937	403,875
Hexcel Corp.	10,985	497,291
Hill-Rom Holdings, Inc.	10,219	494,089
Home BancShares, Inc.	22,881	983,654
Home Depot, Inc.	13,808	1,848,753
Honeywell International, Inc.	663	75,761
Hospitality Properties Trust	9,103	232,946
Host Hotels & Resorts, Inc.	13,031	206,150
Houghton Mifflin Harcourt Co.	1,425	29,227

Reference Entity — Long	Shares	Value
United States (continued)
Hub Group, Inc., Class A	10,703	$412,280
Hudson Pacific Properties, Inc.	29,355	858,634
Huntington Bancshares, Inc.	44,924	451,935
Hyatt Hotels Corp., Class A	2,121	101,553
IAC/InterActiveCorp	11,541	534,810
Iberiabank Corp.	1,748	103,115
ICU Medical, Inc.	4,249	422,096
IDACORP, Inc.	2,268	164,952
IDEX Corp.	19,779	1,619,900
IDEXX Laboratories, Inc.	2,122	178,991
Illumina, Inc.	1,229	165,903
Incyte Corp.	1,136	82,099
Infinera Corp.	16,254	193,260
InfraREIT, Inc.	8,230	136,453
Ingersoll-Rand PLC	7,418	486,176
Ingles Markets, Inc., Class A	4,201	151,530
Ingredion, Inc.	5,310	611,128
Innospec, Inc.	5,467	264,384
Insperity, Inc.	1,291	68,126
Intel Corp.	11,251	340,680
IntercontinentalExchange, Inc.	5,721	1,373,212
Interface, Inc.	7,204	122,612
Interpublic Group of Cos., Inc.	20,501	470,293
Intersil Corp., Class A	7,186	84,004
Intuit, Inc.	11,311	1,141,167
Invesco Ltd.	34,392	1,066,496
Invesco Mortgage Capital, Inc.	6,241	80,197
Investors Bancorp, Inc.	36,857	425,698
IPG Photonics Corp.	1,377	119,345
Itron, Inc.	10,627	436,982
ITT Corp.	3,105	119,139
Ixia	2,851	28,852
j2 Global, Inc.	6,899	438,224
Jack in the Box, Inc.	345	23,305
JetBlue Airways Corp.	1,983	39,244
John Bean Technologies Corp.	3,993	208,195
Johnson & Johnson	6,532	732,107
Jones Lang LaSalle, Inc.	1,578	181,738
Kaiser Aluminum Corp.	4,167	395,157
KBR, Inc.	15,907	247,513
KeyCorp	61,432	754,999
Knoll, Inc.	32,049	748,344
Kosmos Energy Ltd.	7,859	50,926
Kulicke & Soffa Industries, Inc.	3,259	34,936
L Brands, Inc.	23,283	1,822,826
L-3 Communications Holdings, Inc.	1,255	165,070
Laboratory Corp. of America Holdings	8,473	1,061,836
Lam Research Corp.	2,410	184,124
Lamar Advertising Co., Class A	2,935	182,087
Lannett Co., Inc.	991	19,007
LaSalle Hotel Properties	8,286	198,035
Lear Corp.	3,161	363,926

10	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Long	Shares	Value
United States (continued)
LegacyTexas Financial Group, Inc.	4,125	$101,723
Legg Mason, Inc.	2,665	85,573
Leggett & Platt, Inc.	17,923	883,425
LendingTree, Inc.	223	19,952
Level 3 Communications, Inc.	8,656	452,363
Liberty Braves Group, Class A	191	2,987
Liberty Media Group, Class A	479	8,766
Liberty SiriusXM Group, Class A	1,918	62,853
LifePoint Hospitals, Inc.	7,993	540,007
Lincoln National Corp.	22,915	995,657
Lithia Motors, Inc., Class A	857	71,148
Live Nation Entertainment, Inc.	3,555	76,361
LogMeIn, Inc.	7,985	476,705
Lowe’s Cos., Inc.	15,826	1,203,093
Luminex Corp.	13,280	266,928
LyondellBasell Industries NV, Class A	4,045	334,400
Macerich Co.	14,686	1,117,311
Macquarie Infrastructure Corp.	1,662	116,988
Macy’s, Inc.	1,826	72,291
Madison Square Garden Co., Class A	831	130,450
Manhattan Associates, Inc.	10,008	605,884
ManpowerGroup, Inc.	19,823	1,526,966
Marathon Petroleum Corp.	7,952	310,764
Marketo, Inc.	4,253	93,523
Marriott International, Inc., Class A	11,356	795,942
Marsh & McLennan Cos., Inc.	1,658	104,703
Masonite International Corp.	1,466	99,190
Matador Resources Co.	5,474	117,965
Match Group, Inc.	5,680	64,752
Matson, Inc.	3,808	148,055
Maxim Integrated Products, Inc.	7,064	252,326
MaxLinear, Inc., Class A	1,355	22,696
Memorial Resource Development Corp.	3,352	43,844
Merck & Co., Inc.	3,919	214,918
Merrimack Pharmaceuticals, Inc.	6,181	43,761
MetLife, Inc.	24,350	1,098,185
MFA Financial, Inc.	4,179	28,877
Microsemi Corp.	3,080	104,073
MiMedx Group, Inc.	7,149	53,832
MKS Instruments, Inc.	2,992	107,293
Mobile Mini, Inc.	2,901	93,557
Mohawk Industries, Inc.	6,420	1,236,685
Monster Beverage Corp.	410	59,130
MSCI, Inc.	826	62,726
MSG Networks, Inc., Class A	1,737	29,685
Mueller Water Products, Inc., Series A	12,585	135,289
Murphy USA, Inc.	5,362	307,886
Myriad Genetics, Inc.	2,645	95,220
National Health Investors, Inc.	7,081	482,145

Reference Entity — Long	Shares	Value
United States (continued)
National Instruments Corp.	12,235	$337,319
NETGEAR, Inc.	18,873	800,215
New Jersey Resources Corp.	5,479	195,491
New Residential Investment Corp.	9,526	115,265
New Senior Investment Group, Inc.	11,255	121,554
Newell Brands Inc.	7,315	333,125
Newfield Exploration Co.	13,755	498,619
NextEra Energy, Inc.	19,374	2,277,995
Nielsen Holdings PLC	4,765	248,447
NiSource, Inc.	1,294	29,387
Noble Energy, Inc.	3,359	121,293
Nordson Corp.	6,516	499,973
Northern Trust Corp.	4,813	342,108
NorthStar Asset Management Group, Inc.	2,224	27,667
Northwest Natural Gas Co.	8,944	460,974
Norwegian Cruise Line Holdings Ltd.	10,403	508,603
NRG Yield, Inc., Class C	2,457	39,754
NVR, Inc.	145	240,887
NxStage Medical, Inc.	1,753	28,258
O’Reilly Automotive, Inc.	6,250	1,641,750
Oasis Petroleum, Inc.	2,609	25,281
Occidental Petroleum Corp.	7,827	599,940
OGE Energy Corp.	9,271	274,329
Oil States International, Inc.	6,221	215,495
Old Dominion Freight Line, Inc.	10,482	692,336
Old National Bancorp	69,103	925,980
Old Republic International Corp.	67,374	1,245,745
Ollie’s Bargain Outlet Holdings, Inc.	7,887	208,611
On Assignment, Inc.	6,024	217,225
Ophthotech Corp.	2,276	106,380
Ormat Technologies, Inc.	18,483	802,162
Outfront Media, Inc.	10,749	233,146
Owens Corning	10,828	498,846
Oxford Industries, Inc.	4,780	317,488
PACCAR, Inc.	34,503	2,032,572
Papa John’s International, Inc.	1,310	74,133
Paramount Group, Inc.	9,252	154,508
PAREXEL International Corp.	1,053	64,338
Parkway Properties, Inc.	6,856	112,781
Patterson Cos., Inc.	12,054	522,541
PDC Energy, Inc.	531	33,341
Pebblebrook Hotel Trust	2,707	74,821
Pennsylvania Real Estate Investment Trust	5,659	129,817
Penske Automotive Group, Inc.	14,365	562,102
PepsiCo, Inc.	6,917	712,174
Performance Food Group Co.	9,279	240,141
PerkinElmer, Inc.	18,824	949,106
Perrigo Co. PLC	5,335	515,734
Pilgrim’s Pride Corp.	1,429	38,454
Pinnacle Foods, Inc.	25,601	1,090,347

BLACKROCK FUNDS	APRIL 30, 2016	11

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Long	Shares	Value
United States (continued)
Pioneer Natural Resources Co.	405	$67,271
Plantronics, Inc.	10,076	387,422
Pool Corp.	3,129	273,506
Portland General Electric Co.	13,444	533,996
Post Properties, Inc.	19,454	1,115,881
PRA Health Sciences, Inc.	5,845	277,345
Premier, Inc., Class A	10,468	353,923
Prestige Brands Holdings, Inc.	8,644	490,806
Primerica, Inc.	9,260	458,926
Principal Financial Group, Inc.	21,622	922,827
PrivateBancorp, Inc.	993	41,319
Proofpoint, Inc.	1,585	92,342
PTC, Inc.	1,033	37,663
Public Service Enterprise Group, Inc.	16,220	748,229
QTS Realty Trust, Inc., Class A	2,699	130,686
Qualys, Inc.	5,303	133,530
Quintiles Transnational Holdings, Inc.	4,823	333,125
Ralph Lauren Corp.	1,695	157,991
Regal-Beloit Corp.	9,925	639,369
Regeneron Pharmaceuticals, Inc.	81	30,514
Regions Financial Corp.	59,107	554,424
Reinsurance Group of America, Inc.	3,585	341,364
Reliance Steel & Aluminum Co.	1,061	78,482
Repligen Corp.	3,508	93,453
ResMed, Inc.	9,137	509,845
Reynolds American, Inc.	38,560	1,912,576
RLJ Lodging Trust	17,470	368,093
Rogers Corp.	1,465	84,032
Rollins, Inc.	32,687	878,300
Ross Stores, Inc.	2,213	125,654
Royal Gold, Inc.	3,041	190,427
Ryder System, Inc.	4,942	340,603
Ryman Hospitality Properties, Inc.	5,700	293,721
Sanmina Corp.	8,508	201,214
SBA Communications Corp., Class A	1,848	190,418
Schweitzer-Mauduit International, Inc.	9,430	324,298
Scotts Miracle-Gro Co., Class A	1,108	78,424
Scripps Networks Interactive, Inc., Class A	15,764	982,885
SEI Investments Co.	12,585	605,087
SemGroup Corp., Class A	5,752	176,356
Sempra Energy	3,798	392,523
Semtech Corp.	5,728	123,954
Seritage Growth Properties	449	23,963
Sherwin-Williams Co.	2,105	604,788
Shutterfly, Inc.	4,027	185,161
Signature Bank	2,808	387,027
Signet Jewelers Ltd.	1,924	208,869

Reference Entity — Long	Shares	Value
United States (continued)
Silicon Laboratories, Inc.	1,678	$78,530
Simon Property Group, Inc.	619	124,524
Sirius XM Holdings, Inc.	5,724	22,610
Six Flags Entertainment Corp.	4,575	274,729
Skechers U.S.A., Inc., Class A	2,845	94,027
Snap-on, Inc.	2,056	327,480
Snyders-Lance, Inc.	1,219	38,971
Sonic Automotive, Inc., Class A	6,506	122,053
Sonoco Products Co.	18,192	853,023
South State Corp.	10,513	735,700
Southwest Airlines Co.	7,543	336,493
Southwest Gas Corp.	1,799	116,773
Spectra Energy Corp.	26,436	826,654
Spirit Aerosystems Holdings, Inc., Class A	4,807	226,650
SPS Commerce, Inc.	1,243	63,306
SPX Corp.	18,920	304,612
SPX FLOW, Inc.	2,139	64,084
Square, Inc., Class A	2,095	31,195
SS&C Technologies Holdings, Inc.	4,619	282,452
Standex International Corp.	1,957	150,082
Starbucks Corp.	23,391	1,315,276
Steven Madden Ltd.	8,986	314,600
STORE Capital Corp.	7,581	194,604
Summit Hotel Properties, Inc.	5,667	64,604
Sunstone Hotel Investors, Inc.	1,587	20,329
SunTrust Banks, Inc.	47,584	1,986,156
Symantec Corp.	12,656	210,659
Synchrony Financial	14,720	449,990
T-Mobile U.S., Inc.	10,296	404,427
Tahoe Resources, Inc.	1,486	20,997
Taylor Morrison Home Corp., Class A	9,016	129,830
TCF Financial Corp.	114,612	1,563,308
TD Ameritrade Holding Corp.	14,229	424,451
Tech Data Corp.	587	40,321
TESARO, Inc.	1,961	81,264
Tessera Technologies, Inc.	2,739	78,664
Tetra Tech, Inc.	36,381	1,069,601
Tiffany & Co.	2,770	197,640
Time Warner, Inc.	7,581	569,636
TJX Cos., Inc.	2,569	194,782
TopBuild Corp.	1,763	55,041
TransUnion	12,903	386,445
Trex Co., Inc.	1,047	49,680
TRI Pointe Homes, Inc.	1,084	12,574
TriMas Corp.	1,168	21,141
Trinseo SA	2,412	103,209
TripAdvisor, Inc.	1,572	101,535
Triumph Group, Inc.	1,600	57,888
Ubiquiti Networks, Inc.	5,977	212,901
UGI Corp.	4,553	183,213
Ultimate Software Group, Inc.	2,196	431,712

12	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Long	Shares	Value
United States (continued)
Umpqua Holdings Corp.	14,605	$231,197
Under Armour, Inc., Class C	1,084	44,227
Universal Health Services, Inc., Class B	7,874	1,052,596
US Concrete, Inc.	530	32,733
Vail Resorts, Inc.	1,992	258,243
Valero Energy Corp.	2,797	164,659
Vantiv, Inc., Class A	10,984	599,067
VCA, Inc.	31,103	1,958,556
Vector Group Ltd.	31,103	671,825
VeriSign, Inc.	7,402	639,533
Vertex Pharmaceuticals, Inc.	2,036	171,716
Virtu Financial, Inc., Class A	3,615	75,373
Voya Financial, Inc.	8,864	287,814
Vulcan Materials Co.	3,059	329,240
VWR Corp.	25,798	687,259
WABCO Holdings, Inc.	3,774	423,292
Walt Disney Co.	16,033	1,655,568
Waste Management, Inc.	1,417	83,305
Web.com Group, Inc.	12,359	247,056
Webster Financial Corp.	31,632	1,158,996
Wells Fargo & Co.	14,102	704,818
Wesco Aircraft Holdings, Inc.	11,389	164,343
WESCO International, Inc.	4,035	237,218
Western Alliance Bancorp	1,044	38,190
WestRock Co.	4,937	206,613
Woodward, Inc.	796	43,151
WP GLIMCHER, Inc.	48,136	504,947
WPX Energy, Inc.	7,663	74,025
WR Grace & Co.	2,484	190,473
Xilinx, Inc.	26,634	1,147,393
Yelp, Inc.	1,571	32,991
Zebra Technologies Corp., Class A	7,434	465,071

		209,531,642
Total Reference Entity — Long		215,096,546

Reference Entity — Short
Bermuda
Everest Re Group Ltd.	(3,505)	(648,074)
Marvell Technology Group Ltd.	(33,191)	(331,246)
Validus Holdings Ltd.	(25,108)	(1,157,228)

		(2,136,548)
Canada
Lululemon Athletica, Inc.	(7,547)	(494,706)
China
Sohu.com, Inc.	(1,311)	(58,903)
Germany
Deutsche Bank AG	(1,118)	(21,197)

Reference Entity — Short	Shares	Value
Ireland
Accenture PLC, Class A Class A	(11,949)	$(1,349,281)
AerCap Holdings NV	(4,539)	(181,605)
Jazz Pharmaceuticals PLC	(2,664)	(401,465)
Prothena Corp. PLC	(3,932)	(169,823)

		(2,102,174)
Israel
CyberArk Software Ltd.	(3,167)	(129,340)
Mobileye NV	(1,094)	(41,736)
SolarEdge Technologies, Inc.	(820)	(21,968)
Taro Pharmaceutical Industries Ltd.	(1,028)	(143,653)

		(336,697)
Italy
Ferrari NV	(913)	(41,861)
Mexico
Southern Copper Corp.	(26,532)	(787,205)
Netherlands
ASML Holding NV	(2,498)	(241,307)
Chicago Bridge & Iron Co. NV	(1,160)	(46,690)
Cimpress NV	(2,431)	(213,612)
InterXion Holding NV	(567)	(19,210)
Koninklijke Philips NV	(23,729)	(652,785)
NXP Semiconductors NV	(809)	(68,991)

		(1,242,595)
Singapore
Broadcom Ltd.	(6,829)	(995,327)
Switzerland
Allied World Assurance Co. Holdings AG	(2,545)	(90,551)
Garmin Ltd.	(1,777)	(75,754)

		(166,305)
United Kingdom
CNH Industrial NV	(28,221)	(218,431)
Fiat Chrysler Automobiles NV	(13,787)	(111,537)
Pentair PLC	(11,879)	(689,932)
STERIS PLC	(973)	(68,762)

		(1,088,662)
United States
2U, Inc.	(2,234)	(62,619)
3D Systems Corp.	(5,741)	(101,558)
8x8, Inc.	(5,319)	(60,317)
A Schulman, Inc.	(3,905)	(108,910)
AAR Corp.	(9,550)	(229,582)
ABIOMED, Inc.	(3,308)	(321,339)
Acadia Healthcare Co., Inc.	(5,520)	(348,809)
ACADIA Pharmaceuticals, Inc.	(16,599)	(536,148)

BLACKROCK FUNDS	APRIL 30, 2016	13

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Short	Shares	Value
United States (continued)
Acceleron Pharma, Inc.	(2,589)	$(77,541)
ACI Worldwide, Inc.	(10,619)	(212,274)
Actuant Corp.	(8,707)	(232,564)
Acxiom Corp.	(7,621)	(167,433)
Adobe Systems, Inc.	(513)	(48,335)
Advance Auto Parts, Inc.	(2,119)	(330,776)
Advanced Micro Devices, Inc.	(23,691)	(84,103)
AECOM Technology Corp.	(4,315)	(140,194)
Agios Pharmaceuticals, Inc.	(3,067)	(150,130)
Alaska Air Group, Inc.	(2,215)	(156,002)
Alcoa, Inc.	(5,089)	(56,844)
Alexion Pharmaceuticals, Inc.	(1,556)	(216,720)
Alleghany Corp.	(686)	(357,598)
Allegheny Technologies, Inc.	(12,578)	(205,525)
Allstate Corp.	(3,272)	(212,844)
Ally Financial, Inc.	(14,664)	(261,166)
Alphabet, Inc., Class A Class A	(1,506)	(1,066,067)
Ameren Corp.	(55,453)	(2,661,744)
American Airlines Group, Inc.	(3,094)	(107,331)
American Electric Power Co., Inc.	(22,901)	(1,454,214)
Ameris Bancorp	(10,267)	(322,384)
Anacor Pharmaceuticals, Inc.	(2,079)	(130,436)
Analogic Corp.	(5,098)	(402,691)
Andersons, Inc.	(1,952)	(65,412)
Anixter International, Inc.	(4,877)	(303,837)
Apache Corp.	(1,250)	(68,000)
Applied Industrial Technologies, Inc.	(1,309)	(59,991)
AptarGroup, Inc.	(11,930)	(906,680)
Aqua America, Inc.	(27,760)	(878,882)
Arch Capital Group Ltd.	(8,127)	(572,872)
Archer-Daniels-Midland Co.	(1,010)	(40,339)
ARIAD Pharmaceuticals, Inc.	(10,845)	(77,867)
Arista Networks, Inc.	(704)	(46,901)
Arrow Electronics, Inc.	(315)	(19,562)
Arthur J Gallagher & Co.	(5,695)	(262,198)
Asbury Automotive Group, Inc.	(1,038)	(62,924)
Associated Banc-Corp	(58,394)	(1,065,107)
Assurant, Inc.	(2,172)	(183,686)
Astec Industries, Inc.	(5,358)	(259,327)
Athenahealth, Inc.	(455)	(60,652)
Atlantic Tele-Network, Inc.	(3,993)	(287,137)
Atmos Energy Corp.	(7,910)	(573,871)
Autodesk, Inc.	(1,132)	(67,716)
AutoZone, Inc.	(571)	(436,946)
Avalonbay Communities, Inc.	(395)	(69,832)
Avis Budget Group, Inc.	(2,771)	(69,552)
Avista Corp.	(8,441)	(338,231)
Avnet, Inc.	(23,394)	(961,961)
Avon Products, Inc.	(12,682)	(59,732)
Badger Meter, Inc.	(1,898)	(135,384)
Ball Corp.	(10,457)	(746,421)
BancorpSouth, Inc.	(33,768)	(793,210)

Reference Entity — Short	Shares	Value
United States (continued)
Bankrate, Inc.	(7,333)	$(67,024)
Barnes & Noble, Inc.	(4,162)	(48,904)
Becton Dickinson and Co.	(4,363)	(703,577)
Bed Bath & Beyond, Inc.	(13,183)	(622,501)
Benchmark Electronics, Inc.	(17,121)	(332,490)
Berry Plastics Group, Inc.	(16,914)	(609,242)
Big Lots, Inc.	(5,435)	(249,249)
Bluebird Bio, Inc.	(1,444)	(64,041)
Bob Evans Farms, Inc.	(1,534)	(69,858)
Boston Beer Co., Inc.	(197)	(30,748)
Boston Private Financial Holdings, Inc.	(54,137)	(661,554)
Boston Properties, Inc.	(1,378)	(177,569)
Bottomline Technologies de, Inc.	(24,867)	(610,734)
Brink’s Co.	(3,382)	(114,447)
Brixmor Property Group, Inc.	(2,001)	(50,525)
Brookdale Senior Living, Inc.	(10,936)	(201,879)
Brown & Brown, Inc.	(28,951)	(1,016,470)
Burlington Stores, Inc.	(1,098)	(62,553)
Cabela’s, Inc.	(8,913)	(464,813)
Cable One, Inc.	(1,046)	(480,072)
Calavo Growers, Inc.	(4,921)	(281,334)
California Water Service Group	(34,025)	(950,318)
Campbell Soup Co.	(28,476)	(1,757,254)
Cantel Medical Corp.	(8,515)	(570,420)
Capitol Federal Financial, Inc.	(4,213)	(55,991)
CarMax, Inc.	(26,059)	(1,379,824)
Catalent, Inc.	(1,296)	(38,271)
Caterpillar, Inc.	(17,336)	(1,347,354)
CBOE Holdings, Inc.	(935)	(57,933)
CBS Corp., Class B	(1,667)	(93,202)
Centene Corp.	(10,448)	(647,358)
Chemed Corp.	(3,388)	(439,695)
Cheniere Energy, Inc.	(2,199)	(85,497)
Chevron Corp.	(3,289)	(336,070)
Chipotle Mexican Grill, Inc.	(96)	(40,413)
Choice Hotels International, Inc.	(1,968)	(99,699)
Cincinnati Financial Corp.	(34,733)	(2,292,725)
Cintas Corp.	(4,724)	(424,121)
CIRCOR International, Inc.	(6,132)	(346,151)
Cirrus Logic, Inc.	(2,206)	(79,637)
CIT Group, Inc.	(17,262)	(596,747)
Citigroup, Inc.	(6,644)	(307,484)
CLARCOR, Inc.	(4,550)	(267,404)
Clean Harbors, Inc.	(7,786)	(384,628)
Clearwater Paper Corp.	(2,720)	(162,493)
Coach, Inc.	(2,067)	(83,238)
Coca-Cola Bottling Co. Consolidated	(182)	(29,005)
Coca-Cola Co.	(21,476)	(962,125)
Columbia Property Trust, Inc.	(28,730)	(640,679)
Commerce Bancshares, Inc.	(17,262)	(808,207)
Community Bank System, Inc.	(33,454)	(1,323,775)

14	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Short	Shares	Value
United States (continued)
Community Health Systems, Inc.	(6,074)	$(115,892)
Computer Sciences Corp.	(49,112)	(1,627,081)
ConAgra Foods, Inc.	(2,625)	(116,970)
Concho Resources, Inc.	(1,374)	(159,618)
ConocoPhillips	(17,079)	(816,205)
CONSOL Energy, Inc.	(11,155)	(167,883)
Consolidated Edison, Inc.	(19,721)	(1,471,187)
Cooper Cos., Inc.	(4,792)	(733,559)
Cooper-Standard Holding, Inc.	(1,112)	(85,746)
Copart, Inc.	(1,679)	(71,928)
Cornerstone OnDemand, Inc.	(12,104)	(415,772)
Corning, Inc.	(28,523)	(532,524)
Corporate Office Properties Trust	(3,536)	(90,805)
Cray, Inc.	(714)	(27,039)
Cubic Corp.	(9,203)	(382,569)
Cummins, Inc.	(4,481)	(524,411)
Dana Holding Corp.	(8,808)	(113,887)
Darden Restaurants, Inc.	(4,722)	(293,945)
DaVita HealthCare Partners, Inc.	(28,119)	(2,077,994)
DDR Corp.	(2,380)	(41,650)
Deckers Outdoor Corp.	(7,835)	(452,941)
Deere & Co.	(8,363)	(703,412)
Delta Air Lines, Inc.	(2,964)	(123,510)
Demandware, Inc.	(1,613)	(74,327)
Dick’s Sporting Goods, Inc.	(12,014)	(556,729)
Diplomat Pharmacy, Inc.	(4,163)	(126,097)
DISH Network Corp.	(6,823)	(336,306)
Domtar Corp.	(3,712)	(143,432)
Donaldson Co., Inc.	(24,134)	(788,699)
Dorman Products, Inc.	(565)	(30,391)
Douglas Emmett, Inc.	(6,963)	(225,949)
Dover Corp.	(9,047)	(594,388)
DST Systems, Inc.	(1,345)	(162,315)
DSW, Inc., Class A	(16,840)	(413,759)
Duke Energy Corp.	(11,754)	(925,980)
Eagle Materials, Inc.	(6,980)	(517,358)
EastGroup Properties, Inc.	(6,318)	(377,501)
Eaton Vance Corp.	(30,994)	(1,070,223)
EchoStar Corp.	(26,876)	(1,099,766)
Education Realty Trust, Inc.	(708)	(28,157)
El Paso Electric Co.	(15,593)	(703,244)
Emergent BioSolutions, Inc.	(1,992)	(76,732)
Emerson Electric Co.	(22,138)	(1,209,399)
Ensign Group, Inc.	(16,481)	(371,811)
EPAM Systems, Inc.	(2,088)	(152,278)
Equity LifeStyle Properties, Inc.	(16,429)	(1,125,222)
Erie Indemnity Co., Class A	(6,443)	(608,155)
Essendant, Inc.	(10,012)	(308,269)
Eversource Energy	(35,768)	(2,018,746)
ExamWorks Group, Inc.	(2,569)	(92,612)
Exponent, Inc.	(17,348)	(864,624)
Exxon Mobil Corp.	(8,478)	(749,455)
Fastenal Co.	(11,505)	(538,319)

Reference Entity — Short	Shares	Value
United States (continued)
Federal Realty Investment Trust	(2,150)	$(326,972)
Federated Investors, Inc., Class B	(13,667)	(431,877)
FedEx Corp.	(9,466)	(1,562,931)
Finisar Corp.	(3,602)	(59,289)
First American Financial Corp.	(4,162)	(149,915)
First Cash Financial Services, Inc.	(5,254)	(240,265)
First Citizens BancShares, Inc., Class A	(1,499)	(382,245)
Five Below, Inc.	(791)	(32,985)
FleetCor Technologies, Inc.	(3,671)	(567,830)
Flowserve Corp.	(18,664)	(910,990)
FMC Corp.	(1,642)	(71,033)
FNB Corp.	(35,302)	(466,692)
Franklin Resources, Inc.	(37,156)	(1,387,405)
Fresh Del Monte Produce, Inc.	(750)	(32,445)
FTI Consulting, Inc.	(7,211)	(290,603)
Fulton Financial Corp.	(16,866)	(235,955)
G&K Services, Inc., Class A Class A	(711)	(50,232)
G-III Apparel Group Ltd.	(1,330)	(60,183)
Gaming and Leisure Properties, Inc.	(1,790)	(58,694)
Gap, Inc.	(15,257)	(353,657)
General Mills, Inc.	(40,916)	(2,509,787)
Genesco, Inc.	(10,957)	(758,005)
Genesee & Wyoming, Inc., Class A	(8,252)	(537,288)
Genuine Parts Co.	(13,794)	(1,323,810)
Genworth Financial, Inc., Class A	(11,978)	(41,085)
Gilead Sciences, Inc.	(5,723)	(504,826)
Global Net Lease, Inc.	(4,843)	(41,020)
Goldman Sachs Group, Inc.	(14,898)	(2,444,911)
Graham Holdings Co., Class B	(260)	(123,900)
Gramercy Property Trust	(48,825)	(413,548)
Groupon, Inc.	(6,099)	(22,078)
GrubHub, Inc.	(4,704)	(123,339)
Guess?, Inc.	(9,804)	(179,903)
Guidewire Software, Inc.	(7,844)	(446,873)
Hain Celestial Group, Inc.	(7,130)	(298,462)
Hancock Holding Co.	(33,897)	(880,305)
Hanover Insurance Group, Inc.	(4,391)	(376,572)
Harley-Davidson, Inc.	(7,954)	(380,440)
Hawaiian Holdings, Inc.	(1,371)	(57,678)
HCP, Inc.	(8,147)	(275,613)
Healthcare Realty Trust, Inc.	(28,239)	(855,077)
Healthcare Services Group, Inc.	(22,743)	(860,823)
HealthEquity, Inc.	(7,841)	(197,201)
Hertz Global Holdings, Inc.	(18,933)	(175,320)
Hess Corp.	(7,387)	(440,413)
Hewlett Packard Enterprise Co.	(4,030)	(67,140)
HNI Corp.	(5,656)	(247,280)
HP, Inc.	(35,432)	(434,751)
Hubbell, Inc.	(1,400)	(148,064)
HubSpot, Inc.	(1,349)	(59,747)
Huntington Ingalls Industries, Inc.	(2,032)	(294,173)

BLACKROCK FUNDS	APRIL 30, 2016	15

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Short	Shares	Value
United States (continued)
Huntsman Corp.	(1,456)	$(22,917)
IHS, Inc., Class A	(571)	(70,336)
Impax Laboratories, Inc.	(635)	(21,177)
IMS Health Holdings, Inc.	(10,826)	(288,405)
Inogen, Inc.	(439)	(21,450)
Insulet Corp.	(3,795)	(126,374)
Interactive Brokers Group, Inc., Class A	(8,669)	(329,422)
Intercept Pharmaceuticals, Inc.	(274)	(41,303)
International Business Machines Corp.	(456)	(66,549)
International Paper Co.	(4,360)	(188,657)
Intra-Cellular Therapies, Inc.	(2,013)	(69,086)
Intrexon Corp.	(1,063)	(28,414)
Intuitive Surgical, Inc.	(428)	(268,082)
iRobot Corp.	(20,914)	(781,765)
Iron Mountain, Inc.	(1,807)	(66,010)
Ironwood Pharmaceuticals, Inc.	(9,340)	(97,603)
J&J Snack Foods Corp.	(740)	(74,836)
Jabil Circuit, Inc.	(11,651)	(202,261)
Jack Henry & Associates, Inc.	(2,914)	(236,121)
John Wiley & Sons, Inc., Class A	(4,924)	(244,181)
Joy Global, Inc.	(9,113)	(194,107)
Juniper Networks, Inc.	(7,471)	(174,821)
Kate Spade & Co.	(2,383)	(61,315)
KB Home	(47,208)	(640,613)
Keysight Technologies, Inc.	(11,551)	(301,250)
Kilroy Realty Corp.	(1,739)	(112,705)
Kimberly-Clark Corp.	(14,674)	(1,837,038)
Kimco Realty Corp.	(2,610)	(73,393)
Kindred Healthcare, Inc.	(3,024)	(44,634)
Kirby Corp.	(13,324)	(850,338)
Kite Pharma, Inc.	(769)	(35,589)
KLX, Inc.	(3,553)	(119,807)
Knight Transportation, Inc.	(18,899)	(502,146)
Krispy Kreme Doughnuts, Inc.	(7,504)	(130,645)
Kroger Co.	(37,799)	(1,337,707)
La Quinta Holdings, Inc.	(2,923)	(37,327)
La-Z-Boy, Inc.	(1,940)	(50,188)
Lancaster Colony Corp.	(5,360)	(624,440)
Las Vegas Sands Corp.	(5,291)	(238,889)
Leidos Holdings, Inc.	(1,739)	(86,272)
Lennar Corp.	(4,685)	(212,277)
Lennox International, Inc.	(5,228)	(705,519)
Liberty Property Trust	(13,065)	(455,969)
LifeLock, Inc.	(6,522)	(75,916)
Lindsay Corp.	(4,833)	(369,531)
LinkedIn Corp.	(486)	(60,901)
Lockheed Martin Corp.	(4,639)	(1,078,011)
Louisiana-Pacific Corp.	(5,466)	(92,922)
M&T Bank Corp.	(5,703)	(674,779)
M/A-COM Technology Solutions Holdings, Inc.	(1,844)	(75,401)

Reference Entity — Short	Shares	Value
United States (continued)
Mack-Cali Realty Corp.	(15,946)	$(407,580)
Magellan Midstream Partners LP	(3,088)	(222,552)
Mallinckrodt PLC	(2,376)	(148,548)
Marriott Vacations Worldwide Corp.	(3,749)	(234,837)
Martin Marietta Materials, Inc.	(2,617)	(442,875)
Masco Corp.	(1,731)	(53,159)
Mattel, Inc.	(808)	(25,121)
Matthews International Corp., Class A	(21,385)	(1,125,706)
McCormick & Co., Inc.	(20,199)	(1,894,262)
McDonald’s Corp.	(9,545)	(1,207,347)
MDC Partners, Inc.	(6,428)	(130,103)
Medical Properties Trust, Inc.	(45,154)	(601,000)
MEDNAX, Inc.	(9,274)	(661,143)
MGM Resorts International	(4,782)	(101,857)
Microchip Technology, Inc.	(4,504)	(218,849)
Micron Technology, Inc.	(18,423)	(198,047)
Microsoft Corp.	(4,488)	(223,817)
Minerals Technologies, Inc.	(1,684)	(100,872)
Molson Coors Brewing Co.	(3,331)	(318,544)
Monolithic Power Systems, Inc.	(838)	(52,308)
Monsanto Co.	(24,130)	(2,260,498)
Moody’s Corp.	(808)	(77,342)
Morgan Stanley	(8,442)	(228,441)
Morningstar, Inc.	(334)	(27,789)
Mosaic Co.	(2,563)	(71,738)
Motorola Solutions, Inc.	(5,384)	(404,823)
MSA Safety, Inc.	(2,217)	(106,616)
MSC Industrial Direct Co., Inc.	(5,281)	(409,278)
Mueller Industries, Inc.	(1,810)	(57,124)
Multi-Color Corp.	(2,026)	(121,216)
Murphy Oil Corp.	(3,794)	(135,598)
Nasdaq, Inc.	(4,773)	(294,542)
National Oilwell Varco, Inc.	(22,366)	(806,071)
National Retail Properties, Inc.	(17,245)	(754,641)
Navient Corp.	(6,904)	(94,378)
NCR Corp.	(9,577)	(278,595)
Nektar Therapeutics	(8,847)	(138,721)
Neogen Corp.	(2,916)	(137,752)
Netflix, Inc.	(3,624)	(326,269)
Netscout Systems, Inc.	(6,720)	(149,587)
NetSuite, Inc.	(1,780)	(144,251)
Neurocrine Biosciences, Inc.	(4,041)	(184,189)
New York REIT, Inc.	(78,698)	(773,601)
NewMarket Corp.	(90)	(36,545)
News Corp., Class A	(50,779)	(630,675)
News Corp., Class B	(16,514)	(214,021)
NIKE, Inc., Class B	(3,182)	(187,547)
NorthWestern Corp.	(4,286)	(243,616)
NOW, Inc.	(8,189)	(147,893)
Nucor Corp.	(9,327)	(464,298)
NuStar Energy LP	(2,242)	(113,087)
NVIDIA Corp.	(2,923)	(103,854)

16	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Short	Shares	Value
United States (continued)
Oceaneering International, Inc.	(1,141)	$(41,818)
Omnicom Group, Inc.	(18,174)	(1,507,897)
ON Semiconductor Corp.	(22,592)	(213,946)
OneMain Holdings, Inc.	(6,713)	(213,608)
ONEOK Partners LP	(3,159)	(112,018)
ONEOK, Inc.	(6,037)	(218,238)
Oracle Corp.	(23,287)	(928,220)
Orbital ATK, Inc.	(793)	(68,991)
Oshkosh Corp.	(1,074)	(52,465)
Owens & Minor, Inc.	(4,209)	(153,166)
Owens-Illinois, Inc.	(9,374)	(173,044)
Pacira Pharmaceuticals, Inc.	(2,720)	(147,179)
Packaging Corp. of America	(9,239)	(599,426)
PacWest Bancorp	(9,932)	(397,081)
Palo Alto Networks, Inc.	(3,161)	(476,900)
Pandora Media, Inc.	(6,043)	(60,007)
Patterson-UTI Energy, Inc.	(3,356)	(66,281)
Paychex, Inc.	(21,206)	(1,105,257)
Paycom Software, Inc.	(4,435)	(169,461)
PBF Energy, Inc., Class A	(1,148)	(36,943)
Penumbra, Inc.	(2,878)	(156,851)
People’s United Financial, Inc.	(200,494)	(3,107,657)
Pfizer, Inc.	(1,507)	(49,294)
PG&E Corp.	(32,127)	(1,869,791)
Philip Morris International, Inc.	(14,801)	(1,452,274)
Phillips 66	(2,357)	(193,533)
Piedmont Office Realty Trust, Inc.	(18,049)	(359,356)
Pinnacle Financial Partners, Inc.	(519)	(25,519)
Pinnacle West Capital Corp.	(14,663)	(1,065,267)
Pitney Bowes, Inc.	(9,754)	(204,541)
Polaris Industries, Inc.	(955)	(93,475)
PolyOne Corp.	(8,273)	(297,663)
Popeyes Louisiana Kitchen, Inc.	(1,857)	(99,832)
Post Holdings, Inc.	(3,801)	(273,064)
ProAssurance Corp.	(38,806)	(1,852,210)
Procter & Gamble Co.	(25,068)	(2,008,448)
Progress Software Corp.	(16,690)	(425,929)
Progressive Corp.	(8,669)	(282,609)
Prologis, Inc.	(27,876)	(1,265,849)
Public Storage	(5,204)	(1,273,991)
Puma Biotechnology, Inc.	(3,935)	(120,765)
PVH Corp.	(1,571)	(150,188)
QEP Resources, Inc.	(9,129)	(163,683)
Quaker Chemical Corp.	(5,858)	(521,713)
QUALCOMM, Inc.	(2,017)	(101,899)
Quorum Health Corp.	(759)	(10,250)
Rackspace Hosting, Inc.	(2,707)	(61,909)
Radian Group, Inc.	(29,429)	(376,397)
Radius Health, Inc.	(2,893)	(102,991)
Rambus, Inc.	(2,311)	(26,854)
Range Resources Corp.	(1,682)	(74,193)
Raymond James Financial, Inc.	(6,775)	(353,452)
Rayonier, Inc.	(10,491)	(258,918)

Reference Entity — Short	Shares	Value
United States (continued)
RBC Bearings, Inc.	(4,068)	$(298,184)
Realty Income Corp.	(28,610)	(1,693,712)
Red Hat, Inc.	(6,898)	(506,106)
Redwood Trust, Inc.	(5,709)	(73,989)
Renasant Corp.	(12,398)	(425,747)
Restoration Hardware Holdings, Inc.	(589)	(25,486)
RLI Corp.	(5,686)	(353,555)
Rockwell Automation, Inc.	(2,206)	(250,315)
Rockwell Collins, Inc.	(1,118)	(98,596)
S&P Global, Inc.	(8,036)	(858,647)
Santander Consumer USA Holdings, Inc.	(9,470)	(124,720)
SCANA Corp.	(48,834)	(3,354,407)
ScanSource, Inc.	(4,342)	(176,633)
Scholastic Corp.	(12,923)	(470,139)
Science Applications International Corp.	(4,051)	(215,068)
SEACOR Holdings, Inc.	(5,120)	(300,902)
Seagate Technology PLC	(3,165)	(68,902)
SeaWorld Entertainment, Inc.	(6,097)	(121,513)
Select Comfort Corp.	(11,590)	(286,041)
Select Medical Holdings Corp.	(3,819)	(51,098)
Selective Insurance Group, Inc.	(3,587)	(124,505)
Senior Housing Properties Trust	(17,465)	(307,035)
Service Corp. International	(12,587)	(335,695)
ServiceNow, Inc.	(4,188)	(299,358)
ServisFirst Bancshares, Inc.	(1,658)	(81,706)
Silgan Holdings, Inc.	(3,175)	(161,100)
SM Energy Co.	(1,116)	(34,775)
Smith & Wesson Holding Corp.	(1,104)	(24,100)
Sonic Corp.	(813)	(27,943)
Sotheby’s	(7,506)	(204,463)
South Jersey Industries, Inc.	(3,847)	(107,370)
Spark Therapeutics, Inc.	(100)	(3,589)
SPIRE, Inc.	(7,196)	(460,256)
Spirit Realty Capital, Inc.	(43,898)	(501,754)
Splunk, Inc.	(3,688)	(191,702)
Sprint Corp.	(16,732)	(57,391)
St Joe Co.	(6,604)	(111,277)
Staples, Inc.	(10,547)	(107,579)
Sterling Bancorp	(21,790)	(356,049)
Stifel Financial Corp.	(1,627)	(53,545)
Stratasys Ltd.	(1,412)	(34,552)
Stryker Corp.	(13,238)	(1,443,074)
Sunoco Logistics Partners LP	(5,316)	(155,653)
Super Micro Computer, Inc.	(2,008)	(54,035)
SUPERVALU, Inc.	(12,427)	(62,508)
Surgical Care Affiliates, Inc.	(1,205)	(58,262)
Swift Transportation Co.	(3,598)	(59,799)
Synchronoss Technologies, Inc.	(2,043)	(63,476)
SYNNEX Corp.	(1,285)	(106,102)
Synopsys, Inc.	(10,184)	(483,944)

BLACKROCK FUNDS	APRIL 30, 2016	17

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Short	Shares	Value
United States (continued)
Synovus Financial Corp.	(5,983)	$(186,430)
Syntel, Inc.	(3,561)	(151,449)
Sysco Corp.	(4,732)	(218,003)
T Rowe Price Group, Inc.	(2,283)	(171,887)
Tanger Factory Outlet Centers	(3,950)	(138,566)
Teledyne Technologies, Inc.	(11,918)	(1,107,778)
Teradyne, Inc.	(4,872)	(92,130)
Tesla Motors, Inc.	(811)	(195,256)
Textron, Inc.	(16,158)	(624,991)
TherapeuticsMD, Inc.	(3,759)	(31,012)
Time, Inc.	(21,262)	(312,551)
Toll Brothers, Inc.	(11,635)	(317,636)
Torchmark Corp.	(2,513)	(145,478)
Total System Services, Inc.	(8,022)	(410,245)
Travelers Cos., Inc.	(844)	(92,756)
TreeHouse Foods, Inc.	(1,438)	(127,119)
Tribune Media Co.	(8,369)	(322,625)
Trimble Navigation Ltd.	(2,673)	(64,018)
TrueBlue, Inc.	(2,026)	(37,866)
Tupperware Brands Corp.	(8,289)	(481,342)
Twenty-First Century Fox, Inc.	(10,516)	(318,214)
Two Harbors Investment Corp.	(55,171)	(431,989)
Tyler Technologies, Inc.	(2,379)	(348,309)
Tyson Foods, Inc., Class A Class A	(2,484)	(163,497)
UBS Group AG	(22,806)	(393,860)
Ultragenyx Pharmaceutical, Inc.	(1,292)	(87,365)
UMB Financial Corp.	(10,712)	(597,194)
UniFirst Corp.	(11,527)	(1,249,296)
United Bankshares, Inc.	(26,867)	(1,039,484)
United Community Banks, Inc.	(40,247)	(810,172)
United Continental Holdings, Inc.	(12,666)	(580,229)
United Natural Foods, Inc.	(6,709)	(239,310)
United Parcel Service, Inc., Class B	(14,970)	(1,572,898)
United Rentals, Inc.	(3,168)	(212,034)
United States Steel Corp.	(1,417)	(27,079)
United Technologies Corp.	(4,955)	(517,153)
UnitedHealth Group, Inc.	(2,247)	(295,885)
Universal Display Corp.	(5,259)	(306,652)
Universal Electronics, Inc.	(1,409)	(93,572)
Urban Outfitters, Inc.	(6,857)	(207,904)
US Ecology, Inc.	(869)	(39,131)
Valley National Bancorp	(23,579)	(223,057)
Valmont Industries, Inc.	(2,944)	(413,279)
Varian Medical Systems, Inc.	(23,879)	(1,938,497)
VASCO Data Security International, Inc.	(1,299)	(22,512)
Vectren Corp.	(2,435)	(118,950)
Veeco Instruments, Inc.	(2,727)	(50,204)
Ventas, Inc.	(8,984)	(558,086)
VEREIT, Inc.	(94,294)	(837,331)
VeriFone Systems, Inc.	(6,024)	(171,443)
Verint Systems, Inc.	(1,110)	(37,562)
Verizon Communications, Inc.	(37,560)	(1,913,306)

Reference Entity — Short	Shares	Value
United States (continued)
ViaSat, Inc.	(15,009)	$(1,151,190)
Virtus Investment Partners, Inc.	(328)	(25,656)
Visteon Corp.	(4,544)	(362,020)
Waddell & Reed Financial, Inc.	(2,390)	(48,613)
Wal-Mart Stores, Inc.	(3,921)	(262,197)
Walgreens Boots Alliance, Inc.	(12,090)	(958,495)
Washington Federal, Inc.	(10,455)	(253,952)
Washington Real Estate Investment Trust	(3,571)	(102,381)
Waters Corp.	(253)	(32,931)
Wayfair, Inc., Class A	(3,543)	(133,748)
WEC Energy Group, Inc.	(25,161)	(1,464,622)
WellCare Health Plans, Inc.	(1,614)	(145,244)
Welltower, Inc.	(3,131)	(217,354)
Wendy’s Co.	(48,918)	(531,249)
West Pharmaceutical Services, Inc.	(3,500)	(249,200)
Westar Energy, Inc.	(27,040)	(1,395,534)
Western Digital Corp.	(1,334)	(54,514)
Western Gas Equity Partners LP	(835)	(33,717)
Western Gas Partners LP	(1,294)	(63,225)
WEX, Inc.	(1,280)	(120,947)
WGL Holdings, Inc.	(6,525)	(442,982)
Williams-Sonoma, Inc.	(4,649)	(273,268)
Wintrust Financial Corp.	(1,232)	(64,089)
Wolverine World Wide, Inc.	(8,418)	(159,521)
Workday, Inc., Class A	(2,226)	(166,905)
World Fuel Services Corp.	(3,131)	(146,312)
Worthington Industries, Inc.	(9,766)	(368,667)
WP Carey, Inc.	(6,769)	(413,518)
WR Berkley Corp.	(28,604)	(1,601,824)
WW Grainger, Inc.	(697)	(163,460)
Wynn Resorts Ltd.	(3,517)	(310,551)
Xcel Energy, Inc.	(47,881)	(1,916,676)
Xenia Hotels & Resorts, Inc.	(13,729)	(211,152)
Yahoo!, Inc.	(32,574)	(1,192,208)
Zayo Group Holdings, Inc.	(4,934)	(128,087)
Zillow Group, Inc.	(1,996)	(47,984)
Zimmer Biomet Holdings, Inc.	(3,898)	(451,271)

		(205,405,177)
Total Reference Entity — Short		(214,877,357)
Net Value of Reference Entity — Bank of America N.A.		219,189

18	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Deutsche Bank AG as of April 30, 2016, expiration dates 6/24/16 – 5/2/17:

Reference Entity — Long	Shares	Value
Australia
Caltex Australia Ltd.	29,800	$731,386
Orora Ltd.	42,845	85,402
Qantas Airways Ltd.	673,341	1,641,761
Stockland	401,301	1,327,301

		3,785,850
Austria
Vienna Insurance Group AG	19,123	431,459
Canada
Air Canada	344,914	2,564,795
CAE, Inc.	43,131	510,133
Canfor Corp.	5,821	63,652
Celestica, Inc.	102,920	1,103,271
Dollarama, Inc.	7,068	509,581
Gibson Energy, Inc.	1,272	18,907
H&R Real Estate Investment Trust	54,662	954,962
Linamar Corp.	11,701	506,667
Metro, Inc.	231,546	7,748,957
Power Corp. of Canada	101,925	2,476,842

		16,457,767
France
AtoS SE	11,531	1,026,336
Faurecia	18,480	763,556
Peugeot SA	275,673	4,442,787

		6,232,679
Germany
Dialog Semiconductor PLC	31,765	1,107,850
Evonik Industries AG	29,577	938,426
KION Group AG	4,006	218,758
OSRAM Licht AG	8,299	433,365
Solarworld AG	10	92

		2,698,491
Hong Kong
Champion REIT	94,000	50,315
HKT Trust & HKT Ltd.	219,000	317,338
Hutchison Telecommunications Hong Kong Holdings Ltd.	450,000	157,418

		525,071
Ireland
DCC PLC	41,413	3,673,131
Kingspan Group PLC	9,706	255,619

		3,928,750

Reference Entity — Long	Shares	Value
Italy
Anima Holding SpA	88,439	$628,096
Autogrill SpA	234,300	1,988,428
Hera SpA	217,550	655,266
Parmalat SpA	3,082	8,597
Prysmian SpA	6,410	151,653
Recordati SpA	39,215	997,863

		4,429,903
Japan
Adastria Holdings Co. Ltd.	5,200	172,332
Astellas Pharma, Inc.	204,600	2,758,536
Calsonic Kansei Corp.	42,000	286,865
Canon Marketing Japan, Inc.	30,700	550,214
Daifuku Co. Ltd.	4,100	73,328
Fuji Heavy Industries Ltd.	103,500	3,398,421
Fujitsu General Ltd.	97,000	1,677,027
Glory Ltd.	10,200	334,063
Haseko Corp.	325,900	2,946,973
Hitachi Kokusai Electric, Inc.	13,800	144,652
Iida Group Holdings Co. Ltd.	54,300	1,014,112
Isuzu Motors Ltd.	88,100	942,694
Japan Aviation Electronics Industry Ltd.	82,000	1,094,607
Kaken Pharmaceutical Co. Ltd.	15,300	835,887
Konica Minolta, Inc.	32,200	277,936
Matsumotokiyoshi Holdings Co. Ltd.	1,000	48,947
Mitsubishi Gas Chemical Co., Inc.	107,000	586,768
Penta-Ocean Construction Co. Ltd.	35,200	158,517
Seino Holdings Co Ltd.	13,500	137,206
Skylark Co. Ltd.	111,900	1,422,488
Sumitomo Osaka Cement Co. Ltd.	47,000	202,632
Sundrug Co. Ltd.	4,600	326,857
Taiyo Yuden Co Ltd.	83,000	828,260
TDK Corp.	17,000	994,735
Tokyo Gas Co. Ltd.	39,000	172,133
Tokyu Fudosan Holdings Corp.	15,400	104,700
Tosoh Corp.	51,000	233,109
Ulvac, Inc.	3,600	110,382
Yamato Kogyo Co. Ltd.	21,200	497,660
Zeon Corp.	26,000	184,734

		22,516,775
Norway
Orkla ASA	225,918	1,972,247
Singapore
Singapore Airlines Ltd.	490,000	4,182,876
Venture Corp. Ltd.	190,300	1,183,401
Yangzijiang Shipbuilding Holdings Ltd.	2,538,800	1,861,265

		7,227,542

BLACKROCK FUNDS	APRIL 30, 2016	19

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Long	Shares	Value
Spain
Atresmedia Corp. de Medios de Comunicaion S.A.	5,528	$72,193
Bankinter SA	592	4,519
Mediaset Espana Comunicacion SA	619,979	8,072,655

		8,149,367
Sweden
Fabege AB	70,623	1,179,359
Intrum Justitia AB	87,374	3,140,780

		4,320,139
United Kingdom
Qinetiq Group PLC	915,288	2,997,643
Thomas Cook Group PLC	246,815	319,125

		3,316,768
Total Reference Entity — Long		85,992,808

Reference Entity — Short
Canada
BlackBerry Ltd.	(132,680)	(936,913)
Cott Corp.	(31,372)	(415,810)
Manitoba Telecom Services, Inc.	(83,178)	(2,177,067)
Veresen, Inc.	(21,150)	(153,058)

		(3,682,848)
Germany
Axel Springer SE	(3,432)	(191,907)
Bayerische Motoren Werke AG	(45,092)	(4,171,621)
Deutsche Annington Immobilien SE	(301,589)	(10,166,005)

		(14,529,533)
Hong Kong
ASM Pacific Technology Ltd.	(773,300)	(5,572,501)
Esprit Holdings Ltd.	(2,698,906)	(2,361,194)
Hang Lung Properties Ltd.	(13,000)	(25,885)
Melco International Development Ltd.	(266,000)	(303,989)

		(8,263,569)
Japan
Acom Co. Ltd.	(17,100)	(89,204)
Advantest Corp.	(58,700)	(557,281)
Coca-Cola East Japan Co. Ltd.	(17,600)	(322,448)
Cosmos Pharmaceutical Corp.	(400)	(68,479)
Dena Co. Ltd.	(17,300)	(291,150)
FANUC Corp.	(3,300)	(487,482)
Hamamatsu Photonics KK	(35,600)	(989,353)
Hitachi Construction Machinery Co. Ltd.	(6,500)	(103,199)
Keyence Corp.	(6,700)	(4,015,932)

Reference Entity — Short	Shares	Value
Japan (continued)
Makita Corp.	(55,300)	$(3,488,513)
Maruichi Steel Tube Ltd.	(71,100)	(2,067,891)
Mitsubishi Logistics Corp.	(101,000)	(1,380,777)
Next Co. Ltd.	(4,500)	(50,320)
Nidec Corp.	(26,600)	(1,949,090)
Nihon Kohden Corp.	(57,300)	(1,426,566)
Nippon Paper Industries Co. Ltd.	(13,300)	(255,568)
NTT Urban Development Corp.	(23,000)	(215,233)
Ono Pharmaceutical Co. Ltd.	(13,000)	(585,752)
SoftBank Group Corp.	(79,800)	(4,290,886)
Taisho Pharmaceutical Holdings Co. Ltd.	(25,600)	(2,102,677)
Tokyo Broadcasting System Holdings, Inc.	(24,800)	(341,104)
Toyo Seikan Group Holdings Ltd.	(153,600)	(3,028,186)
Tsumura & Co.	(600)	(15,440)

		(28,122,531)
Macau
Wynn Macau Ltd.	(81,600)	(116,024)
Netherlands
SBM Offshore NV	(201,503)	(2,699,015)
Total Reference Entity — Short		(57,413,520)
Net Value of Reference Entity — Deutsche Bank AG		28,579,288

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2016, expiration dates 5/31/16 – 11/2/17:

Reference Entity — Long
Australia
CSR Ltd.	30,910	79,808
Downer EDI Ltd.	33,962	95,349
DuluxGroup Ltd.	95,119	460,678
Fortescue Metals Group Ltd.	39,173	100,674
GPT Group	10,525	40,084
JB Hi-Fi Ltd.	26,351	438,382
Medibank Pvt Ltd.	30,276	72,053
Northern Star Resources Ltd.	10,225	30,412
Orora Ltd.	104,220	207,739
OZ Minerals Ltd.	99,160	440,233
Platinum Asset Management Ltd.	1,533	7,029

		1,972,441
Austria
Erste Group Bank AG	32,019	921,706
OMV AG	4,410	132,697
Vienna Insurance Group AG	17,245	389,086
Voestalpine AG	3,732	134,669

20	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Long	Shares	Value
Austria (continued)
Wienerberger AG	4,580	$90,463

		1,668,621
Belgium
bpost SA	32,373	914,201
Euronav NV	6,533	71,955
NV Bekaert SA	909	40,032
Telenet Group Holding NV	13,630	678,521

		1,704,709
Bermuda
Assured Guaranty Ltd.	80,456	2,081,397
Ship Finance International Ltd.	8,248	125,122

		2,206,519
Canada
Canadian Solar, Inc.	4,760	85,252
Canfor Corp.	7,165	78,348
Capital Power Corp.	3,164	44,811
Celestica, Inc.	22,509	241,289
Dollarama, Inc.	4,403	317,443
Home Capital Group, Inc.	2,779	83,257
Quebecor, Inc., Class B	3,972	106,241

		956,641
Denmark
A.P. Moeller — Maersk A/S, Class B	44	61,930
GN Store Nord A/S	64,112	1,261,607
ISS A/S	45,999	1,747,254
NKT Holding A/S	9,176	523,164
Pandora A/S	49,562	6,443,680
Vestas Wind Systems A/S	16,721	1,196,924

		11,234,559
Finland
Cargotec OYJ	28,194	1,067,120
France
Air France-KLM	56,404	505,331
AtoS SE	9,293	827,139
Christian Dior SA	6,497	1,141,655
Lagardere SCA	19,932	528,952
Nexans SA	1,258	58,524
Nexity SA	9,892	530,221
Peugeot SA	192,191	3,097,379
Technicolor SA	16,307	111,854

		6,801,055
Germany
Freenet AG	24,298	743,795
KION Group AG	14,302	780,996
OSRAM Licht AG	6,583	343,757

Reference Entity — Long	Shares	Value
Germany (continued)
ProSiebenSat.1 Media AG	12,714	$649,495

		2,518,043
Hong Kong
CLP Holdings Ltd.	325,000	3,004,631
HKT Trust & HKT Ltd.	349,000	505,713
New World Development Co. Ltd.	93,000	92,489
Sun Hung Kai Properties Ltd.	14,000	176,444
WH Group Ltd.	65,500	52,906

		3,832,183
Ireland
Bank of Ireland	467,974	142,113
DCC PLC	1,142	101,290
Glanbia PLC	48,741	918,647
ICON PLC	16,508	1,115,611
Kingspan Group PLC	40,411	1,064,270
Seagate Technology PLC	43,277	942,140

		4,284,071
Israel
Caesarstone Sdot-Yam Ltd.	2,192	81,170
Check Point Software Technologies Ltd.	1,056	87,511
Migdal Insurance & Financial Holding Ltd.	60,740	44,700
Taro Pharmaceutical Industries Ltd.	879	122,831

		336,212
Italy
Assicurazioni Generali SpA	4,823	73,742
Autogrill SpA	47,824	405,866
Ferrari NV	2,741	125,675
Hera SpA	311,102	937,047
Moncler SpA	3,719	60,448
Parmalat SpA	307,742	858,398
Prysmian SpA	10,569	250,050
Recordati SpA	24,221	616,326

		3,327,552
Japan
Advance Residence Investment Corp.	104	280,112
Calsonic Kansei Corp.	95,000	648,861
COLOPL, Inc.	11,200	221,243
Daikyo, Inc.	364,000	582,903
Daito Trust Construction Co. Ltd.	10,400	1,470,895
East Japan Railway Co.	4,600	404,690
Gree, Inc.	8,900	49,879
GungHo Online Entertainment, Inc.	25,600	67,005
J. Front Retailing Co. Ltd.	8,300	99,716

BLACKROCK FUNDS	APRIL 30, 2016	21

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Long	Shares	Value
Japan (continued)
Japan Aviation Electronics Industry Ltd.	14,000	$186,884
Japan Petroleum Exploration Co.	13,200	307,289
Japan Steel Works Ltd.	15,000	58,112
Joyo Bank Ltd.	92,000	320,630
K’s Holdings Corp.	2,500	84,022
Kaken Pharmaceutical Co. Ltd.	1,500	81,950
Kinden Corp.	4,000	46,981
Lintec Corp.	3,700	70,929
Maeda Road Construction Co. Ltd.	13,000	236,838
Matsumotokiyoshi Holdings Co. Ltd.	5,900	288,786
Mitsubishi Motors Corp.	17,700	71,231
Mitsubishi Tanabe Pharma Corp.	8,100	144,216
Nagase & Co. Ltd.	62,200	689,710
Nexon Co. Ltd.	7,300	109,612
NH Foods Ltd.	22,000	490,367
Nichirei Corp.	10,000	87,042
Nikon Corp.	4,700	68,514
Nippon Shokubai Co. Ltd.	2,400	124,310
Nomura Real Estate Holdings, Inc.	53,500	977,727
NS Solutions Corp.	8,500	147,771
NSK Ltd.	7,500	65,459
Penta-Ocean Construction Co. Ltd.	39,600	178,331
Pola Orbis Holdings, Inc.	2,000	159,056
Seiko Holdings Corp.	187,000	700,414
Seino Holdings Co Ltd.	33,700	342,507
Sugi Holdings Co. Ltd.	3,200	154,715
Sumitomo Forestry Co. Ltd.	4,400	50,799
Sumitomo Mitsui Trust Holdings, Inc.	69,000	212,098
Sumitomo Osaka Cement Co. Ltd.	153,000	659,632
Sumitomo Real Estate Sales Co. Ltd.	5,700	114,302
Tadano Ltd.	95,000	906,537
Taiyo Yuden Co Ltd.	51,100	509,929
Tokai Rika Co. Ltd.	29,300	542,509
Tokyu Fudosan Holdings Corp.	120,700	820,606
TonenGeneral Sekiyu KK	50,000	473,585
Toppan Forms Co. Ltd.	40,800	448,749
Tosoh Corp.	22,000	100,557
United Arrows Ltd.	2,200	88,401
Zeon Corp.	95,000	674,991

		15,621,402
Netherlands
Eurocommercial Properties NV CVA	17,465	815,661
New Zealand
Mighty River Power Ltd.	99,103	209,117
Spark New Zealand Ltd.	162,653	420,582

		629,699

Reference Entity — Long	Shares	Value
Norway
Storebrand ASA	180,906	$766,180
Portugal
Galp Energia SGPS SA	41,087	564,512
NOS SGPS SA	104,144	746,703

		1,311,215
Singapore
Jardine Cycle & Carriage Ltd.	34,700	992,068
Venture Corp. Ltd.	7,100	44,152
Yangzijiang Shipbuilding Holdings Ltd.	62,300	45,674

		1,081,894
Spain
Amadeus IT Holding SA, Class A	14,206	647,799
Atresmedia Corp. de Medios de Comunicaion S.A.	10,121	132,176
Bankinter SA	190,158	1,451,437
Ebro Foods SA	22,043	500,158
Endesa SA	9,875	207,769
Mediaset Espana Comunicacion SA	25,193	328,034
Melia Hotels International SA	8,723	110,067
Viscofan SA	751	42,190

		3,419,630
Sweden
Axfood AB	19,121	354,528
Intrum Justitia AB	2,967	106,653

		461,181
Switzerland
Adecco SA, Registered Shares	5,795	374,087
Banque Cantonale Vaudoise, Registered Shares	202	139,474
Cembra Money Bank AG	1,250	85,766
Galenica AG	193	282,550
GAM Holding AG	44,805	585,376
Logitech International SA, Registered Shares	45,311	696,182
Lonza Group AG	56,628	9,444,884
Straumann Holding AG	2,237	776,654
Temenos Group AG	751	38,973

		12,423,946
United Kingdom
Atlassian Corp. PLC, Class A	32,346	749,457
Ensco PLC, Class A	18,435	220,483
Inchcape PLC	173,438	1,720,333
Jupiter Fund Management PLC	62,088	382,764
LivaNova PLC	788	41,551

22	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Long	Shares	Value
United Kingdom (continued)
Moneysupermarket.com Group PLC	173,450	$796,763
Noble Corp. PLC	64,355	722,707
Qinetiq Group PLC	22,169	72,605
Thomas Cook Group PLC	1,209,904	1,564,371
WH Smith PLC	29,391	720,021

		6,991,055
United States
Aaron’s, Inc.	47,025	1,232,525
Air Products & Chemicals, Inc.	3,992	582,393
Altria Group, Inc.	22,799	1,429,725
AMC Networks, Inc., Class A	21,199	1,382,811
Amdocs Ltd.	52,985	2,995,772
American Water Works Co., Inc.	48,028	3,494,517
Ameriprise Financial, Inc.	71,066	6,815,229
AmerisourceBergen Corp.	220,948	18,802,675
Anthem, Inc.	9,253	1,302,545
ArcBest Corp.	21	401
Archer-Daniels-Midland Co.	22,527	899,728
ARRIS International PLC	34,262	780,146
Aspen Technology, Inc.	56,590	2,152,118
Automatic Data Processing, Inc.	45,936	4,062,580
B/E Aerospace, Inc.	122,353	5,950,026
Bemis Co., Inc.	7,924	397,626
Best Buy Co., Inc.	104,449	3,350,724
Big Lots, Inc.	75,975	3,484,213
Black Hills Corp.	2,759	167,168
Bloomin’ Brands, Inc.	50,225	939,207
Blue Buffalo Pet Products, Inc.	88,650	2,194,974
Booz Allen Hamilton Holding Corp.	31,411	866,001
Brinker International, Inc.	91,564	4,241,244
Brocade Communications Systems, Inc.	146,346	1,406,385
C.R. Bard, Inc.	11,692	2,480,692
Cal-Maine Foods, Inc.	51,488	2,613,531
Camden Property Trust	63,762	5,147,506
Cardinal Health, Inc.	42,467	3,331,961
Carlisle Cos., Inc.	62,775	6,396,772
Carter’s, Inc.	14,891	1,588,423
CenterPoint Energy, Inc.	549,758	11,792,309
Cheesecake Factory, Inc.	12,320	628,443
Cintas Corp.	156,028	14,008,194
Citizens Financial Group, Inc.	65,283	1,491,717
Clorox Co.	44,064	5,518,135
CME Group, Inc.	170,786	15,696,941
Coca-Cola Enterprises, Inc.	23,309	1,223,256
Crimson Wine Group Ltd.	1	8
CSRA, Inc.	106,221	2,757,497
Dillard’s, Inc., Class A	2,237	157,597
Domino’s Pizza, Inc.	6,754	816,424
Dr Pepper Snapple Group, Inc.	116,739	10,612,742
DST Systems, Inc.	644	77,718

Reference Entity — Long	Shares	Value
United States (continued)
Ecolab, Inc.	14,133	$1,625,012
Edison International	55,531	3,926,597
Energizer Holdings, Inc.	5,958	259,113
Equifax, Inc.	5,000	601,250
Estee Lauder Cos., Inc., Class A	9,272	888,907
Expeditors International of Washington, Inc.	8,703	431,756
F5 Networks, Inc.	30,929	3,239,813
Flextronics International Ltd.	319,968	3,887,611
FLIR Systems, Inc.	220,405	6,658,435
Fluor Corp.	2,261	123,586
FMC Technologies, Inc.	43,725	1,333,175
Foot Locker, Inc.	1,708	104,940
Fortinet, Inc.	3,925	127,602
GameStop Corp., Class A	50,798	1,666,174
GATX Corp.	3,937	180,866
General Dynamics Corp.	165,269	23,223,600
General Mills, Inc.	57,043	3,499,018
Global Payments, Inc.	14,928	1,077,503
GNC Holdings, Inc., Class A	106,686	2,598,871
Groupon, Inc.	22,181	80,295
Harman International Industries, Inc.	1,405	107,848
Hasbro, Inc.	22,627	1,915,149
Helmerich & Payne, Inc.	9,471	626,223
Hershey Co.	15,133	1,409,034
HollyFrontier Corp.	8,191	291,600
Host Hotels & Resorts, Inc.	329,850	5,218,227
IDACORP, Inc.	1,258	91,494
IDEXX Laboratories, Inc.	1,845	155,626
IntercontinentalExchange, Inc.	4,271	1,025,168
Interpublic Group of Cos., Inc.	79,344	1,820,151
Intuit, Inc.	29,536	2,979,887
Invesco Ltd.	8,382	259,926
JC Penney Co., Inc.	26,385	244,853
Jones Lang LaSalle, Inc.	24,020	2,766,383
KeyCorp	43,302	532,182
Kohl’s Corp.	3,972	175,960
L Brands, Inc.	9,470	741,406
Landstar System, Inc.	56,813	3,724,092
LaSalle Hotel Properties	10,624	253,914
LifePoint Hospitals, Inc.	31,061	2,098,481
Lincoln National Corp.	68,938	2,995,356
LyondellBasell Industries NV, Class A	21,550	1,781,538
Manhattan Associates, Inc.	5,898	357,065
ManpowerGroup, Inc.	117,993	9,089,001
Marriott International, Inc., Class A	113,871	7,981,218
Masco Corp.	205,880	6,322,575
Match Group, Inc.	16,061	183,095
Maxim Integrated Products, Inc.	21,184	756,692
McCormick & Co., Inc.	10,166	953,367
McKesson Corp.	16,268	2,730,096

BLACKROCK FUNDS	APRIL 30, 2016	23

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Long	Shares	Value
United States (continued)
Michael Kors Holdings Ltd.	26,207	$1,353,854
Michaels Cos., Inc.	6,904	196,281
Molina Healthcare, Inc.	16,423	850,054
NetApp, Inc.	27,830	657,901
Newfield Exploration Co.	77,111	2,795,274
Newmont Mining Corp.	58,907	2,059,978
Nordstrom, Inc.	65,207	3,334,034
NorthWestern Corp.	10,231	581,530
OGE Energy Corp.	136,675	4,044,213
Owens Corning	24,640	1,135,165
PACCAR, Inc.	323,709	19,069,697
Papa John’s International, Inc.	48,241	2,729,958
Patterson-UTI Energy, Inc.	32,525	642,369
PDC Energy, Inc.	4,625	290,404
Pilgrim’s Pride Corp.	175,540	4,723,781
Post Properties, Inc.	50,760	2,911,594
Prestige Brands Holdings, Inc.	38,361	2,178,138
Principal Financial Group, Inc.	5,006	213,656
Quanta Services, Inc.	29,264	694,142
Realogy Holdings Corp.	103,617	3,703,272
Regal-Beloit Corp.	40,939	2,637,290
Reinsurance Group of America, Inc.	12,105	1,152,638
ResMed, Inc.	6,196	345,737
RLJ Lodging Trust	144,465	3,043,878
Robert Half International, Inc.	74,718	2,862,447
Ross Stores, Inc.	66,163	3,756,735
Royal Gold, Inc.	9,496	594,640
Ryder System, Inc.	10,308	710,427
Ryman Hospitality Properties, Inc.	27,414	1,412,643
Scripps Networks Interactive, Inc., Class A	62,987	3,927,239
Sherwin-Williams Co.	28,395	8,158,167
Simon Property Group, Inc.	45,022	9,057,076
Sirius XM Holdings, Inc.	29,878	118,018
Snap-on, Inc.	14,945	2,380,440
Sonoco Products Co.	21,454	1,005,978
Southwest Gas Corp.	6,844	444,244
Starz, Class A	9,437	256,781
Synchrony Financial	69,763	2,132,655
SYNNEX Corp.	10,168	839,572
Take-Two Interactive Software, Inc.	87,666	2,996,424
Tanger Factory Outlet Centers, Inc.	28,790	1,009,953
Target Corp.	40,085	3,186,757
Telephone & Data Systems, Inc.	55,249	1,633,713
Tenet Healthcare Corp.	29,702	941,256
Tenneco, Inc.	8,053	429,225
Texas Instruments, Inc.	112,019	6,389,564
Tiffany & Co.	3,473	247,799
Umpqua Holdings Corp.	75,846	1,200,642
Vail Resorts, Inc.	4,113	533,209
Valero Energy Corp.	10,111	595,235
VCA, Inc.	107,685	6,780,924

Reference Entity — Long	Shares	Value
United States (continued)
Vector Group Ltd.	51,306	$1,108,210
VeriSign, Inc.	125,099	10,808,554
Visteon Corp.	38,410	3,060,125
Weingarten Realty Investors	120,939	4,465,068
WellCare Health Plans, Inc.	639	57,504
World Fuel Services Corp.	47,253	2,208,133
Wyndham Worldwide Corp.	3,538	251,021
Xilinx, Inc.	201,634	8,686,393

		425,983,939
Total Reference Entity — Long		511,415,528

Reference Entity — Short
Argentina
MercadoLibre, Inc.	(967)	(120,769)
Ireland
Endo International PLC	(22,377)	(604,179)
Medtronic PLC	(57,569)	(4,556,586)

		(5,160,765)
Panama
Copa Holdings SA, Class A	(23,929)	(1,525,474)
Singapore
Broadcom Ltd.	(11,230)	(1,636,772)
United Kingdom
Pentair PLC	(37,693)	(2,189,210)
Willis Towers Watson PLC	(30,728)	(3,837,927)

		(6,027,137)
United States
ABIOMED, Inc.	(5,032)	(488,808)
Acadia Healthcare Co., Inc.	(7,524)	(475,442)
Activision Blizzard, Inc.	(5,098)	(175,728)
Advance Auto Parts, Inc.	(40,876)	(6,380,744)
AECOM Technology Corp.	(12,035)	(391,017)
AGCO Corp.	(77,869)	(4,163,655)
Alcoa, Inc.	(111,473)	(1,245,153)
Ameren Corp.	(210,803)	(10,118,544)
American Airlines Group, Inc.	(63,545)	(2,204,376)
AT&T, Inc.	(495,930)	(19,252,003)
Autodesk, Inc.	(19,048)	(1,139,451)
Ball Corp.	(28,537)	(2,036,971)
Becton Dickinson and Co.	(43,829)	(7,067,865)
Berkshire Hathaway, Inc., Class B Class B	(82,550)	(12,009,374)
Berry Plastics Group, Inc.	(28,621)	(1,030,928)
CarMax, Inc.	(103,572)	(5,484,137)
Caterpillar, Inc.	(4,229)	(328,678)
CDK Global, Inc.	(8,165)	(388,409)
Centene Corp.	(18,789)	(1,164,166)
Cheniere Energy, Inc.	(72,508)	(2,819,111)

24	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Short	Shares	Value
United States (continued)
Chevron Corp.	(53,734)	$(5,490,540)
Chipotle Mexican Grill, Inc.	(7,165)	(3,016,250)
Clean Harbors, Inc.	(35,076)	(1,732,754)
Coach, Inc.	(158,255)	(6,372,929)
Cognex Corp.	(43,234)	(1,536,104)
CONSOL Energy, Inc.	(65,436)	(984,812)
Cooper Cos., Inc.	(13,349)	(2,043,465)
Corning, Inc.	(56,215)	(1,049,534)
Covanta Holding Corp.	(213,152)	(3,465,852)
Cummins, Inc.	(2,356)	(275,723)
Cypress Semiconductor Corp.	(71,806)	(648,408)
CyrusOne, Inc.	(90,227)	(3,981,718)
DaVita HealthCare Partners, Inc.	(28,643)	(2,116,718)
Deere & Co.	(19,801)	(1,665,462)
Diamondback Energy, Inc.	(9,804)	(848,830)
Diebold, Inc.	(16,024)	(420,950)
DISH Network Corp.	(42,293)	(2,084,622)
Dollar Tree, Inc.	(157,978)	(12,592,426)
Donaldson Co., Inc.	(92,943)	(3,037,377)
Eagle Materials, Inc.	(25,024)	(1,854,779)
Education Realty Trust, Inc.	(61,875)	(2,460,769)
Emerson Electric Co.	(105,896)	(5,785,098)
EPAM Systems, Inc.	(45,693)	(3,332,391)
Exxon Mobil Corp.	(5,311)	(469,492)
Fidelity National Information Services, Inc.	(9,100)	(598,780)
First Solar, Inc.	(1,842)	(102,857)
FleetCor Technologies, Inc.	(114,335)	(17,685,338)
Flowserve Corp.	(35,890)	(1,751,791)
FMC Corp.	(131,298)	(5,679,951)
Gaming and Leisure Properties, Inc.	(302,989)	(9,935,009)
Gap, Inc.	(194,575)	(4,510,249)
General Electric Co.	(287,180)	(8,830,785)
Genesee & Wyoming, Inc., Class A	(37,066)	(2,413,367)
Gramercy Property Trust	(15,401)	(130,446)
GrubHub, Inc.	(13,083)	(343,036)
Hain Celestial Group, Inc.	(5,039)	(210,933)
HCP, Inc.	(79,361)	(2,684,783)
Healthcare Realty Trust, Inc.	(27,162)	(822,465)
Hilton Worldwide Holdings, Inc.	(347,263)	(7,657,149)
Howard Hughes Corp.	(5,427)	(570,758)
Interactive Brokers Group, Inc., Class A Class A	(35,200)	(1,337,600)
Iron Mountain, Inc.	(36,715)	(1,341,199)
Kinder Morgan, Inc.	(47,522)	(843,991)
Kirby Corp.	(6,038)	(385,345)
Knight Transportation, Inc.	(93,944)	(2,496,092)
Kraft Heinz Co.	(88,760)	(6,929,493)
LendingClub Corp.	(15,533)	(122,711)
Lennar Corp.	(28,899)	(1,309,414)
Leucadia National Corp.	(4,254)	(70,957)
Liberty Broadband Corp.	(17,230)	(986,418)

Reference Entity — Short	Shares	Value
United States (continued)
LinkedIn Corp.	(10,825)	$(1,356,481)
Louisiana-Pacific Corp.	(310,465)	(5,277,905)
M&T Bank Corp.	(119,761)	(14,170,122)
Martin Marietta Materials, Inc.	(14,026)	(2,373,620)
McDonald’s Corp.	(3,975)	(502,798)
Medicines Co.	(118,597)	(4,220,867)
MEDNAX, Inc.	(936)	(66,727)
MGM Resorts International	(126,022)	(2,684,269)
Microchip Technology, Inc.	(14,398)	(699,599)
Micron Technology, Inc.	(23,732)	(255,119)
Middleby Corp.	(12,015)	(1,317,325)
Monolithic Power Systems, Inc.	(3,589)	(224,025)
Monsanto Co.	(12,698)	(1,189,549)
Monster Beverage Corp.	(27,492)	(3,964,896)
National Fuel Gas Co.	(33,520)	(1,860,360)
National Oilwell Varco, Inc.	(4,297)	(154,864)
Netflix, Inc.	(73,724)	(6,637,372)
Netscout Systems, Inc.	(1,858)	(41,359)
NetSuite, Inc.	(60,193)	(4,878,041)
Olin Corp.	(14,095)	(307,130)
Omega Healthcare Investors, Inc.	(75,521)	(2,550,344)
OneMain Holdings, Inc.	(10,242)	(325,900)
ONEOK, Inc.	(15,649)	(565,711)
Oracle Corp.	(226,633)	(9,033,591)
Orbital ATK, Inc.	(1,871)	(162,777)
Pacira Pharmaceuticals, Inc.	(1,503)	(81,327)
Pandora Media, Inc.	(97,539)	(968,562)
PG&E Corp.	(149,375)	(8,693,625)
Post Holdings, Inc.	(20,045)	(1,440,033)
PriceSmart, Inc.	(14,453)	(1,250,763)
Procter & Gamble Co.	(251,347)	(20,137,922)
Qorvo, Inc.	(14,364)	(646,811)
Rayonier, Inc.	(320,304)	(7,905,103)
Reynolds American, Inc.	(98,675)	(4,894,280)
Royal Caribbean Cruises Ltd.	(8,332)	(644,897)
RSP Permian, Inc.	(42,031)	(1,286,569)
Senior Housing Properties Trust	(115,888)	(2,037,311)
Southern Co.	(29,294)	(1,467,629)
Spirit Realty Capital, Inc.	(23,368)	(267,096)
Splunk, Inc.	(4,204)	(218,524)
SS&C Technologies Holdings, Inc.	(73,785)	(4,511,953)
Stericycle, Inc.	(23,860)	(2,280,062)
Sun Communities, Inc.	(73,892)	(5,015,050)
Targa Resources Corp.	(17,061)	(690,288)
TransDigm Group, Inc.	(31,690)	(7,221,200)
TreeHouse Foods, Inc.	(28,137)	(2,487,311)
Tribune Media Co.	(4,744)	(182,881)
Trimble Navigation Ltd.	(20,711)	(496,028)
Twenty-First Century Fox, Inc.	(313,300)	(9,452,887)
Two Harbors Investment Corp.	(164,385)	(1,287,135)
Tyco International PLC	(77,936)	(3,002,095)
Tyler Technologies, Inc.	(37,732)	(5,524,342)

BLACKROCK FUNDS	APRIL 30, 2016	25

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Short	Shares	Value
United States (continued)
Under Armour, Inc., Class A	(230,895)	$(10,145,526)
Under Armour, Inc., Class C	(107,121)	(4,370,537)
United Parcel Service, Inc., Class B	(3,592)	(377,411)
United Technologies Corp.	(53,434)	(5,576,907)
Veeva Systems, Inc., Class A	(84,141)	(2,314,719)
VEREIT, Inc.	(696,319)	(6,183,313)
Verisk Analytics, Inc., Class A	(88,443)	(6,861,408)
ViaSat, Inc.	(29,016)	(2,225,527)
Vista Outdoor, Inc.	(10,898)	(522,886)
Walgreens Boots Alliance, Inc.	(26,401)	(2,093,071)
WEC Energy Group, Inc.	(163,857)	(9,538,116)
Welltower, Inc.	(121,662)	(8,445,776)
Wendy’s Co.	(101,357)	(1,100,737)
Westar Energy, Inc.	(23,773)	(1,226,925)
Wolverine World Wide, Inc.	(108,025)	(2,047,074)
Workday, Inc., Class A	(24,595)	(1,844,133)
WP Carey, Inc.	(77,573)	(4,738,935)
Wynn Resorts Ltd.	(30,108)	(2,658,536)
Zillow Group, Inc.	(45,937)	(1,104,325)

		(457,670,777)
Total Reference Entity — Short		(472,141,694)
Net Value of Reference Entity — Goldman Sachs & Co.		39,273,834

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2016, expiration dates 5/4/17 – 11/2/17:

Reference Entity — Long
Australia
InterOil Corp.	828	27,713
Belgium
Euronav SA	8,205	89,188
Bermuda
Argo Group International Holdings Ltd.	10,901	599,228
Assured Guaranty Ltd.	17,566	454,432
Golar LNG Ltd.	2,877	47,701
Nabors Industries Ltd.	11,080	108,584
Teekay Tankers Ltd., Class A	20,044	78,973

		1,288,918
Brazil
Cosan Ltd., Class A	20,249	108,940
Canada
Canadian Solar, Inc.	7,649	136,994
First Majestic Silver Corp.	2,799	29,781

		166,775

Reference Entity — Long	Shares	Value
China
Hollysys Automation Technologies Ltd.	1,207	$23,138
Ireland
FleetMatics Group PLC	500	18,125
Weatherford International PLC	3,475	28,252

		46,377
Israel
Caesarstone Sdot-Yam Ltd.	3,197	118,385
Mellanox Technologies Ltd.	880	38,060
Orbotech Ltd.	9,852	237,236
Wix.com Ltd.	4,079	100,833

		494,514
Ivory Coast
Fabrinet	995	31,810
Netherlands
AVG Technologies NV	7,057	139,729
Frank’s International NV	89	1,482
Sensata Technologies Holding NV	3,151	118,698

		259,909
Norway
Nordic American Tankers Ltd.	6,444	99,302
Switzerland
Logitech International SA	10,429	160,398
TE Connectivity Ltd.	13,224	786,564

		946,962
United Kingdom
Ferroglobe PLC	10,395	105,925
International Game Technology PLC	2,311	40,073
Liberty Global PLC, Class A	3,153	118,962
Travelport Worldwide Ltd.	1,480	20,646

		285,606
United States
Abaxis, Inc.	1,917	86,878
AbbVie, Inc.	2,114	128,954
Acorda Therapeutics, Inc.	2,510	64,883
Aduro Biotech, Inc.	2,222	28,775
Advisory Board Co.	7,110	224,960
Aerojet Rocketdyne Holdings, Inc.	5,236	94,876
AES Corp.	26,470	295,405
Aetna, Inc.	5,543	622,313
Aflac, Inc.	425	29,312
Air Lease Corp.	5,582	170,139
Akamai Technologies, Inc.	1,817	92,649
Albemarle Corp.	2,024	133,908
Align Technology, Inc.	1,151	83,091

26	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Long	Shares	Value
United States (continued)
ALLETE, Inc.	3,479	$195,485
Alliance Data Systems Corp.	979	199,040
Allison Transmission Holdings, Inc.	21,177	610,109
Alon USA Energy, Inc.	1,723	18,092
Altria Group, Inc.	10,453	655,508
AMAG Pharmaceuticals, Inc.	2,143	56,832
AMC Networks, Inc., Class A	7,553	492,682
Amdocs Ltd.	12,452	704,036
AMERCO, Inc.	1,388	488,576
American Financial Group, Inc.	2,930	202,492
American International Group, Inc.	15,604	871,015
AmerisourceBergen Corp.	2,145	182,539
Amicus Therapeutics, Inc.	3,579	26,735
AMN Healthcare Services, Inc.	2,031	72,121
Amplify Snack Brands, Inc.	10,290	158,569
AmTrust Financial Services, Inc.	13,108	325,734
Analog Devices, Inc.	4,146	233,503
Anthem, Inc.	3,651	513,951
Aon PLC	10,215	1,073,801
Apple, Inc.	5,026	471,137
Armstrong World Industries, Inc.	7,600	310,156
ARRIS International PLC	2,120	48,272
Ascena Retail Group, Inc.	12,081	106,434
Aspen Insurance Holdings Ltd.	14,170	656,779
Aspen Technology, Inc.	5,527	210,192
Atlas Air Worldwide Holdings, Inc.	2,804	111,992
AZZ, Inc.	1,888	103,689
B&G Foods, Inc.	6,966	287,069
Babcock & Wilcox Enterprises, Inc.	4,807	109,840
Bank of Hawaii Corp.	387	26,475
BB&T Corp.	24,251	858,000
BBCN Bancorp, Inc.	1,363	21,290
Beacon Roofing Supply, Inc.	6,649	284,112
Belden, Inc.	1,457	91,995
BGC Partners, Inc., Class A	12,373	112,347
Bio-Techne Corp.	11,521	1,073,527
Black Hills Corp.	4,991	302,405
Blackbaud, Inc.	2,697	166,594
Blackhawk Network Holdings, Inc.	3,240	104,101
Blackstone Mortgage Trust, Inc., Class A	1,033	28,387
Bloomin’ Brands, Inc.	2,985	55,819
BofI Holding, Inc.	2,083	42,431
Booz Allen Hamilton Holding Corp.	6,358	175,290
Box, Inc., Class A	1,473	19,046
Broadridge Financial Solutions, Inc.	1,739	104,062
BroadSoft, Inc.	2,604	101,986
Brown-Forman Corp., Class B	4,429	426,601
BWX Technologies, Inc.	5,267	175,865
CA, Inc.	26,066	773,118
Cadence Design Systems, Inc.	2,113	49,000
CalAtlantic Group, Inc.	6,267	202,863

Reference Entity — Long	Shares	Value
United States (continued)
Callidus Software, Inc.	4,608	$84,326
Callon Petroleum Co.	16,582	174,277
Capital One Financial Corp.	879	63,631
Care Capital Properties, Inc.	6,803	181,436
Carlisle Cos., Inc.	3,664	373,362
Carpenter Technology Corp.	9,672	342,486
Carrizo Oil & Gas, Inc.	4,564	161,429
Carter’s, Inc.	1,136	121,177
Casey’s General Stores, Inc.	1,687	188,944
Cavium, Inc.	3,106	153,343
CBL & Associates Properties, Inc.	9,602	112,151
CEB, Inc.	961	59,284
Celanese Corp., Series A	12,193	862,045
Celgene Corp.	4,106	424,601
Celldex Therapeutics, Inc.	2,797	11,188
CenterPoint Energy, Inc.	35,710	765,979
CenturyLink, Inc.	12,089	374,155
Cepheid, Inc.	1,467	41,868
Cerner Corp.	4,784	268,574
Charles Schwab Corp.	6,919	196,569
Cheesecake Factory, Inc.	10,708	546,215
Church & Dwight Co., Inc.	1,198	111,055
Cinemark Holdings, Inc.	3,309	114,657
Citizens Financial Group, Inc.	32,687	746,898
Clorox Co.	2,953	369,804
CME Group, Inc.	100	9,191
CNA Financial Corp.	1,254	39,626
Cobalt International Energy, Inc.	3,544	11,447
Colony Starwood Homes	6,785	165,350
Comcast Corp., Class A	1,101	66,897
CommScope Holding Co., Inc.	9,724	295,707
Communications Sales & Leasing, Inc.	3,081	71,572
Compass Minerals International, Inc.	5,887	441,290
Continental Resources, Inc.	816	30,404
Convergys Corp.	5,218	138,277
Core-Mark Holding Co., Inc.	389	31,766
Coresite Realty Corp.	2,738	205,158
Corrections Corp. of America	1,028	31,272
CoStar Group, Inc.	1,433	282,745
Covanta Holding Corp.	6,197	100,763
Crane Co.	816	45,345
Cullen/Frost Bankers, Inc.	1,227	78,516
Curtiss-Wright Corp.	1,464	112,113
CVS Health Corp.	20,100	2,020,050
CyrusOne, Inc.	5,402	238,390
Danaher Corp.	6,604	638,937
DCT Industrial Trust, Inc.	976	39,401
Dean Foods Co.	10,372	178,710
Deluxe Corp.	2,179	136,798
DENTSPLY SIRONA, Inc.	4,817	287,093

BLACKROCK FUNDS	APRIL 30, 2016	27

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Long	Shares	Value
United States (continued)
Diamond Resorts International, Inc.	1,580	$33,512
Diamondback Energy, Inc.	1,334	115,498
Dominion Resources, Inc.	9,656	690,114
Dr Pepper Snapple Group, Inc.	1,394	126,729
Drew Industries, Inc.	9,315	603,891
E*Trade Financial Corp.	5,268	132,648
Eagle Bancorp, Inc.	5,168	262,018
East West Bancorp, Inc.	7,905	296,358
Edgewell Personal Care Co.	3,141	257,782
Electronic Arts, Inc.	3,866	239,112
Eli Lilly & Co.	891	67,297
Enbridge Energy Management LLC	3,589	76,051
Energizer Holdings, Inc.	2,164	94,112
EnPro Industries, Inc.	6,672	390,846
Envision Healthcare Holdings, Inc.	450	10,184
Estee Lauder Cos., Inc., Class A	5,714	547,801
Esterline Technologies Corp.	769	52,800
Exelon Corp.	1,400	49,126
ExlService Holdings, Inc.	3,753	181,608
Expeditors International of Washington, Inc.	5,082	252,118
Express, Inc.	18,833	342,384
Extended Stay America, Inc.	2,900	45,385
FEI Co.	270	24,035
FelCor Lodging Trust, Inc.	7,759	55,554
Ferro Corp.	8,726	111,169
Fidelity National Information Services, Inc.	12,452	819,342
Fiesta Restaurant Group, Inc.	1,903	61,105
First Republic Bank	7,770	546,386
First Solar, Inc.	1,930	107,771
FirstEnergy Corp.	10,617	346,008
Fiserv, Inc.	1,336	130,554
Fitbit, Inc., Series A	5,442	99,316
Five Prime Therapeutics, Inc.	1,202	57,203
FLIR Systems, Inc.	4,481	135,371
FNF Group	6,275	200,172
Foot Locker, Inc.	10,296	632,586
Ford Motor Co.	22,629	306,849
Forest City Realty Trust, Inc., Class A	2,992	62,174
Fortinet, Inc.	2,728	88,687
Fortune Brands Home & Security, Inc.	759	42,056
Four Corners Property Trust, Inc.	12,234	217,153
Gartner, Inc.	404	35,217
GCP Applied Technologies, Inc.	1,539	34,058
Genpact Ltd.	26,295	733,368
Geo Group, Inc.	5,724	183,340
Gigamon, Inc.	2,053	66,907
Globus Medical, Inc., Class A	3,867	96,830
GoDaddy, Inc., Class A	2,043	62,046

Reference Entity — Long	Shares	Value
United States (continued)
Goodyear Tire & Rubber Co.	4,284	$124,107
Gray Television, Inc.	8,700	111,795
Greatbatch, Inc.	351	12,215
Green Dot Corp., Class A	3,320	73,804
Greenbrier Cos., Inc.	1,397	41,896
Hanesbrands, Inc.	9,235	268,092
Harman International Industries, Inc.	2,649	203,337
Harris Corp.	317	25,363
Healthcare Trust of America, Inc., Class A	5,994	173,167
Hersha Hospitality Trust	7,173	138,367
Hexcel Corp.	8,377	379,227
Hibbett Sports, Inc.	1,338	48,302
Hill-Rom Holdings, Inc.	1,077	52,073
HollyFrontier Corp.	1,093	38,911
Hologic, Inc.	5,302	178,094
Home BancShares, Inc.	5,957	256,091
Home Depot, Inc.	1,660	222,257
Hormel Foods Corp.	5,567	214,608
Host Hotels & Resorts, Inc.	1,537	24,315
Houghton Mifflin Harcourt Co.	2,528	51,849
HRG Group, Inc.	8,525	122,760
Hub Group, Inc., Class A	2,111	81,316
Hudson Pacific Properties, Inc.	17,492	511,641
Iberiabank Corp.	1,967	116,033
IDACORP, Inc.	832	60,511
IDEXX Laboratories, Inc.	8,063	680,114
Illumina, Inc.	28	3,780
Infinera Corp.	16,229	192,963
InfraREIT, Inc.	12,953	214,761
Ingles Markets, Inc., Class A	4,309	155,426
Ingredion, Inc.	1,222	140,640
Innospec, Inc.	3,463	167,471
Insperity, Inc.	2,137	112,769
Integra LifeSciences Holdings Corp.	879	62,251
IntercontinentalExchange, Inc.	1,981	475,499
Interface, Inc.	4,232	72,029
Intersil Corp., Class A	21,346	249,535
Intuit, Inc.	3,759	379,246
Invesco Ltd.	16,611	515,107
Invesco Mortgage Capital, Inc.	5,234	67,257
Investors Bancorp, Inc.	19,018	219,658
Ixia	4,064	41,128
j2 Global, Inc.	5,798	368,289
JC Penney Co., Inc.	2,818	26,151
Johnson & Johnson	533	59,739
Kansas City Southern	490	46,428
KBR, Inc.	17,773	276,548
Knoll, Inc.	26,753	624,683
Kulicke & Soffa Industries, Inc.	4,643	49,773
L Brands, Inc.	6,333	495,811

28	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Long	Shares	Value
United States (continued)
L-3 Communications Holdings, Inc.	4,893	$643,576
Lamar Advertising Co., Class A	3,225	200,079
LaSalle Hotel Properties	10,734	256,543
Lear Corp.	1,567	180,409
LegacyTexas Financial Group, Inc.	3,039	74,942
Leggett & Platt, Inc.	14,912	735,012
LendingTree, Inc.	772	69,071
Level 3 Communications, Inc.	4,929	257,590
Liberty Braves Group, Class A	429	6,710
Liberty Media Group, Class A	1,073	19,636
Liberty SiriusXM Group, Class A	4,295	140,747
LifePoint Hospitals, Inc.	6,814	460,354
Live Nation Entertainment, Inc.	1,459	31,339
LogMeIn, Inc.	6,486	387,214
Lowe’s Cos., Inc.	3,329	253,071
Lumentum Holdings, Inc.	2,484	62,845
Luminex Corp.	17,076	343,228
LyondellBasell Industries NV, Class A	700	57,869
Macy’s, Inc.	638	25,258
Madison Square Garden Co., Class A	612	96,072
ManpowerGroup, Inc.	5,309	408,952
Marathon Petroleum Corp.	777	30,365
Marriott International, Inc., Class A	1,932	135,414
Masimo Corp.	1,875	81,281
Masonite International Corp.	4,470	302,440
Matador Resources Co.	3,836	82,666
Match Group, Inc.	3,437	39,182
Matson, Inc.	11,294	439,111
Maxim Integrated Products, Inc.	3,719	132,843
MaxLinear, Inc., Class A	4,068	68,139
McDermott International, Inc.	13,674	62,080
McKesson Corp.	1,186	199,035
Memorial Resource Development Corp.	6,167	80,664
Mentor Graphics Corp.	1,513	30,199
Merck & Co., Inc.	1,734	95,093
Merit Medical Systems, Inc.	1,306	26,447
Merrimack Pharmaceuticals, Inc.	3,322	23,520
MetLife, Inc.	13,416	605,062
MFA Financial, Inc.	28,245	195,173
Microsemi Corp.	1,042	35,209
MiMedx Group, Inc.	10,960	82,529
MKS Instruments, Inc.	4,089	146,632
Mohawk Industries, Inc.	1,048	201,876
Mondelez International, Inc., Class A	24,136	1,036,883
MSG Networks, Inc., Class A	8,659	147,982
Mueller Water Products, Inc., Series A	14,677	157,778
Murphy USA, Inc.	2,886	165,714
National Instruments Corp.	2,896	79,843

Reference Entity — Long	Shares	Value
United States (continued)
NetApp, Inc.	7,586	$179,333
NETGEAR, Inc.	559	23,702
New Jersey Resources Corp.	5,868	209,370
New Residential Investment Corp.	4,460	53,966
New Senior Investment Group, Inc.	6,075	65,610
Newell Brands Inc.	6,961	317,004
Newfield Exploration Co.	8,021	290,761
Newmont Mining Corp.	5,704	199,469
NextEra Energy, Inc.	1,466	172,372
Nordson Corp.	2,401	184,229
Northrop Grumman Corp.	734	151,395
Northwest Natural Gas Co.	3,329	171,577
Norwegian Cruise Line Holdings Ltd.	4,152	202,991
NRG Yield, Inc., Class C	5,924	95,850
Nuance Communications, Inc.	5,313	91,277
NxStage Medical, Inc.	4,431	71,428
Oasis Petroleum, Inc.	8,203	79,487
Oil States International, Inc.	10,338	358,108
Old Dominion Freight Line, Inc.	7,384	487,713
Old National Bancorp	16,509	221,221
Ollie’s Bargain Outlet Holdings, Inc.	3,433	90,803
Ormat Technologies, Inc.	9,246	401,276
Outfront Media, Inc.	23,798	516,179
PACCAR, Inc.	113	6,657
Papa John’s International, Inc.	5,101	288,666
Paramount Group, Inc.	267	4,459
PAREXEL International Corp.	203	12,403
Patterson Cos., Inc.	5,673	245,925
PDC Energy, Inc.	931	58,457
Pebblebrook Hotel Trust	3,760	103,926
Pennsylvania Real Estate Investment Trust	4,897	112,337
Penske Automotive Group, Inc.	9,641	377,252
PepsiCo, Inc.	1,372	141,261
Performance Food Group Co.	6,649	172,076
PerkinElmer, Inc.	15,856	799,460
Perrigo Co. PLC	558	53,942
Physicians Realty Trust	3,626	65,739
Pilgrim’s Pride Corp.	3,211	86,408
Pinnacle Foods, Inc.	4,743	202,004
Pioneer Natural Resources Co.	1,537	255,296
Plantronics, Inc.	5,973	229,662
Portland General Electric Co.	14,556	578,164
Post Properties, Inc.	5,185	297,412
PRA Health Sciences, Inc.	1,493	70,843
Premier, Inc., Class A	9,130	308,685
Prestige Brands Holdings, Inc.	144	8,176
PrivateBancorp, Inc.	2,100	87,381
Proofpoint, Inc.	1,998	116,403
PTC, Inc.	5,539	201,952
Public Service Enterprise Group, Inc.	19,561	902,349

BLACKROCK FUNDS	APRIL 30, 2016	29

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Long	Shares	Value
United States (continued)
Qualys, Inc.	495	$12,464
Quintiles Transnational Holdings, Inc.	1,529	105,608
Ralph Lauren Corp.	3,494	325,676
Regal-Beloit Corp.	3,464	223,151
Reinsurance Group of America, Inc.	4,329	412,207
Reliance Steel & Aluminum Co.	2,091	154,671
Relypsa, Inc.	1,899	34,372
Repligen Corp.	4,182	111,408
ResMed, Inc.	586	32,699
Reynolds American, Inc.	4,388	217,645
RLJ Lodging Trust	5,906	124,439
Rogers Corp.	2,215	127,052
Rollins, Inc.	19,769	531,193
Ross Stores, Inc.	4,316	245,062
Rovi Corp.	3,810	67,132
Royal Gold, Inc.	905	56,671
Rubicon Project, Inc.	3,630	70,313
Ryman Hospitality Properties, Inc.	3,552	183,035
salesforce.com, Inc.	1,637	124,085
Sanmina Corp.	4,161	98,408
SBA Communications Corp., Class A	1,931	198,970
Schweitzer-Mauduit International, Inc.	3,017	103,755
Scorpio Tankers, Inc.	22,726	142,265
Scotts Miracle-Gro Co., Class A	4,706	333,091
Scripps Networks Interactive, Inc., Class A	3,757	234,249
SEI Investments Co.	2,536	121,931
SemGroup Corp., Class A	6,453	197,849
Sempra Energy	5,014	518,197
Semtech Corp.	7,125	154,185
Sherwin-Williams Co.	150	43,097
Signature Bank	28	3,859
Silicon Laboratories, Inc.	2,962	138,622
Sirius XM Holdings, Inc.	42,433	167,610
Snap-on, Inc.	9,573	1,524,787
Sonic Automotive, Inc., Class A	1,505	28,234
Sonoco Products Co.	15,267	715,870
Southwest Airlines Co.	5,066	225,994
Southwest Gas Corp.	2,286	148,384
Spectra Energy Corp.	11,984	374,740
Spectrum Brands Holdings, Inc.	945	107,352
Spirit Airlines, Inc.	1,821	79,997
Sprouts Farmers Market, Inc.	5,620	157,753
SPS Commerce, Inc.	2,104	107,157
SS&C Technologies Holdings, Inc.	6,568	401,633
Steven Madden Ltd.	13,662	478,307
STORE Capital Corp.	28,737	737,679
Summit Hotel Properties, Inc.	5,036	57,410
Sunstone Hotel Investors, Inc.	7,472	95,716

Reference Entity — Long	Shares	Value
United States (continued)
SunTrust Banks, Inc.	15,262	$637,036
Synchrony Financial	3,737	114,240
Synergy Resources Corp.	15,551	112,278
T-Mobile U.S., Inc.	4,942	194,122
Target Corp.	1,477	117,421
Taylor Morrison Home Corp., Class A	8,681	125,006
TCF Financial Corp.	76,514	1,043,651
TD Ameritrade Holding Corp.	31,635	943,672
Team Health Holdings, Inc.	942	39,404
Tech Data Corp.	353	24,248
Tenneco, Inc.	6,461	344,371
TESARO, Inc.	2,040	84,538
Tessera Technologies, Inc.	3,248	93,283
Tetra Tech, Inc.	18,326	538,784
Tiffany & Co.	7,664	546,826
Time Warner, Inc.	971	72,961
TJX Cos., Inc.	6,096	462,199
TopBuild Corp.	3,599	112,361
Trex Co., Inc.	1,715	81,377
TRI Pointe Homes, Inc.	18,986	220,238
TriNet Group, Inc.	3,639	60,480
Trinseo SA	1,076	46,042
TripAdvisor, Inc.	4,689	302,863
Triumph Group, Inc.	2,583	93,453
Tyco International PLC	12,107	466,362
U.S. Silica Holdings, Inc.	1,695	43,307
Ubiquiti Networks, Inc.	6,813	242,679
Ultimate Software Group, Inc.	414	81,388
Universal Health Services, Inc., Class B	984	131,541
Valero Energy Corp.	1,883	110,852
Vantiv, Inc., Class A	5,612	306,078
VCA, Inc.	767	48,298
Vector Group Ltd.	20,497	442,735
VeriSign, Inc.	4,906	423,878
Verisk Analytics, Inc.	1,557	120,792
Vertex Pharmaceuticals, Inc.	675	56,929
VMware, Inc., Class A	724	41,203
Voya Financial, Inc.	9,649	313,303
Vulcan Materials Co.	598	64,363
VWR Corp.	10,611	282,677
WABCO Holdings, Inc.	3,584	401,981
WageWorks, Inc.	1,954	105,242
Walt Disney Co.	5,241	541,186
Web.com Group, Inc.	11,462	229,125
Werner Enterprises, Inc.	2,651	67,176
Wesco Aircraft Holdings, Inc.	16,652	240,288
WESCO International, Inc.	6,485	381,253
WestRock Co.	6,496	271,858
White Mountains Insurance Group Ltd.	49	40,670
Whole Foods Market, Inc.	7,449	216,617

30	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Long	Shares	Value
United States (continued)
Woodward, Inc.	925	$50,144
WP GLIMCHER, Inc.	16,524	173,337
WR Grace & Co.	2,150	164,862
Xilinx, Inc.	2,204	94,948
XPO Logistics, Inc.	1,369	41,262
Zebra Technologies Corp., Class A	3,033	189,744
ZIOPHARM Oncology, Inc.	4,175	32,816

		92,145,752
Total Reference Entity — Long		96,014,904

Reference Entity — Short
Argentina
MercadoLibre, Inc.	(1,669)	(208,442)
Bermuda
Marvell Technology Group Ltd.	(44,009)	(439,210)
Validus Holdings Ltd.	(12,025)	(554,232)

		(993,442)
China
Sohu.com, Inc.	(497)	(22,330)
Germany
Deutsche Bank AG	(8,324)	(157,823)
Ireland
Accenture PLC, Class A	(847)	(95,643)
Endo International PLC	(742)	(20,034)
Jazz Pharmaceuticals PLC	(2,127)	(320,539)
Prothena Corp. PLC	(1,253)	(54,117)
XL Group PLC	(2,423)	(79,305)

		(569,638)
Israel
SolarEdge Technologies, Inc.	(1,100)	(29,469)
Italy
Ferrari NV	(2,075)	(95,139)
Netherlands
ASML Holding NV	(10,591)	(1,023,091)
Chicago Bridge & Iron Co. NV	(2,854)	(114,873)
Cimpress NV	(232)	(20,386)
Core Laboratories NV	(297)	(39,697)
InterXion Holding NV	(1,323)	(44,823)
Koninklijke Philips NV	(7,663)	(210,809)
NXP Semiconductors NV	(18)	(1,535)

		(1,455,214)
Singapore
Broadcom Ltd.	(123)	(17,927)

Reference Entity — Short	Shares	Value
Switzerland
Allied World Assurance Co. Holdings AG	(7,371)	$(262,260)
Luxoft Holding, Inc.	(3,264)	(188,692)

		(450,952)
United Kingdom
Fiat Chrysler Automobiles NV	(187)	(1,513)
Pentair PLC	(4,191)	(243,413)
Willis Towers Watson PLC	(980)	(122,402)

		(367,328)
United States
A Schulman, Inc.	(5,706)	(159,140)
AAR Corp.	(4,413)	(106,089)
Abercrombie & Fitch Co., Class A	(4,978)	(133,062)
ABIOMED, Inc.	(1,145)	(111,225)
Acadia Healthcare Co., Inc.	(826)	(52,195)
ACADIA Pharmaceuticals, Inc.	(789)	(25,485)
Acceleron Pharma, Inc.	(3,601)	(107,850)
ACI Worldwide, Inc.	(3,587)	(71,704)
Actuant Corp.	(13,152)	(351,290)
Acxiom Corp.	(3,143)	(69,052)
AGCO Corp.	(3,589)	(191,904)
Alaska Air Group, Inc.	(3,675)	(258,830)
Alcoa, Inc.	(24,831)	(277,362)
Alder Biopharmaceuticals, Inc.	(1,174)	(31,170)
Alexion Pharmaceuticals, Inc.	(908)	(126,466)
Allstate Corp.	(6,772)	(440,519)
Ally Financial, Inc.	(5,257)	(93,627)
Alphabet, Inc., Class A	(125)	(88,485)
Amazon.com, Inc.	(101)	(66,619)
Ambarella, Inc.	(1,494)	(61,403)
Ameren Corp.	(4,696)	(225,408)
American Airlines Group, Inc.	(4,388)	(152,220)
American Electric Power Co., Inc.	(5,633)	(357,696)
American Woodmark Corp.	(610)	(44,432)
Ameris Bancorp	(9,916)	(311,362)
Analogic Corp.	(16,154)	(1,276,004)
Andersons, Inc.	(4,971)	(166,578)
Anixter International, Inc.	(5,231)	(325,891)
Apache Corp.	(523)	(28,451)
Applied Industrial Technologies, Inc.	(1,775)	(81,348)
AptarGroup, Inc.	(6,547)	(497,572)
ARIAD Pharmaceuticals, Inc.	(4,630)	(33,243)
Arrow Electronics, Inc.	(1,210)	(75,141)
Arthur J Gallagher & Co.	(12,997)	(598,382)
Associated Banc-Corp	(29,299)	(534,414)
Assurant, Inc.	(1,853)	(156,708)
Astec Industries, Inc.	(10,919)	(528,480)
Atlantic Tele-Network, Inc.	(4,971)	(357,465)
Atmos Energy Corp.	(5,553)	(402,870)
AutoNation, Inc.	(2,043)	(103,478)

BLACKROCK FUNDS	APRIL 30, 2016	31

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Short	Shares	Value
United States (continued)
AutoZone, Inc.	(561)	$(429,294)
Avis Budget Group, Inc.	(676)	(16,968)
Avista Corp.	(2,226)	(89,196)
Avnet, Inc.	(7,331)	(301,451)
Badger Meter, Inc.	(3,172)	(226,259)
Ball Corp.	(2,684)	(191,584)
Bank of America Corp.	(137,789)	(2,006,208)
Barnes & Noble, Inc.	(4,702)	(55,249)
Becton Dickinson and Co.	(3,958)	(638,267)
Bed Bath & Beyond, Inc.	(2,777)	(131,130)
Bob Evans Farms, Inc.	(2,003)	(91,217)
Boston Beer Co., Inc.	(1,147)	(179,024)
Boston Properties, Inc.	(3,570)	(460,030)
Bottomline Technologies de, Inc.	(17,365)	(426,484)
Boyd Gaming Corp.	(8,573)	(159,801)
Brink’s Co.	(2,592)	(87,713)
Bristol-Myers Squibb Co.	(827)	(59,693)
Brunswick Corp.	(2,074)	(99,614)
Builders FirstSource, Inc.	(5,893)	(65,353)
Burlington Stores, Inc.	(1,376)	(78,391)
Cabela’s, Inc.	(730)	(38,070)
Cable One, Inc.	(101)	(46,355)
CACI International, Inc., Class A	(448)	(43,075)
Calavo Growers, Inc.	(3,385)	(193,520)
California Water Service Group	(7,538)	(210,536)
Campbell Soup Co.	(13,188)	(813,831)
Cantel Medical Corp.	(4,691)	(314,250)
Capitol Federal Financial, Inc.	(1,264)	(16,799)
Catalent, Inc.	(6,364)	(187,929)
Caterpillar, Inc.	(3,022)	(234,870)
CBOE Holdings, Inc.	(4,090)	(253,416)
Centene Corp.	(533)	(33,025)
Chemed Corp.	(44)	(5,710)
Chevron Corp.	(671)	(68,563)
Chimera Investment Corp.	(4,069)	(57,780)
Cincinnati Financial Corp.	(12,737)	(840,769)
CIRCOR International, Inc.	(6,249)	(352,756)
CIT Group, Inc.	(12,728)	(440,007)
Citigroup, Inc.	(7,298)	(337,751)
CLARCOR, Inc.	(4,539)	(266,757)
Coach, Inc.	(6,524)	(262,721)
Coca-Cola Bottling Co. Consolidated	(127)	(20,240)
Coca-Cola Co.	(25,416)	(1,138,637)
Commercial Metals Co.	(5,504)	(98,632)
Community Bank System, Inc.	(14,277)	(564,941)
Computer Sciences Corp.	(3,051)	(101,080)
Concho Resources, Inc.	(1,204)	(139,869)
ConocoPhillips	(5,561)	(265,760)
Consolidated Communications Holdings, Inc.	(41,155)	(972,904)
Consolidated Edison, Inc.	(4,322)	(322,421)
Cooper Cos., Inc.	(1,660)	(254,113)

Reference Entity — Short	Shares	Value
United States (continued)
Copart, Inc.	(1,530)	$(65,545)
Cornerstone OnDemand, Inc.	(5,940)	(204,039)
Corporate Office Properties Trust	(749)	(19,234)
Cray, Inc.	(1,238)	(46,883)
CubeSmart	(3,245)	(96,084)
Cubic Corp.	(4,634)	(192,635)
Dana Holding Corp.	(1,650)	(21,335)
Darden Restaurants, Inc.	(10,397)	(647,213)
Dave & Buster’s Entertainment, Inc.	(1,462)	(56,579)
DaVita HealthCare Partners, Inc.	(5,890)	(435,271)
Deckers Outdoor Corp.	(3,764)	(217,597)
Denbury Resources, Inc.	(8,759)	(33,810)
Dick’s Sporting Goods, Inc.	(13,810)	(639,955)
Dillard’s, Inc., Class A	(489)	(34,450)
DISH Network Corp.	(6,786)	(334,482)
Douglas Emmett, Inc.	(2,399)	(77,848)
Dover Corp.	(1,797)	(118,063)
DR Horton, Inc.	(6,231)	(187,304)
DST Systems, Inc.	(1,451)	(175,107)
DSW, Inc., Class A	(5,474)	(134,496)
Duke Energy Corp.	(2,787)	(219,560)
DuPont Fabros Technology, Inc.	(4,178)	(166,368)
Eagle Materials, Inc.	(1,161)	(86,053)
EastGroup Properties, Inc.	(3,428)	(204,823)
EchoStar Corp.	(1,103)	(45,135)
El Paso Electric Co.	(3,814)	(172,011)
Emergent BioSolutions, Inc.	(2,087)	(80,391)
Emerson Electric Co.	(4,966)	(271,293)
Empire State Realty Trust, Inc.	(2,190)	(40,537)
Equity One, Inc.	(803)	(22,725)
Essendant, Inc.	(28,742)	(884,966)
Exponent, Inc.	(3,660)	(182,414)
Exxon Mobil Corp.	(373)	(32,973)
Federal Realty Investment Trust	(889)	(135,199)
Federated Investors, Inc., Class B	(19,616)	(619,866)
FedEx Corp.	(1,615)	(266,653)
Financial Engines, Inc.	(740)	(23,835)
Finisar Corp.	(4,666)	(76,802)
First Citizens BancShares, Inc., Class A	(20)	(5,100)
First Data Corp., Class A	(4,624)	(52,667)
First Horizon National Corp.	(7,205)	(101,446)
FleetCor Technologies, Inc.	(1,721)	(266,204)
Flowserve Corp.	(5,767)	(281,487)
FMC Corp.	(2,284)	(98,806)
FNB Corp.	(27,157)	(359,016)
Fossil Group, Inc.	(5,592)	(226,476)
Franklin Electric Co., Inc.	(709)	(22,397)
Freeport-McMoRan, Inc.	(14,011)	(196,154)
Fulton Financial Corp.	(5,671)	(79,337)
G&K Services, Inc., Class A	(4,254)	(300,545)

32	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Short	Shares	Value
United States (continued)
Gaming and Leisure Properties, Inc.	(10,810)	$(354,460)
Gap, Inc.	(17,681)	(409,846)
GATX Corp.	(571)	(26,232)
Generac Holdings, Inc.	(2,708)	(103,229)
General Mills, Inc.	(1,656)	(101,579)
Genesco, Inc.	(6,713)	(464,405)
Genesee & Wyoming, Inc., Class A	(4,396)	(286,224)
Genuine Parts Co.	(9,243)	(887,051)
Gilead Sciences, Inc.	(1,303)	(114,938)
Graham Holdings Co., Class B	(405)	(192,999)
Gramercy Property Trust	(25,247)	(213,842)
Guidewire Software, Inc.	(6,208)	(353,670)
Hancock Holding Co.	(20,293)	(527,009)
Hanover Insurance Group, Inc.	(4,568)	(391,752)
Harley-Davidson, Inc.	(6,317)	(302,142)
Hawaiian Holdings, Inc.	(2,016)	(84,813)
HCP, Inc.	(1,572)	(53,181)
Healthcare Realty Trust, Inc.	(15,703)	(475,487)
Healthcare Services Group, Inc.	(29,721)	(1,124,940)
HealthEquity, Inc.	(7,985)	(200,823)
HEICO Corp.	(1,374)	(84,240)
Hess Corp.	(3,399)	(202,648)
Hewlett Packard Enterprise Co.	(5,955)	(99,210)
Horizon Pharma PLC	(6,059)	(93,127)
HP, Inc.	(23,963)	(294,026)
Hubbell, Inc.	(2,383)	(252,026)
Huntington Ingalls Industries, Inc.	(4,079)	(590,517)
Huntsman Corp.	(3,273)	(51,517)
Huron Consulting Group, Inc.	(498)	(27,694)
Inogen, Inc.	(1,677)	(81,938)
Insulet Corp.	(1,172)	(39,028)
Interactive Brokers Group, Inc., Class A	(2,637)	(100,206)
InterDigital, Inc.	(676)	(38,519)
Intuitive Surgical, Inc.	(834)	(522,384)
Ironwood Pharmaceuticals, Inc.	(18,941)	(197,933)
Jabil Circuit, Inc.	(33,892)	(588,365)
Jack Henry & Associates, Inc.	(3,527)	(285,793)
John Wiley & Sons, Inc., Class A	(3,129)	(155,167)
Kate Spade & Co.	(2,215)	(56,992)
Keysight Technologies, Inc.	(23,898)	(623,260)
Kilroy Realty Corp.	(3,491)	(226,252)
Kimberly-Clark Corp.	(311)	(38,934)
Kimco Realty Corp.	(4,266)	(119,960)
Kindred Healthcare, Inc.	(5,318)	(78,494)
Kirby Corp.	(2,114)	(134,915)
Kite Pharma, Inc.	(696)	(32,211)
KLX, Inc.	(9,706)	(327,286)
Knight Transportation, Inc.	(2,443)	(64,911)
Krispy Kreme Doughnuts, Inc.	(9,639)	(167,815)
Kroger Co.	(4,402)	(155,787)
La Quinta Holdings, Inc.	(2,656)	(33,917)

Reference Entity — Short	Shares	Value
United States (continued)
Lancaster Colony Corp.	(2,154)	$(250,941)
Las Vegas Sands Corp.	(4,273)	(192,926)
Leidos Holdings, Inc.	(1,594)	(79,078)
Lennar Corp.	(10,719)	(485,678)
Lennox International, Inc.	(2,783)	(375,566)
Liberty Property Trust	(16,802)	(586,390)
Lincoln Electric Holdings, Inc.	(865)	(54,210)
Lockheed Martin Corp.	(223)	(51,821)
M/A-COM Technology Solutions Holdings, Inc.	(629)	(25,720)
Mack-Cali Realty Corp.	(3,475)	(88,821)
ManTech International Corp.	(4,315)	(145,847)
Marriott Vacations Worldwide Corp.	(2,019)	(126,470)
Martin Marietta Materials, Inc.	(2,768)	(468,429)
MasterCard, Inc., Class A	(2,272)	(220,361)
Mattel, Inc.	(3,072)	(95,509)
Matthews International Corp., Class A	(4,738)	(249,408)
MBIA, Inc.	(15,462)	(120,604)
McCormick & Co., Inc.	(19,484)	(1,827,210)
McDonald’s Corp.	(5,180)	(655,218)
Medidata Solutions, Inc.	(1,466)	(63,962)
MEDNAX, Inc.	(2,579)	(183,857)
MGM Resorts International	(12,498)	(266,207)
Microchip Technology, Inc.	(4,974)	(241,687)
Micron Technology, Inc.	(24,341)	(261,666)
Microsoft Corp.	(6,459)	(322,110)
MicroStrategy, Inc., Class A	(251)	(45,009)
Minerals Technologies, Inc.	(583)	(34,922)
Monogram Residential Trust, Inc.	(16,868)	(170,873)
Monolithic Power Systems, Inc.	(831)	(51,871)
Monsanto Co.	(5,114)	(479,080)
Moody’s Corp.	(1,753)	(167,797)
Morgan Stanley	(6,856)	(185,523)
Morningstar, Inc.	(1,164)	(96,845)
Motorola Solutions, Inc.	(6,213)	(467,155)
MSA Safety, Inc.	(82)	(3,943)
MSC Industrial Direct Co., Inc.	(6,352)	(492,280)
Murphy Oil Corp.	(9,485)	(338,994)
Nasdaq, Inc.	(1,244)	(76,767)
National Fuel Gas Co.	(1,893)	(105,062)
National Oilwell Varco, Inc.	(7,034)	(253,505)
National Retail Properties, Inc.	(3,394)	(148,521)
Natus Medical, Inc.	(4,105)	(130,826)
Navient Corp.	(3,347)	(45,754)
NCR Corp.	(10,349)	(301,052)
Nektar Therapeutics	(16,949)	(265,760)
Neogen Corp.	(6,152)	(290,620)
Netflix, Inc.	(3,291)	(296,289)
Nevro Corp.	(1,918)	(128,986)
New York REIT, Inc.	(15,746)	(154,783)
NewMarket Corp.	(677)	(274,903)
NIKE, Inc., Class B	(1,133)	(66,779)

BLACKROCK FUNDS	APRIL 30, 2016	33

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Short	Shares	Value
United States (continued)
NorthWestern Corp.	(4,584)	$(260,555)
Novavax, Inc.	(13,642)	(71,484)
NOW, Inc.	(222)	(4,009)
Nucor Corp.	(10,685)	(531,899)
Oceaneering International, Inc.	(1,177)	(43,137)
Omnicom Group, Inc.	(14,166)	(1,175,353)
ON Semiconductor Corp.	(4,577)	(43,344)
OneMain Holdings, Inc.	(4,768)	(151,718)
ONEOK, Inc.	(6,260)	(226,299)
Oracle Corp.	(30,504)	(1,215,889)
Owens & Minor, Inc.	(11,198)	(407,495)
Owens-Illinois, Inc.	(3,522)	(65,016)
PacWest Bancorp	(699)	(27,946)
Palo Alto Networks, Inc.	(1,224)	(184,665)
Panera Bread Co., Class A	(567)	(121,616)
Paychex, Inc.	(1,866)	(97,256)
Paycom Software, Inc.	(358)	(13,679)
PBF Energy, Inc., Class A	(2,276)	(73,242)
People’s United Financial, Inc.	(23,008)	(356,624)
Pfizer, Inc.	(2,785)	(91,097)
PG&E Corp.	(1,763)	(102,607)
Philip Morris International, Inc.	(7,899)	(775,050)
Phillips 66	(839)	(68,890)
Piedmont Office Realty Trust, Inc.	(8,883)	(176,861)
Pinnacle West Capital Corp.	(4,311)	(313,194)
Pitney Bowes, Inc.	(7,831)	(164,216)
Platform Specialty Products Corp.	(7,870)	(81,061)
Popeyes Louisiana Kitchen, Inc.	(1,485)	(79,834)
Post Holdings, Inc.	(585)	(42,026)
Progress Software Corp.	(16,754)	(427,562)
Progressive Corp.	(13,402)	(436,905)
Prologis, Inc.	(5,940)	(269,735)
Proto Labs, Inc.	(889)	(53,189)
Puma Biotechnology, Inc.	(984)	(30,199)
PVH Corp.	(5,738)	(548,553)
QEP Resources, Inc.	(10,432)	(187,046)
Qorvo, Inc.	(1,674)	(75,380)
Quaker Chemical Corp.	(5,342)	(475,759)
Quanta Services, Inc.	(3,629)	(86,080)
Rackspace Hosting, Inc.	(2,794)	(63,899)
Radius Health, Inc.	(7,225)	(257,210)
Rambus, Inc.	(32,455)	(377,127)
Rayonier, Inc.	(1,751)	(43,215)
RBC Bearings, Inc.	(5,250)	(384,825)
Red Hat, Inc.	(3,364)	(246,817)
Restoration Hardware Holdings, Inc.	(7,768)	(336,121)
Retail Properties of America, Inc.	(5,782)	(92,454)
Rexnord Corp.	(2,043)	(44,537)
RingCentral, Inc., Class A	(1,478)	(28,200)
Rockwell Collins, Inc.	(1,622)	(143,044)
RPM International, Inc.	(1,282)	(64,779)
S&P Global, Inc.	(10,778)	(1,151,629)

Reference Entity — Short	Shares	Value
United States (continued)
Santander Consumer USA Holdings, Inc.	(15,666)	$(206,321)
SCANA Corp.	(5,807)	(398,883)
Science Applications International Corp.	(5,600)	(297,304)
Sealed Air Corp.	(2,933)	(138,907)
SeaWorld Entertainment, Inc.	(2,318)	(46,198)
Select Comfort Corp.	(10,781)	(266,075)
Select Medical Holdings Corp.	(2,902)	(38,829)
Senior Housing Properties Trust	(8,147)	(143,224)
Service Corp. International	(1,734)	(46,246)
ServiceNow, Inc.	(1,735)	(124,018)
ServisFirst Bancshares, Inc.	(2,630)	(129,606)
Simmons First National Corp., Class A	(1,039)	(48,521)
SL Green Realty Corp.	(388)	(40,771)
SM Energy Co.	(871)	(27,140)
Smith & Wesson Holding Corp.	(7,705)	(168,200)
Sonic Corp.	(3,487)	(119,848)
Sotheby’s	(9,101)	(247,911)
Southern Co.	(12,358)	(619,136)
Sovran Self Storage, Inc.	(308)	(32,716)
SPIRE, Inc.	(7,238)	(462,942)
Splunk, Inc.	(6,389)	(332,100)
St Joe Co.	(487)	(8,206)
STAG Industrial, Inc.	(2,110)	(42,116)
Staples, Inc.	(2,884)	(29,417)
Steelcase, Inc., Class A	(1,408)	(21,486)
Sterling Bancorp	(6,587)	(107,632)
SUPERVALU, Inc.	(15,594)	(78,438)
Surgical Care Affiliates, Inc.	(635)	(30,702)
SVB Financial Group	(1,147)	(119,609)
Swift Transportation Co.	(4,265)	(70,884)
Synchronoss Technologies, Inc.	(3,741)	(116,233)
SYNNEX Corp.	(4,595)	(379,409)
Synopsys, Inc.	(5,006)	(237,885)
Synovus Financial Corp.	(27,371)	(852,880)
Syntel, Inc.	(3,615)	(153,746)
Sysco Corp.	(7,919)	(364,828)
Tableau Software, Inc., Class A	(1,516)	(78,377)
Take-Two Interactive Software, Inc.	(3,542)	(121,066)
Tanger Factory Outlet Centers	(19,288)	(676,623)
Targa Resources Corp.	(1,532)	(61,985)
Teledyne Technologies, Inc.	(5,823)	(541,248)
Telephone & Data Systems, Inc.	(1,052)	(31,108)
Tempur Sealy International, Inc.	(3,023)	(183,405)
Tenet Healthcare Corp.	(4,353)	(137,947)
Teradyne, Inc.	(2,184)	(41,299)
Tesla Motors, Inc.	(1,060)	(255,206)
Texas Capital Bancshares, Inc.	(4,561)	(208,985)
Textron, Inc.	(1,340)	(51,831)
TFS Financial Corp.	(2,836)	(50,764)
Chemours Co.	(4,631)	(42,235)

34	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Short	Shares	Value
United States (continued)
Time, Inc.	(12,879)	$(189,321)
Toll Brothers, Inc.	(764)	(20,857)
Total System Services, Inc.	(6,313)	(322,847)
Tribune Media Co.	(3,214)	(123,900)
TrueBlue, Inc.	(4,230)	(79,059)
Tupperware Brands Corp.	(9,449)	(548,703)
Two Harbors Investment Corp.	(27,454)	(214,965)
Tyler Technologies, Inc.	(20)	(2,928)
UBS Group AG	(87)	(1,503)
UDR, Inc.	(2,330)	(81,364)
Under Armour, Inc., Class A	(1,185)	(52,069)
UniFirst Corp.	(9,888)	(1,071,661)
United Bankshares, Inc.	(15,581)	(602,829)
United Community Banks, Inc.	(46,262)	(931,254)
United Natural Foods, Inc.	(2,568)	(91,601)
United Rentals, Inc.	(1,439)	(96,312)
United States Steel Corp.	(1,690)	(32,296)
United Therapeutics Corp.	(1,616)	(170,003)
Universal Electronics, Inc.	(673)	(44,694)
US Ecology, Inc.	(773)	(34,808)
USG Corp.	(3,063)	(82,732)
Valley National Bancorp	(9,574)	(90,570)
Vectren Corp.	(6,912)	(337,651)
Veeco Instruments, Inc.	(950)	(17,490)
Ventas, Inc.	(2,615)	(162,444)
VeriFone Systems, Inc.	(13,721)	(390,500)
Verizon Communications, Inc.	(2,301)	(117,213)
ViaSat, Inc.	(11,272)	(864,562)
Virtus Investment Partners, Inc.	(2,736)	(214,010)
Visa, Inc., Class -A Shares	(2,844)	(219,671)
Waddell & Reed Financial, Inc.	(8,462)	(172,117)
Walgreens Boots Alliance, Inc.	(5,842)	(463,154)
Washington Federal, Inc.	(5,109)	(124,098)
Washington Real Estate Investment Trust	(1,035)	(29,673)
Watts Water Technologies, Inc.	(801)	(44,752)
WD-40 Co.	(280)	(28,644)
WEC Energy Group, Inc.	(8,356)	(486,403)
WellCare Health Plans, Inc.	(2,385)	(214,626)
Welltower, Inc.	(1,256)	(87,192)
Wendy’s Co.	(25,058)	(272,130)
West Pharmaceutical Services, Inc.	(2,047)	(145,746)
Westar Energy, Inc.	(8,417)	(434,401)
WEX, Inc.	(1,754)	(165,735)
Weyerhaeuser Co.	(5,094)	(163,619)
Williams-Sonoma, Inc.	(6,907)	(405,993)
Wilshire Bancorp, Inc.	(6,793)	(73,161)
WisdomTree Investments, Inc.	(600)	(6,534)
Wolverine World Wide, Inc.	(6,441)	(122,057)
Workday, Inc., Class A	(3,424)	(256,732)
World Fuel Services Corp.	(2,510)	(117,292)
Worthington Industries, Inc.	(2,143)	(80,898)
WR Berkley Corp.	(4,212)	(235,872)

Reference Entity — Short	Shares	Value
United States (continued)
Wynn Resorts Ltd.	(1,391)	$(122,825)
Yahoo!, Inc.	(5,793)	(212,024)
Zayo Group Holdings, Inc.	(1,102)	(28,608)

		(91,501,967)
Total Reference Entity — Short		(95,869,671)
Net Value of Reference Entity — Goldman Sachs & Co.		145,233

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of April 30, 2016, expiration date 4/13/17:

Reference Entity — Long
Australia
Aristocrat Leisure Ltd.	205,786	1,555,667
Caltex Australia Ltd.	21,905	537,618
CIMIC Group Ltd.	167,779	4,537,750
CSR Ltd.	791,873	2,044,576
Downer EDI Ltd.	104,044	292,105
DUET Group	761,923	1,301,765
DuluxGroup Ltd.	486,124	2,354,385
Evolution Mining Ltd.	50,759	76,681
Fairfax Media Ltd.	4,732,289	2,844,381
Iluka Resources Ltd.	50,451	244,859
JB Hi-Fi Ltd.	126,452	2,103,687
Mirvac Group	485,863	687,414
Newcrest Mining Ltd.	159,443	2,324,937
Northern Star Resources Ltd.	1,362,604	4,052,786
Orora Ltd.	1,443,738	2,877,760
OZ Minerals Ltd.	57,133	253,649
Platinum Asset Management Ltd.	165,335	758,080
Qantas Airways Ltd.	1,104,641	2,693,370
South32 Ltd.	131,423	164,362
Stockland	899,614	2,975,468
Sydney Airport	945,754	4,876,368
Treasury Wine Estates Ltd.	9,943	70,011

		39,627,679
Austria
Erste Group Bank AG	140,718	4,050,739
OMV AG	7,585	228,233
Vienna Insurance Group AG	87,819	1,981,397
Voestalpine AG	10,570	381,417
Wienerberger AG	164,364	3,246,465

		9,888,251
Belgium
Ageas	121,783	4,785,675
bpost SA	65,165	1,840,234
Euronav NV	94,580	1,041,715
NV Bekaert SA	2,435	107,236
Proximus	49,570	1,670,697

BLACKROCK FUNDS	APRIL 30, 2016	35

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Long	Shares	Value
Belgium (continued)
Telenet Group Holding NV	123,304	$6,138,253

		15,583,810
Canada
Air Canada	401,282	2,983,949
Barrick Gold Corp.	34,532	668,512
CAE, Inc.	58,204	688,409
Canfor Corp.	28,063	306,866
Capital Power Corp.	7,184	101,745
Celestica, Inc.	204,307	2,190,109
Dollarama, Inc.	8,879	640,149
Domtar Corp.	180,062	6,957,365
Gibson Energy, Inc.	81,922	1,217,698
Goldcorp, Inc.	18,155	365,791
H&R Real Estate Investment Trust	102,318	1,787,527
Home Capital Group, Inc.	120,202	3,601,174
Kinross Gold Corp.	201,206	1,146,587
Linamar Corp.	69,889	3,026,277
Maple Leaf Foods, Inc.	25,858	535,420
Metro, Inc.	141,385	4,731,614
Peyto Exploration & Development Corp.	18,481	471,783
Power Corp. of Canada	259,212	6,299,015
Quebecor, Inc., Class B	28,178	753,689
Tourmaline Oil Corp.	13,633	314,449

		38,788,128
Denmark
A.P. Moeller — Maersk A/S, Class A	115	156,679
A.P. Moeller — Maersk A/S, Class B	1,581	2,225,266
GN Store Nord A/S	125,419	2,468,017
ISS A/S	85,770	3,257,940
NKT Holding A/S	41,605	2,372,082
Novo Nordisk A/S, Class B	264,491	14,767,683
Pandora A/S	57,099	7,423,585
TDC A/S	141,178	722,870
Topdanmark A/S	73,572	1,948,186
Vestas Wind Systems A/S	109,506	7,838,663

		43,180,971
Finland
Cargotec OYJ	52,386	1,982,768
Elisa OYJ	89,814	3,358,321
Kone OYJ, Class B	344,672	15,748,888
Stora Enso OYJ, Class R	412,585	3,607,269

		24,697,246
France
Air France-KLM	34,577	309,780
AtoS SE	71,837	6,393,971
Christian Dior SA	16,450	2,890,598
Electricite de France SA	303,741	4,363,807
Faurecia	49,807	2,057,923

Reference Entity — Long	Shares	Value
France (continued)
Lagardere SCA	27,597	$732,365
Nexans SA	1,376	64,014
Nexity SA	22,416	1,201,520
Peugeot SA	659,133	10,622,686
Technicolor SA, Registered Shares	303,762	2,083,583
Technip SA	44,525	2,609,614
Thales SA	63,675	5,510,286
Valeo SA	27,206	4,315,387

		43,155,534
Germany
Aurubis AG	1,020	55,433
Dialog Semiconductor PLC	53,226	1,856,334
E.ON SE	1,109,432	11,498,343
Evonik Industries AG	309,392	9,816,467
Freenet AG	11,746	359,561
Hochtief AG	141,380	18,163,400
KION Group AG	30,256	1,652,205
OSRAM Licht AG	22,017	1,149,704
ProSiebenSat.1 Media AG	153,665	7,849,977
Rational AG	765	388,773
Rhoen Klinikum AG	46,698	1,452,866

		54,243,063
Hong Kong
Champion REIT	338,000	180,920
CLP Holdings Ltd.	1,641,000	15,171,077
Hang Lung Group Ltd.	86,000	263,785
HKT Trust & HKT Ltd.	561,000	812,907
Hutchison Telecommunications Hong Kong Holdings Ltd.	842,000	294,547
Kerry Properties Ltd.	382,500	1,039,404
New World Development Co. Ltd.	1,505,000	1,496,735
NWS Holdings Ltd.	29,000	44,049
Sino Land Co. Ltd.	150,000	235,492
Sun Hung Kai Properties Ltd.	80,000	1,008,250
WH Group Ltd.	289,000	233,433

		20,780,599
Ireland
Bank of Ireland	5,837,705	1,772,774
CRH PLC	65	1,891
DCC PLC	78,104	6,927,444
Glanbia PLC	245,615	4,629,236
Kingspan Group PLC	102,338	2,695,190

		16,026,535
Isle of Man
Playtech PLC	209,132	2,462,817
Israel
Delek Automotive Systems Ltd.	15,405	143,106
Migdal Insurance & Financial Holding Ltd.	108,534	79,873

36	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Long	Shares	Value
Israel (continued)
Paz Oil Co. Ltd.	267	$41,610

		264,589
Italy
A2A SpA	2,451,045	3,503,416
Anima Holding SpA	193,973	1,377,601
Assicurazioni Generali SpA	19,786	302,520
Autogrill SpA	391,128	3,319,376
Brembo SpA	28,262	1,520,547
Hera SpA	1,805,089	5,436,974
Mediobanca SpA	679,204	5,594,914
Moncler SpA	35,538	577,626
Parmalat SpA	144,985	404,413
Prysmian SpA	20,185	477,554
Recordati SpA	74,668	1,899,998
UniCredit SpA	652,277	2,529,535

		26,944,474
Japan
Adastria Holdings Co. Ltd.	13,000	430,830
Advance Residence Investment Corp.	408	1,098,899
Ajinomoto Co., Inc.	32,600	751,438
Asahi Group Holdings Ltd.	84,000	2,665,910
Astellas Pharma, Inc.	424,400	5,722,008
Autobacs Seven Co. Ltd.	5,100	87,992
Calsonic Kansei Corp.	132,000	901,576
Canon Marketing Japan, Inc.	24,900	446,264
Citizen Holdings Co. Ltd.	123,300	695,486
Coca-Cola West Co. Ltd.	4,700	127,400
COLOPL, Inc.	76,000	1,501,295
Daifuku Co. Ltd.	43,400	776,202
Daikyo, Inc.	1,822,000	2,917,717
Daito Trust Construction Co. Ltd.	35,800	5,063,273
East Japan Railway Co.	27,100	2,384,151
Fuji Electric Co. Ltd.	204,000	868,069
Fuji Heavy Industries Ltd.	152,500	5,007,335
Fujitsu General Ltd.	393,000	6,794,554
Glory Ltd.	22,000	720,528
Gree, Inc.	521,800	2,924,340
GungHo Online Entertainment, Inc.	1,419,900	3,716,447
Haseko Corp.	697,700	6,309,000
Hitachi Kokusai Electric, Inc.	50,000	524,102
Iida Group Holdings Co. Ltd.	53,500	999,171
Isetan Mitsukoshi Holdings Ltd.	4,400	46,692
Isuzu Motors Ltd.	50,800	543,574
Itochu Techno-Solutions Corp.	2,300	45,072
J. Front Retailing Co. Ltd.	41,000	492,571
Japan Aviation Electronics Industry Ltd.	48,000	640,746
Japan Petroleum Exploration Co.	17,900	416,702
Japan Steel Works Ltd.	130,000	503,639
Joyo Bank Ltd.	248,000	864,307

Reference Entity — Long	Shares	Value
Japan (continued)
JTEKT Corp.	4,100	$52,208
K’s Holdings Corp.	27,100	910,796
Kaken Pharmaceutical Co. Ltd.	23,600	1,289,342
Kinden Corp.	63,400	744,645
Konica Minolta, Inc.	98,800	852,799
Kumagai Gumi Co. Ltd.	2,022,000	5,470,229
Lintec Corp.	35,200	674,780
Maeda Road Construction Co. Ltd.	98,000	1,785,394
Matsumotokiyoshi Holdings Co. Ltd.	41,500	2,031,294
Miraca Holdings, Inc.	7,200	305,979
Mitsubishi Gas Chemical Co., Inc.	109,000	597,735
Mitsubishi Heavy Industries Ltd.	89,000	316,360
Mitsubishi Motors Corp.	61,400	247,095
Mitsubishi Tanabe Pharma Corp.	126,100	2,245,148
Mixi, Inc.	10,500	358,771
Mizuho Financial Group, Inc.	215,400	322,866
Morinaga & Co. Ltd.	160,000	766,154
Nagase & Co. Ltd.	100,700	1,116,621
Nexon Co. Ltd.	46,900	704,221
NH Foods Ltd.	117,000	2,607,859
Nichirei Corp.	96,000	835,604
Nikon Corp.	111,900	1,631,211
Nippo Corp.	19,000	315,031
Nippon Shokubai Co. Ltd.	116,500	6,034,216
Nomura Real Estate Holdings, Inc.	69,800	1,275,614
NS Solutions Corp.	5,600	97,355
NSK Ltd.	94,800	827,397
Penta-Ocean Construction Co. Ltd.	85,800	386,384
Pola Orbis Holdings, Inc.	8,000	636,226
Resona Holdings, Inc.	245,200	866,847
Resorttrust, Inc.	4,000	82,702
Rohm Co. Ltd.	11,100	480,360
Seiko Holdings Corp.	603,000	2,258,555
Seino Holdings Co Ltd.	133,900	1,360,880
Skylark Co. Ltd.	53,100	675,015
Sugi Holdings Co. Ltd.	10,200	493,155
Sumitomo Forestry Co. Ltd.	110,100	1,271,136
Sumitomo Mitsui Trust Holdings, Inc.	1,597,000	4,908,987
Sumitomo Osaka Cement Co. Ltd.	742,000	3,198,998
Sumitomo Real Estate Sales Co. Ltd.	32,300	647,712
Sundrug Co. Ltd.	21,100	1,499,276
T&D Holdings, Inc.	4,600	44,033
Tadano Ltd.	297,000	2,834,122
Taiyo Yuden Co Ltd.	199,100	1,986,826
TDK Corp.	16,300	953,775
Tokai Rika Co. Ltd.	120,500	2,231,138
Tokyo Gas Co. Ltd.	3,873,000	17,094,149
Tokyu Fudosan Holdings Corp.	137,300	933,465
TonenGeneral Sekiyu KK	247,000	2,339,512
Toppan Forms Co. Ltd.	86,200	948,093

BLACKROCK FUNDS	APRIL 30, 2016	37

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Long	Shares	Value
Japan (continued)
Tosoh Corp.	355,000	$1,622,623
TS Tech Co. Ltd.	15,300	349,438
Ulvac, Inc.	7,200	220,764
United Arrows Ltd.	7,200	289,312
Yakult Honsha Co. Ltd.	36,600	1,814,287
Yamato Kogyo Co. Ltd.	34,900	819,260
Yokogawa Electric Corp.	25,000	268,605
Zeon Corp.	255,000	1,811,818

		146,731,467
Luxembourg
Regus PLC	398,772	1,706,230
Malta
Unibet Group PLC	35,990	406,478
Netherlands
Eurocommercial Properties NV CVA	32,257	1,506,485
New Zealand
Contact Energy Ltd.	347,648	1,233,488
Kiwi Property Group Ltd.	64,426	66,515
Ryman Healthcare Ltd.	23,685	147,645
SKYCITY Entertainment Group Ltd.	110,447	376,805

		1,824,453
Norway
Orkla ASA	1,189,523	10,384,448
Storebrand ASA	237,782	1,007,063
Subsea 7 SA	685,304	6,287,807
TGS Nopec Geophysical Co. ASA	46,628	777,923

		18,457,241
Portugal
NOS SGPS SA	521,511	3,739,187
Singapore
ComfortDelGro Corp. Ltd.	3,136,700	6,722,866
Jardine Cycle & Carriage Ltd.	104,600	2,990,499
Singapore Airlines Ltd.	494,900	4,224,705
SMRT Corp. Ltd.	324,800	368,817
Venture Corp. Ltd.	227,500	1,414,733
Yangzijiang Shipbuilding Holdings Ltd.	2,564,700	1,880,253

		17,601,873
Spain
ACS Actividades de Construccion y Servicios SA	64,063	2,124,749
Aena SA	25,524	3,646,236
Amadeus IT Holding SA, Class A	130,399	5,946,242
Atresmedia Corp. de Medios de Comunicaion S.A.	32,932	430,077
Banco Popular Espanol SA	14,809	40,379
Bankinter SA	190,432	1,453,529

Reference Entity — Long	Shares	Value
Spain (continued)
Codere SA	200,056	$194,590
Ebro Foods SA	41,214	935,150
Industria de Diseno Textil SA	4,266	137,303
Mediaset Espana Comunicacion SA	956,035	12,448,391
Melia Hotels International SA	20,889	263,578
NH Hotel Group SA	73,859	356,495
Repsol SA	20,005	263,595
Tecnicas Reunidas SA	30,446	1,026,295
Viscofan SA	3,336	187,410

		29,454,019
Sweden
Axfood AB	327,108	6,065,012
Boliden AB	11,266	197,046
Castellum AB	124,282	1,990,816
Fabege AB	192,750	3,218,800
Intrum Justitia AB	228,125	8,200,272
NCC AB, -B Shares	46,186	1,580,015

		21,251,961
Switzerland
Adecco SA, Registered Shares	136,420	8,806,380
Banque Cantonale Vaudoise, Registered Shares	5,915	4,084,097
Cembra Money Bank AG	949	65,113
Galenica AG	1,983	2,903,096
GAM Holding AG	293,739	3,837,691
Kuehne & Nagel International AG, Registered Shares	921	132,914
Logitech International SA, Registered Shares	537,469	8,257,957
Lonza Group AG, Registered Shares	82,607	13,777,876
Partners Group Holding AG	4,083	1,683,986
STMicroelectronics NV	1,039,106	6,388,853
Straumann Holding AG, Registered Shares	7,136	2,477,515
Temenos Group AG	2,077	107,784

		52,523,262
United Kingdom
Booker Group PLC	1,025,396	2,431,552
Dixons Carphone PLC	534,378	3,326,475
Domino’s Pizza Group PLC	97,146	1,306,094
Howden Joinery Group PLC	327,997	2,372,598
Inchcape PLC	605,786	6,008,796
Jupiter Fund Management PLC	309,947	1,910,780
Moneysupermarket.com Group PLC	1,113,263	5,113,908
Qinetiq Group PLC	2,196,215	7,192,784
Randgold Resources Ltd.	8,498	848,850
Rentokil Initial PLC	3,663,611	9,441,012

38	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Long	Shares	Value
United Kingdom (continued)
Rightmove PLC	113,320	$6,404,306
Thomas Cook Group PLC	4,220,888	5,457,486
Vedanta Resources PLC	6,818	42,072
WH Smith PLC	112,256	2,750,049

		54,606,762
United States
Sims Metal Management Ltd.	5,386	38,517
Tahoe Resources, Inc.	15,369	217,055

		255,572
Total Referene Entity — Long		685,708,686

Reference Entity — Short
Australia
ALS Ltd.	(543,772)	(1,918,883)
Alumina Ltd.	(1,217,280)	(1,374,567)
APA Group	(1,138,531)	(7,540,933)
Computershare Ltd.	(55,404)	(424,111)
Incitec Pivot Ltd.	(2,030,118)	(4,933,451)
Insurance Australia Group Ltd.	(986,069)	(4,296,942)
Origin Energy Ltd.	(218,982)	(899,907)
Ramsay Health Care Ltd.	(38,281)	(1,882,500)
Seek Ltd.	(84,262)	(1,042,734)
Sonic Healthcare Ltd.	(40,560)	(595,194)
Transurban Group	(73,462)	(644,612)

		(25,553,834)
Canada
Bombardier, Inc.	(38,980)	(58,717)
Cenovus Energy, Inc.	(51,021)	(808,805)
Concordia Healthcare Corp.	(71,951)	(2,091,952)
Cott Corp.	(35,653)	(472,551)
DH Corp.	(101,748)	(2,641,215)
Element Financial Corp.	(42,356)	(475,311)
Finning International, Inc.	(170,758)	(3,034,911)
First Quantum Minerals Ltd.	(257,577)	(2,194,547)
Gildan Activewear, Inc.	(61,429)	(1,907,937)
Hydro One Ltd.	(287,349)	(5,395,666)
IGM Financial, Inc.	(1,685)	(53,046)
Imperial Oil Ltd.	(37,351)	(1,238,683)
Loblaw Cos. Ltd.	(44,291)	(2,443,824)
Manitoba Telecom Services, Inc.	(248,766)	(6,511,099)
Norbord, Inc.	(90,045)	(1,794,872)
Northland Power, Inc.	(339,759)	(5,635,120)
Onex Corp.	(19,852)	(1,231,435)
Royal Bank of Canada	(9,577)	(594,756)
Veresen, Inc.	(53,214)	(385,098)

Reference Entity — Short	Shares	Value
Canada (continued)
West Fraser Timber Co. Ltd.	(13,597)	$(447,995)

		(39,417,540)
Finland
Fortum OYJ	(466,024)	(7,026,019)
Nokian Renkaat OYJ	(57,046)	(2,107,048)

		(9,133,067)
France
Bureau Veritas SA	(230,681)	(5,467,885)
JCDecaux SA	(40,390)	(1,789,589)
Kering	(5,426)	(930,548)
Legrand SA	(20,226)	(1,152,836)
Publicis Groupe SA	(116,276)	(8,604,796)
Societe Television Francaise 1	(68,428)	(824,206)

		(18,769,860)
Germany
Alstria Office REIT-AG	(59,657)	(837,689)
Axel Springer SE	(159,688)	(8,929,277)
Bayerische Motoren Werke AG	(227,990)	(20,844,338)
Daimler AG	(86,345)	(6,016,230)
Deutsche Annington Immobilien SE	(390,892)	(13,176,242)
Deutsche Bank AG	(461,147)	(8,740,081)
Drillisch AG	(7,912)	(327,211)
ElringKlinger AG	(149,333)	(3,665,955)
Fresenius SE & Co. KGaA	(91,741)	(6,689,588)
GEA Group AG	(9,259)	(430,261)
LEG Immobilien AG	(23,357)	(2,166,692)
Merck KGaA	(45,027)	(4,240,499)
SAP AG	(152,341)	(11,952,829)
Sartorius AG	(188)	(46,459)
Siemens AG	(43,835)	(4,587,255)
Symrise AG	(56,506)	(3,750,368)
ThyssenKrupp AG	(32,700)	(761,970)
Volkswagen AG	(44,644)	(6,540,745)
Zalando SE	(10,546)	(350,074)

		(104,053,763)
Hong Kong
AIA Group Ltd.	(92,400)	(552,977)
ASM Pacific Technology Ltd.	(3,600)	(25,942)
Esprit Holdings Ltd.	(230,500)	(201,658)
Hang Lung Properties Ltd.	(1,184,000)	(2,357,550)
Hong Kong & China Gas Co. Ltd.	(880,000)	(1,638,107)
Jardine Matheson Holdings Ltd.	(192,200)	(10,600,239)
Melco International Development Ltd.	(1,252,000)	(1,430,804)

BLACKROCK FUNDS	APRIL 30, 2016	39

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Short	Shares	Value
Hong Kong (continued)
Wharf Holdings Ltd.	(66,000)	$(356,733)

		(17,164,010)
Italy
Yoox SpA	(34,228)	(1,004,279)
Japan
Acom Co. Ltd.	(1,921,100)	(10,021,676)
Aeon Co. Ltd.	(47,400)	(710,308)
Coca-Cola East Japan Co. Ltd.	(30,400)	(556,955)
Cosmos Pharmaceutical Corp.	(4,400)	(753,270)
CyberAgent, Inc.	(67,800)	(3,178,504)
CYBERDYNE, Inc.	(133,100)	(2,820,622)
Dena Co. Ltd.	(183,500)	(3,088,214)
Dentsu, Inc.	(63,200)	(3,211,129)
DMG Mori Seiki Co. Ltd.	(464,900)	(5,215,938)
Ebara Corp.	(9,000)	(40,978)
FANUC Corp.	(19,700)	(2,910,122)
Fast Retailing Co. Ltd.	(28,800)	(7,583,103)
GS Yuasa Corp.	(158,000)	(647,670)
Hamamatsu Photonics KK	(76,000)	(2,112,101)
Hitachi Construction Machinery Co. Ltd.	(25,300)	(401,684)
Ichigo, Inc.	(394,300)	(1,709,565)
IHI Corp.	(178,000)	(385,993)
Invincible Investment Corp.	(222)	(168,571)
Jafco Co. Ltd.	(12,600)	(348,583)
Japan Exchange Group, Inc.	(2,700)	(40,212)
Japan Real Estate Investment Corp.	(220)	(1,369,943)
Japan Tobacco, Inc.	(14,200)	(580,182)
Kagome Co. Ltd.	(33,000)	(704,574)
Kaneka Corp.	(72,000)	(602,620)
Kansai Paint Co. Ltd.	(104,700)	(1,831,166)
Kawasaki Kisen Kaisha Ltd.	(1,464,000)	(3,121,567)
Kenedix Office Investment Corp.	(35)	(204,927)
Keyence Corp.	(32,900)	(19,720,026)
Kubota Corp.	(179,600)	(2,616,207)
Kusuri No Aoki Co. Ltd.	(1,600)	(84,318)
Kyowa Hakko Kirin Co. Ltd.	(46,200)	(821,345)
Laox Co. Ltd.	(479,000)	(496,056)
Mabuchi Motor Co. Ltd.	(8,200)	(408,169)
Makita Corp.	(86,400)	(5,450,407)
Marui Group Co. Ltd.	(13,400)	(204,720)
Maruichi Steel Tube Ltd.	(41,900)	(1,218,630)
MisumiI Group, Inc.	(355,200)	(4,905,231)
MonotaRO Co. Ltd.	(275,100)	(8,260,496)
Nabtesco Corp.	(2,600)	(58,654)
Next Co. Ltd.	(234,500)	(2,622,237)
Nidec Corp.	(35,700)	(2,615,884)
Nifco, Inc.	(10,700)	(510,749)
Nihon Kohden Corp.	(123,200)	(3,067,241)
Nintendo Co. Ltd.	(13,600)	(1,841,453)

Reference Entity — Short	Shares	Value
Japan (continued)
Nippon Paint Co. Ltd.	(81,700)	$(2,145,187)
Nippon Paper Industries Co. Ltd.	(23,300)	(447,725)
Nisshin Steel Co. Ltd.	(36,500)	(488,637)
NTT Urban Development Corp.	(23,500)	(219,912)
Olympus Corp.	(40,700)	(1,585,534)
Ono Pharmaceutical Co. Ltd.	(175,000)	(7,885,127)
Oriental Land Co. Ltd.	(1,500)	(104,161)
ORIX Corp.	(39,300)	(555,896)
Sawai Pharmaceutical Co. Ltd.	(53,800)	(3,465,790)
SCREEN Holdings Co. Ltd.	(8,000)	(61,722)
Sekisui House Ltd.	(41,900)	(727,524)
Shimamura Co. Ltd.	(19,300)	(2,605,373)
Shimano, Inc.	(13,000)	(1,865,128)
Shochiku Co. Ltd.	(38,000)	(379,993)
SoftBank Group Corp.	(285,600)	(15,356,853)
Sony Corp.	(119,800)	(2,901,748)
Taisho Pharmaceutical Holdings Co. Ltd.	(44,000)	(3,613,976)
Terumo Corp.	(10,100)	(383,955)
THK Co. Ltd.	(27,800)	(552,189)
Tokyo Broadcasting System Holdings, Inc.	(10,800)	(148,545)
Tokyo Electron Ltd.	(1,100)	(72,701)
Topcon Corp.	(129,900)	(1,599,020)
Toshiba Corp.	(341,000)	(721,198)
Toyo Seikan Group Holdings Ltd.	(127,300)	(2,509,688)
Tsumura & Co.	(27,900)	(717,946)
Welcia Holdings Co. Ltd.	(3,600)	(190,161)
Yamada Denki Co. Ltd.	(716,400)	(3,606,546)
Yamaha Motor Co. Ltd.	(29,700)	(486,140)
Yaskawa Electric Corp.	(3,400)	(39,818)
Zenkoku Hosho Co. Ltd.	(2,600)	(91,439)

		(164,751,632)
Macau
Wynn Macau Ltd.	(818,800)	(1,164,217)
Netherlands
Aalberts Industries NV	(11,637)	(399,365)
Altice NV Class A	(32,173)	(487,738)
Altice NV Class B	(4,078)	(62,335)
Arcadis NV	(30,599)	(524,494)
Koninklijke BAM Groep NV	(260,955)	(1,256,098)
Koninklijke Philips NV	(118,724)	(3,262,366)
Royal Dutch Shell PLC, -B Shares	(94,301)	(2,475,861)
SBM Offshore NV	(223,272)	(2,990,598)

		(11,458,855)
Norway
Marine Harvest ASA	(8,345)	(130,067)
Schibsted ASA	(5,344)	(155,749)

40	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Reference Entity — Short	Shares	Value
Norway (continued)
Schibsted ASA, -B Shares	(4,707)	$(133,933)

		(419,749)
Singapore
Neptune Orient Lines Ltd.	(1,827,700)	(1,744,022)
Sembcorp Industries Ltd.	(330,400)	(706,233)

		(2,450,255)
Spain
Acerinox SA	(212,170)	(2,514,043)
Obrascon Huarte Lain SA	(262,593)	(1,866,231)

		(4,380,274)
Sweden
Alfa Laval AB	(4,465)	(70,449)
Assa Abloy AB	(787,431)	(16,545,696)
Atlas Copco AB	(590,632)	(15,301,650)
Atlas Copco AB, -B Shares	(66,435)	(1,596,162)
Fastighets AB Balder	(15,846)	(404,185)
Getinge AB, -B Shares	(73,561)	(1,557,921)
Hennes & Mauritz AB, -B Shares	(594,581)	(21,173,233)
Hexagon AB, -B Shares	(207,869)	(8,303,278)
JM AB	(15,007)	(434,117)
Skandinaviska Enskilda Banken AB	(38,819)	(371,134)
SKF AB, -B Shares	(209,920)	(3,868,334)
Svenska Handelsbanken AB, -A Shares	(371,447)	(4,955,157)
Swedbank AB, -A Shares	(183,469)	(3,960,877)
Tele2 AB, -B Shares	(231,421)	(2,211,163)
Volvo AB, -B Shares	(53,386)	(626,045)

		(81,379,401)
Switzerland
Barry Callebaut AG	(717)	(843,500)
Chocoladefabriken Lindt & Spruengli AG	(551)	(5,187,344)
Dufry AG	(175,294)	(23,106,886)
LafargeHolcim Ltd.	(54,220)	(2,753,046)

Reference Entity — Short	Shares	Value
Switzerland (continued)
SGS SA	(3,199)	$(7,053,412)
Swatch Group AG	(1,351)	(460,936)

		(39,405,124)
United Kingdom
Aberdeen Asset Management PLC	(15,033)	(65,767)
Aggreko PLC	(41,452)	(659,809)
Antofagasta PLC	(552,008)	(3,909,464)
Ashmore Group PLC	(9,925)	(44,603)
Ashtead Group PLC	(69,476)	(923,989)
Babcock International Group PLC	(836,543)	(11,608,714)
Balfour Beatty PLC	(294,266)	(1,028,209)
BBA Aviation PLC	(1,797,358)	(5,262,969)
Capita PLC	(1,562,073)	(22,887,392)
Capital & Counties Properties PLC	(437,457)	(2,263,358)
Cobham PLC	(338,207)	(763,064)
Essentra PLC	(162,680)	(1,934,722)
GlaxoSmithKline PLC	(397,692)	(8,499,659)
Hargreaves Lansdown PLC	(306,276)	(5,766,392)
Inmarsat PLC	(24,275)	(330,287)
Just Eat PLC	(7,305)	(41,038)
Melrose Industries PLC	(272,542)	(1,489,146)
Merlin Entertainments PLC	(21,428)	(135,354)
Micro Focus International PLC	(320,359)	(7,165,628)
Ocado Group PLC	(166,566)	(720,788)
Old Mutual PLC	(252,622)	(686,818)
Pearson PLC	(214,733)	(2,530,303)
Prudential PLC	(511,689)	(10,100,500)
Reckitt Benckiser Group PLC	(189,960)	(18,505,703)
Rolls-Royce Holdings PLC	(7,925,032)	(862,413)
Rotork PLC	(810,848)	(2,218,263)
RPC Group PLC	(352,561)	(3,762,292)
St. James’s Place PLC	(78,119)	(991,618)
Standard Chartered PLC	(164,366)	(1,328,506)
Tesco PLC	(1,029,822)	(2,589,012)

		(119,075,780)
Total Reference Entity — Short		(639,581,639)
Net Value of Reference Entity — UBS AG		46,127,047

BLACKROCK FUNDS	APRIL 30, 2016	41

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:[1]
Common Stocks	$443,472	—	—	$443,472
Preferred Securities	—	—	$8,245,199	8,245,199
Short-Term Securities	1,523,392,796	—	—	1,523,392,796

Total	$1,523,836,268	—	$8,245,199	$1,532,081,467

Derivative Financial Instruments [2]
Assets:
Equity Contracts	$29,511	$9,931,353	—	$9,960,864
Liabilities:
Equity Contracts	(958,876)	(10,412,285)	—	(11,371,161)

Total	$(929,365)	$(480,932)	—	$(1,410,297)

[1] See above Schedule of Investments for values in each country.
[2] Derivative financial instruments are futures contracts and swaps. Futures contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

42	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (concluded)	BlackRock Global Long/Short Equity Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$14,608,940	—	—	$14,608,940
Cash pledged as collateral for futures contracts	4,820,000	—	—	4,820,000
Cash pledged as collateral for OTC swaps	4,156,241	—	—	4,156,241
Liabilities:
Foreign currency at value	(176,883)	—	—	(176,883)
Cash received as collateral for OTC swaps	—	$(11,370,000)	—	(11,370,000)

Total	$23,408,298	$(11,370,000)	—	$12,038,298

During the period ended April 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS	APRIL 30, 2016	43

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	June 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	June 22, 2016